UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: AMTYX

April 30, 2026

AB All Market Real Return Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$48	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$804,626,900
# of Portfolio Holdings	389
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (Net)	$2,646,876

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$24,625,274	3.1%
Prologis, Inc.	$22,305,235	2.8%
Equinix, Inc.	$17,069,732	2.1%
Digital Realty Trust, Inc.	$14,531,780	1.8%
Exxon Mobil Corp.	$12,327,572	1.5%
Simon Property Group, Inc.	$12,323,233	1.5%
iShares Global Energy ETF	$11,988,614	1.5%
Shell PLC	$11,149,861	1.4%
Extra Space Storage, Inc.	$10,567,291	1.3%
NVIDIA Corp.	$10,081,478	1.3%
Total	$146,970,070	18.3%

Portfolio BreakdownFootnote Reference*

Table Summary
Real Estate Stocks	36.0%
Commodity Related Derivatives	31.0%
Commodity Related Stocks	17.0%
Inflation Sensitive Stocks	16.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio breakdown is expressed as an approximate percentage of the Fund's net assets inclusive of derivative exposure based on the Adviser's internal classification guidelines.

Advisor Class: AMTYX

1

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	79.7%
Investment Companies	1.8%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.9%
Japan	5.3%
United Kingdom	4.0%
Australia	3.9%
Canada	3.0%
France	2.2%
Hong Kong	1.5%
China	1.4%
Switzerland	1.2%
Singapore	1.2%
Germany	1.1%
Spain	1.1%
Italy	0.8%
Belgium	0.7%
Others	4.2%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMTYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMRR-ADV-0154-0426

Advisor Class: AMTYX

2

Class 1: AMTOX

April 30, 2026

AB All Market Real Return Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTOX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$59	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$804,626,900
# of Portfolio Holdings	389
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (Net)	$2,646,876

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$24,625,274	3.1%
Prologis, Inc.	$22,305,235	2.8%
Equinix, Inc.	$17,069,732	2.1%
Digital Realty Trust, Inc.	$14,531,780	1.8%
Exxon Mobil Corp.	$12,327,572	1.5%
Simon Property Group, Inc.	$12,323,233	1.5%
iShares Global Energy ETF	$11,988,614	1.5%
Shell PLC	$11,149,861	1.4%
Extra Space Storage, Inc.	$10,567,291	1.3%
NVIDIA Corp.	$10,081,478	1.3%
Total	$146,970,070	18.3%

Portfolio BreakdownFootnote Reference*

Table Summary
Real Estate Stocks	36.0%
Commodity Related Derivatives	31.0%
Commodity Related Stocks	17.0%
Inflation Sensitive Stocks	16.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio breakdown is expressed as an approximate percentage of the Fund's net assets inclusive of derivative exposure based on the Adviser's internal classification guidelines.

Class 1: AMTOX

1

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	79.7%
Investment Companies	1.8%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.9%
Japan	5.3%
United Kingdom	4.0%
Australia	3.9%
Canada	3.0%
France	2.2%
Hong Kong	1.5%
China	1.4%
Switzerland	1.2%
Singapore	1.2%
Germany	1.1%
Spain	1.1%
Italy	0.8%
Belgium	0.7%
Others	4.2%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMTOX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMRR-1-0154-0426

Class 1: AMTOX

2

Class A: AMTAX

April 30, 2026

AB All Market Real Return Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$804,626,900
# of Portfolio Holdings	389
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (Net)	$2,646,876

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$24,625,274	3.1%
Prologis, Inc.	$22,305,235	2.8%
Equinix, Inc.	$17,069,732	2.1%
Digital Realty Trust, Inc.	$14,531,780	1.8%
Exxon Mobil Corp.	$12,327,572	1.5%
Simon Property Group, Inc.	$12,323,233	1.5%
iShares Global Energy ETF	$11,988,614	1.5%
Shell PLC	$11,149,861	1.4%
Extra Space Storage, Inc.	$10,567,291	1.3%
NVIDIA Corp.	$10,081,478	1.3%
Total	$146,970,070	18.3%

Portfolio BreakdownFootnote Reference*

Table Summary
Real Estate Stocks	36.0%
Commodity Related Derivatives	31.0%
Commodity Related Stocks	17.0%
Inflation Sensitive Stocks	16.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio breakdown is expressed as an approximate percentage of the Fund's net assets inclusive of derivative exposure based on the Adviser's internal classification guidelines.

Class A: AMTAX

1

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	79.7%
Investment Companies	1.8%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.9%
Japan	5.3%
United Kingdom	4.0%
Australia	3.9%
Canada	3.0%
France	2.2%
Hong Kong	1.5%
China	1.4%
Switzerland	1.2%
Singapore	1.2%
Germany	1.1%
Spain	1.1%
Italy	0.8%
Belgium	0.7%
Others	4.2%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMTAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMRR-A-0154-0426

Class A: AMTAX

2

Class C: ACMTX

April 30, 2026

AB All Market Real Return Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACMTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$804,626,900
# of Portfolio Holdings	389
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (Net)	$2,646,876

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$24,625,274	3.1%
Prologis, Inc.	$22,305,235	2.8%
Equinix, Inc.	$17,069,732	2.1%
Digital Realty Trust, Inc.	$14,531,780	1.8%
Exxon Mobil Corp.	$12,327,572	1.5%
Simon Property Group, Inc.	$12,323,233	1.5%
iShares Global Energy ETF	$11,988,614	1.5%
Shell PLC	$11,149,861	1.4%
Extra Space Storage, Inc.	$10,567,291	1.3%
NVIDIA Corp.	$10,081,478	1.3%
Total	$146,970,070	18.3%

Portfolio BreakdownFootnote Reference*

Table Summary
Real Estate Stocks	36.0%
Commodity Related Derivatives	31.0%
Commodity Related Stocks	17.0%
Inflation Sensitive Stocks	16.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio breakdown is expressed as an approximate percentage of the Fund's net assets inclusive of derivative exposure based on the Adviser's internal classification guidelines.

Class C: ACMTX

1

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	79.7%
Investment Companies	1.8%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.9%
Japan	5.3%
United Kingdom	4.0%
Australia	3.9%
Canada	3.0%
France	2.2%
Hong Kong	1.5%
China	1.4%
Switzerland	1.2%
Singapore	1.2%
Germany	1.1%
Spain	1.1%
Italy	0.8%
Belgium	0.7%
Others	4.2%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ACMTX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMRR-C-0154-0426

Class C: ACMTX

2

Class Z: AMTZX

April 30, 2026

AB All Market Real Return Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$46	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$804,626,900
# of Portfolio Holdings	389
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (Net)	$2,646,876

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$24,625,274	3.1%
Prologis, Inc.	$22,305,235	2.8%
Equinix, Inc.	$17,069,732	2.1%
Digital Realty Trust, Inc.	$14,531,780	1.8%
Exxon Mobil Corp.	$12,327,572	1.5%
Simon Property Group, Inc.	$12,323,233	1.5%
iShares Global Energy ETF	$11,988,614	1.5%
Shell PLC	$11,149,861	1.4%
Extra Space Storage, Inc.	$10,567,291	1.3%
NVIDIA Corp.	$10,081,478	1.3%
Total	$146,970,070	18.3%

Portfolio BreakdownFootnote Reference*

Table Summary
Real Estate Stocks	36.0%
Commodity Related Derivatives	31.0%
Commodity Related Stocks	17.0%
Inflation Sensitive Stocks	16.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio breakdown is expressed as an approximate percentage of the Fund's net assets inclusive of derivative exposure based on the Adviser's internal classification guidelines.

Class Z: AMTZX

1

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	79.7%
Investment Companies	1.8%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	49.9%
Japan	5.3%
United Kingdom	4.0%
Australia	3.9%
Canada	3.0%
France	2.2%
Hong Kong	1.5%
China	1.4%
Switzerland	1.2%
Singapore	1.2%
Germany	1.1%
Spain	1.1%
Italy	0.8%
Belgium	0.7%
Others	4.2%
Short-Term Investments	15.1%
Other assets less liabilities	3.4%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMTZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMRR-Z-0154-0426

Class Z: AMTZX

2

Advisor Class: ABNYX

April 30, 2026

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Fund Information

AB Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$834,431,381
# of Portfolio Holdings	308
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,415,972

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Inflation-Linked Securities	74.3%
Corporates - Investment Grade	10.3%
Short-Term Investments	5.4%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	0.6%
Corporates - Non-Investment Grade	0.6%
Governments - Sovereign Bonds	0.4%
Collateralized Loan Obligations	0.4%
Emerging Markets - Corporate Bonds	0.4%
Other	0.4%
Other assets less liabilities	-2.5%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

Table Summary
U.S. Inflation - Protected Exposure	74.3%
Non-Inflation Exposure	25.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Advisor Class: ABNYX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABNYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

BIS-ADV-0154-0426

Advisor Class: ABNYX

2

Class 1: ABNOX

April 30, 2026

SCAN ME

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Fund Information

AB Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNOX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$834,431,381
# of Portfolio Holdings	308
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,415,972

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Inflation-Linked Securities	74.3%
Corporates - Investment Grade	10.3%
Short-Term Investments	5.4%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	0.6%
Corporates - Non-Investment Grade	0.6%
Governments - Sovereign Bonds	0.4%
Collateralized Loan Obligations	0.4%
Emerging Markets - Corporate Bonds	0.4%
Other	0.4%
Other assets less liabilities	-2.5%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

Table Summary
U.S. Inflation - Protected Exposure	74.3%
Non-Inflation Exposure	25.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Class 1: ABNOX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABNOX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

BIS-1-0154-0426

Class 1: ABNOX

2

Class 2: ABNTX

April 30, 2026

SCAN ME

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Fund Information

AB Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$834,431,381
# of Portfolio Holdings	308
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,415,972

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Inflation-Linked Securities	74.3%
Corporates - Investment Grade	10.3%
Short-Term Investments	5.4%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	0.6%
Corporates - Non-Investment Grade	0.6%
Governments - Sovereign Bonds	0.4%
Collateralized Loan Obligations	0.4%
Emerging Markets - Corporate Bonds	0.4%
Other	0.4%
Other assets less liabilities	-2.5%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

Table Summary
U.S. Inflation - Protected Exposure	74.3%
Non-Inflation Exposure	25.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Class 2: ABNTX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABNTX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

BIS-2-0154-0426

Class 2: ABNTX

2

Class A: ABNAX

April 30, 2026

SCAN ME

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Fund Information

AB Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$834,431,381
# of Portfolio Holdings	308
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,415,972

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Inflation-Linked Securities	74.3%
Corporates - Investment Grade	10.3%
Short-Term Investments	5.4%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	0.6%
Corporates - Non-Investment Grade	0.6%
Governments - Sovereign Bonds	0.4%
Collateralized Loan Obligations	0.4%
Emerging Markets - Corporate Bonds	0.4%
Other	0.4%
Other assets less liabilities	-2.5%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

Table Summary
U.S. Inflation - Protected Exposure	74.3%
Non-Inflation Exposure	25.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Class A: ABNAX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABNAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

BIS-A-0154-0426

Class A: ABNAX

2

Class C: ABNCX

April 30, 2026

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Fund Information

AB Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$834,431,381
# of Portfolio Holdings	308
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,415,972

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Inflation-Linked Securities	74.3%
Corporates - Investment Grade	10.3%
Short-Term Investments	5.4%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	0.6%
Corporates - Non-Investment Grade	0.6%
Governments - Sovereign Bonds	0.4%
Collateralized Loan Obligations	0.4%
Emerging Markets - Corporate Bonds	0.4%
Other	0.4%
Other assets less liabilities	-2.5%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

Table Summary
U.S. Inflation - Protected Exposure	74.3%
Non-Inflation Exposure	25.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Class C: ABNCX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABNCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

BIS-C-0154-0426

Class C: ABNCX

2

Class I: ANBIX

April 30, 2026

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Fund Information

AB Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANBIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$834,431,381
# of Portfolio Holdings	308
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,415,972

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Inflation-Linked Securities	74.3%
Corporates - Investment Grade	10.3%
Short-Term Investments	5.4%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	0.6%
Corporates - Non-Investment Grade	0.6%
Governments - Sovereign Bonds	0.4%
Collateralized Loan Obligations	0.4%
Emerging Markets - Corporate Bonds	0.4%
Other	0.4%
Other assets less liabilities	-2.5%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

Table Summary
U.S. Inflation - Protected Exposure	74.3%
Non-Inflation Exposure	25.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Class I: ANBIX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ANBIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

BIS-I-0154-0426

Class I: ANBIX

2

Class Z: ABNZX

April 30, 2026

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Fund Information

AB Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$834,431,381
# of Portfolio Holdings	308
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net)	$1,415,972

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Inflation-Linked Securities	74.3%
Corporates - Investment Grade	10.3%
Short-Term Investments	5.4%
Collateralized Mortgage Obligations	5.3%
Asset-Backed Securities	4.4%
Commercial Mortgage-Backed Securities	0.6%
Corporates - Non-Investment Grade	0.6%
Governments - Sovereign Bonds	0.4%
Collateralized Loan Obligations	0.4%
Emerging Markets - Corporate Bonds	0.4%
Other	0.4%
Other assets less liabilities	-2.5%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

Table Summary
U.S. Inflation - Protected Exposure	74.3%
Non-Inflation Exposure	25.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Class Z: ABNZX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABNZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

BIS-Z-0154-0426

Class Z: ABNZX

2

Advisor Class: ACGYX

April 30, 2026

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Fund Information

AB Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACGYX-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$2,281,181,832
# of Portfolio Holdings	597
Portfolio Turnover Rate	138%
Total Advisory Fees Paid (Net)	$4,639,775

Graphical Representation of Holdings

Portfolio Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	51.0%
Mortgage Pass-Throughs	27.5%
Corporates - Investment Grade	17.7%
Collateralized Loan Obligations	6.8%
Collateralized Mortgage Obligations	5.9%
Corporates - Non-Investment Grade	4.4%
Asset-Backed Securities	4.1%
Agencies	1.3%
Emerging Markets - Corporate Bonds	1.1%
Others	1.8%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	112.4%
United Kingdom	1.9%
France	1.4%
Spain	1.1%
Italy	0.7%
Brazil	0.5%
Australia	0.5%
Germany	0.4%
Canada	0.4%
Norway	0.3%
South Africa	0.2%
Ireland	0.2%
Dominican Republic	0.2%
Romania	0.2%
Others	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Advisor Class: ACGYX

1

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective April 6, 2026, the Fund’s non-fundamental investment policy to “normally invest at least 65% of its total assets in securities of U.S. and foreign governments, their agencies or instrumentalities and repurchase agreements relating to U.S. Government securities” was amended to “normally invest at least 65% of its total assets in investment grade debt securities of various types”. In addition, the Fund removed from its investment strategy to “invest up to 35% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper,” and the corresponding risk disclosure, “Mortgage-Related and/or Other Asset-Backed Securities Risk,” from its prospectus.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ACGYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IF-ADV-0154-0426

Advisor Class: ACGYX

2

Class A: AKGAX

April 30, 2026

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Fund Information

AB Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AKGAX-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$2,281,181,832
# of Portfolio Holdings	597
Portfolio Turnover Rate	138%
Total Advisory Fees Paid (Net)	$4,639,775

Graphical Representation of Holdings

Portfolio Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	51.0%
Mortgage Pass-Throughs	27.5%
Corporates - Investment Grade	17.7%
Collateralized Loan Obligations	6.8%
Collateralized Mortgage Obligations	5.9%
Corporates - Non-Investment Grade	4.4%
Asset-Backed Securities	4.1%
Agencies	1.3%
Emerging Markets - Corporate Bonds	1.1%
Others	1.8%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	112.4%
United Kingdom	1.9%
France	1.4%
Spain	1.1%
Italy	0.7%
Brazil	0.5%
Australia	0.5%
Germany	0.4%
Canada	0.4%
Norway	0.3%
South Africa	0.2%
Ireland	0.2%
Dominican Republic	0.2%
Romania	0.2%
Others	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Class A: AKGAX

1

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective April 6, 2026, the Fund’s non-fundamental investment policy to “normally invest at least 65% of its total assets in securities of U.S. and foreign governments, their agencies or instrumentalities and repurchase agreements relating to U.S. Government securities” was amended to “normally invest at least 65% of its total assets in investment grade debt securities of various types”. In addition, the Fund removed from its investment strategy to “invest up to 35% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper,” and the corresponding risk disclosure, “Mortgage-Related and/or Other Asset-Backed Securities Risk,” from its prospectus.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AKGAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IF-A-0154-0426

Class A: AKGAX

2

Class C: AKGCX

April 30, 2026

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Fund Information

AB Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AKGCX-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$2,281,181,832
# of Portfolio Holdings	597
Portfolio Turnover Rate	138%
Total Advisory Fees Paid (Net)	$4,639,775

Graphical Representation of Holdings

Portfolio Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	51.0%
Mortgage Pass-Throughs	27.5%
Corporates - Investment Grade	17.7%
Collateralized Loan Obligations	6.8%
Collateralized Mortgage Obligations	5.9%
Corporates - Non-Investment Grade	4.4%
Asset-Backed Securities	4.1%
Agencies	1.3%
Emerging Markets - Corporate Bonds	1.1%
Others	1.8%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	112.4%
United Kingdom	1.9%
France	1.4%
Spain	1.1%
Italy	0.7%
Brazil	0.5%
Australia	0.5%
Germany	0.4%
Canada	0.4%
Norway	0.3%
South Africa	0.2%
Ireland	0.2%
Dominican Republic	0.2%
Romania	0.2%
Others	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Class C: AKGCX

1

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective April 6, 2026, the Fund’s non-fundamental investment policy to “normally invest at least 65% of its total assets in securities of U.S. and foreign governments, their agencies or instrumentalities and repurchase agreements relating to U.S. Government securities” was amended to “normally invest at least 65% of its total assets in investment grade debt securities of various types”. In addition, the Fund removed from its investment strategy to “invest up to 35% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper,” and the corresponding risk disclosure, “Mortgage-Related and/or Other Asset-Backed Securities Risk,” from its prospectus.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AKGCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IF-C-0154-0426

Class C: AKGCX

2

Class Z: ACGZX

April 30, 2026

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Fund Information

AB Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACGZX-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$26	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$2,281,181,832
# of Portfolio Holdings	597
Portfolio Turnover Rate	138%
Total Advisory Fees Paid (Net)	$4,639,775

Graphical Representation of Holdings

Portfolio Breakdown (% of Net Assets)

Table Summary
Governments - Treasuries	51.0%
Mortgage Pass-Throughs	27.5%
Corporates - Investment Grade	17.7%
Collateralized Loan Obligations	6.8%
Collateralized Mortgage Obligations	5.9%
Corporates - Non-Investment Grade	4.4%
Asset-Backed Securities	4.1%
Agencies	1.3%
Emerging Markets - Corporate Bonds	1.1%
Others	1.8%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	112.4%
United Kingdom	1.9%
France	1.4%
Spain	1.1%
Italy	0.7%
Brazil	0.5%
Australia	0.5%
Germany	0.4%
Canada	0.4%
Norway	0.3%
South Africa	0.2%
Ireland	0.2%
Dominican Republic	0.2%
Romania	0.2%
Others	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	-21.9%
Total	100.0%

Class Z: ACGZX

1

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective April 6, 2026, the Fund’s non-fundamental investment policy to “normally invest at least 65% of its total assets in securities of U.S. and foreign governments, their agencies or instrumentalities and repurchase agreements relating to U.S. Government securities” was amended to “normally invest at least 65% of its total assets in investment grade debt securities of various types”. In addition, the Fund removed from its investment strategy to “invest up to 35% of its total assets in non-government fixed-income securities, including corporate debt securities, non-government mortgage-backed and other asset-backed securities, certificates of deposit and commercial paper,” and the corresponding risk disclosure, “Mortgage-Related and/or Other Asset-Backed Securities Risk,” from its prospectus.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ACGZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IF-Z-0154-0426

Class Z: ACGZX

2

Advisor Class: ATTYX

April 30, 2026

AB Tax-Aware Fixed Income Opportunities Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATTYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,381,989,316
# of Portfolio Holdings	989
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (Net)	$2,268,371

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	4.3%
AA	35.5%
A	23.2%
BBB	12.2%
BB	4.4%
B	0.4%
CCC	0.1%
A-1+	3.2%
Not Rated	16.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Advisor Class: ATTYX

1

State Breakdown (% of Net Assets)

Table Summary
California	12.6%
New York	6.8%
Florida	6.2%
Illinois	5.9%
Alabama	5.6%
Texas	5.2%
Wisconsin	4.4%
District of Columbia	4.3%
Colorado	3.5%
Massachusetts	3.1%
Pennsylvania	3.0%
Georgia	3.0%
Ohio	3.0%
New Hampshire	2.9%
Other	33.7%
Other assets less liabilities	-3.2%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATTYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

TAFIO-ADV-0154-0426

Advisor Class: ATTYX

2

Class A: ATTAX

April 30, 2026

AB Tax-Aware Fixed Income Opportunities Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATTAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,381,989,316
# of Portfolio Holdings	989
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (Net)	$2,268,371

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	4.3%
AA	35.5%
A	23.2%
BBB	12.2%
BB	4.4%
B	0.4%
CCC	0.1%
A-1+	3.2%
Not Rated	16.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class A: ATTAX

1

State Breakdown (% of Net Assets)

Table Summary
California	12.6%
New York	6.8%
Florida	6.2%
Illinois	5.9%
Alabama	5.6%
Texas	5.2%
Wisconsin	4.4%
District of Columbia	4.3%
Colorado	3.5%
Massachusetts	3.1%
Pennsylvania	3.0%
Georgia	3.0%
Ohio	3.0%
New Hampshire	2.9%
Other	33.7%
Other assets less liabilities	-3.2%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATTAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

TAFIO-A-0154-0426

Class A: ATTAX

2

Class C: ATCCX

April 30, 2026

AB Tax-Aware Fixed Income Opportunities Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATCCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,381,989,316
# of Portfolio Holdings	989
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (Net)	$2,268,371

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	4.3%
AA	35.5%
A	23.2%
BBB	12.2%
BB	4.4%
B	0.4%
CCC	0.1%
A-1+	3.2%
Not Rated	16.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class C: ATCCX

1

State Breakdown (% of Net Assets)

Table Summary
California	12.6%
New York	6.8%
Florida	6.2%
Illinois	5.9%
Alabama	5.6%
Texas	5.2%
Wisconsin	4.4%
District of Columbia	4.3%
Colorado	3.5%
Massachusetts	3.1%
Pennsylvania	3.0%
Georgia	3.0%
Ohio	3.0%
New Hampshire	2.9%
Other	33.7%
Other assets less liabilities	-3.2%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATCCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

TAFIO-C-0154-0426

Class C: ATCCX

2

Advisor Class: AUNYX

April 30, 2026

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Fund Information

AB Municipal Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,654,017,114
# of Portfolio Holdings	662
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net)	$3,354,047

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	7.6%
AA	46.3%
A	26.9%
BBB	6.1%
BB	2.5%
B	0.2%
A-1+	3.9%
Not Rated	6.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Advisor Class: AUNYX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUNYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MBIS-ADV-0154-0426

Advisor Class: AUNYX

2

Class 1: AUNOX

April 30, 2026

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Fund Information

AB Municipal Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNOX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,654,017,114
# of Portfolio Holdings	662
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net)	$3,354,047

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	7.6%
AA	46.3%
A	26.9%
BBB	6.1%
BB	2.5%
B	0.2%
A-1+	3.9%
Not Rated	6.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class 1: AUNOX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUNOX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MBIS-1-0154-0426

Class 1: AUNOX

2

Class 2: AUNTX

April 30, 2026

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Fund Information

AB Municipal Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,654,017,114
# of Portfolio Holdings	662
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net)	$3,354,047

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	7.6%
AA	46.3%
A	26.9%
BBB	6.1%
BB	2.5%
B	0.2%
A-1+	3.9%
Not Rated	6.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class 2: AUNTX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUNTX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MBIS-2-0154-0426

Class 2: AUNTX

2

Class A: AUNAX

April 30, 2026

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Fund Information

AB Municipal Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,654,017,114
# of Portfolio Holdings	662
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net)	$3,354,047

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	7.6%
AA	46.3%
A	26.9%
BBB	6.1%
BB	2.5%
B	0.2%
A-1+	3.9%
Not Rated	6.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class A: AUNAX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUNAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MBIS-A-0154-0426

Class A: AUNAX

2

Class C: AUNCX

April 30, 2026

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Fund Information

AB Municipal Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,654,017,114
# of Portfolio Holdings	662
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net)	$3,354,047

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	7.6%
AA	46.3%
A	26.9%
BBB	6.1%
BB	2.5%
B	0.2%
A-1+	3.9%
Not Rated	6.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Class C: AUNCX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUNCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

MBIS-C-0154-0426

Class C: AUNCX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

April 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB ALL MARKET REAL RETURN PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CONSOLIDATED PORTFOLIO OF INVESTMENTS

April 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 79.7%
Real Estate – 40.4%
Diversified REITs – 3.4%
British Land Co. PLC (The)	353,434	$1,870,183
Broadstone Net Lease, Inc.	115,007	2,277,139
CapitaLand Integrated Commercial Trust(a)	1,752,052	3,263,224
Essential Properties Realty Trust, Inc.	172,840	5,432,361
GPT Group (The)	518,690	1,788,881
Land Securities Group PLC	124,900	1,004,981
Merlin Properties Socimi SA(b)	140,910	2,464,120
Mirvac Group	2,041,850	2,522,594
Sekisui House Reit, Inc.(b)	1,625	882,278
Stockland	1,363,790	3,999,584
United Urban Investment Corp.	1,312	1,479,986

		26,985,331

Health Care REITs – 5.7%
Aedifica SA	16,609	1,400,161
Alexandria Real Estate Equities, Inc.	26,680	1,080,807
American Healthcare REIT, Inc.	121,740	6,181,957
CareTrust REIT, Inc.	50,725	2,001,101
Janus Living, Inc. – Class A(a)	47,565	1,248,106
National Healthcare Properties, Inc.(a)	154,386	1,979,229
Primary Health Properties PLC	1,147,528	1,459,943
Ventas, Inc.	63,434	5,573,311
Welltower, Inc.	113,303	24,625,274

		45,549,889

Hotel & Resort REITs – 0.7%
Invincible Investment Corp.	1,008	396,595
Ryman Hospitality Properties, Inc.	32,105	3,373,915
Xenia Hotels & Resorts, Inc.	124,820	2,030,821

		5,801,331

Industrial REITs – 5.7%
Americold Realty Trust, Inc.(b)	72,466	886,259
CapitaLand Ascendas REIT(a)	1,122,800	2,206,825
Dream Industrial Real Estate Investment Trust	78,404	789,610
Goodman Group(b)	304,983	6,607,683
Industrial & Infrastructure Fund Investment Corp.	1,564	1,463,881
Japan Logistics Fund, Inc.	2,369	1,442,923
Nippon Prologis REIT, Inc.	1,993	1,138,093
Prologis, Inc.	157,057	22,305,235
Segro PLC	274,050	2,595,797
STAG Industrial, Inc.	90,809	3,503,411
Tritax Big Box REIT PLC	866,006	1,777,563
Warehouses De Pauw CVA	55,139	1,449,285

		46,166,565

Office REITs – 1.2%
COPT Defense Properties	154,970	4,842,813
Daiwa Office Investment Corp.	1,184	2,530,923

ABFunds.com	AB All Market Real Return Portfolio 1

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Japan Real Estate Investment Corp.	1,240	$949,076
Nippon Building Fund, Inc.	1,472	1,232,661

		9,555,473

Real Estate Management & Development – 6.7%
Azrieli Group Ltd.	11,810	1,883,695
CapitaLand Investment Ltd./Singapore	395,400	867,160
Castellum AB(a)	162,240	2,076,662
Catena AB	24,133	1,138,407
City Developments Ltd.	270,300	1,739,634
CK Asset Holdings Ltd. – Class H	54,500	343,309
Hulic Co., Ltd.	10,100	113,913
International Workplace Group PLC	252,868	635,878
LAMDA Development SA(a)	86,421	615,621
LEG Immobilien SE	15,910	1,116,383
Lumo Kodit Oyj	46,970	447,350
Mitsubishi Estate Co., Ltd.	190,500	5,428,912
Mitsui Fudosan Co., Ltd.	496,600	5,438,775
Pandox AB	89,326	1,638,929
PSP Swiss Property AG (REG)	13,732	2,744,628
Shurgard Self Storage Ltd.	14,792	454,997
Sino Land Co., Ltd. – Class H	1,636,000	2,623,439
Sumitomo Realty & Development Co., Ltd.	172,700	5,353,630
Sun Hung Kai Properties Ltd. – Class H	299,500	5,243,370
Swire Properties Ltd. – Class H	503,200	1,606,128
Swiss Prime Site AG (REG)(a)	16,470	2,854,180
TAG Immobilien AG	73,230	1,277,052
Unibail-Rodamco-Westfield	34,648	4,206,525
UOL Group Ltd.	148,100	1,238,962
Vonovia SE	110,294	2,971,673

		54,059,212

Residential REITs – 3.9%
Comforia Residential REIT, Inc.	2,243	1,577,675
Independence Realty Trust, Inc.	356,300	5,811,253
Invitation Homes, Inc.	165,873	4,772,166
Killam Apartment Real Estate Investment Trust	130,920	1,641,379
Mid-America Apartment Communities, Inc.	55,937	7,225,942
UDR, Inc.	143,182	5,203,234
UMH Properties, Inc.	312,943	4,866,264

		31,097,913

Retail REITs – 5.5%
Acadia Realty Trust	235,030	5,081,348
Brixmor Property Group, Inc.	208,310	6,268,048
Eurocommercial Properties NV	14,850	487,166
Hammerson PLC	260,010	1,164,738
Japan Metropolitan Fund Invest	1,956	1,446,806
Klepierre SA	37,440	1,516,926
Link REIT – Class H	378,860	1,907,671
NETSTREIT Corp.(b)	206,449	4,246,656
Realty Income Corp.	88,703	5,698,281

2 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Scentre Group	1,643,309	$4,415,884
Simon Property Group, Inc.	60,494	12,323,233

		44,556,757

Specialized REITs – 7.6%
CubeSmart	115,200	4,663,296
Digital Realty Trust, Inc.	72,319	14,531,780
Equinix, Inc.	15,764	17,069,732
Extra Space Storage, Inc.	73,727	10,567,291
Iron Mountain, Inc.	48,279	6,082,671
VICI Properties, Inc.	288,701	8,430,069

		61,344,839

		325,117,310

Energy – 8.4%
Energy Equipment & Services – 0.7%
Halliburton Co.	17,535	741,731
Saipem SpA	460,652	2,495,837
Tenaris SA	15,671	500,239
Vallourec SACA	58,325	1,757,429

		5,495,236

Oil, Gas & Consumable Fuels – 7.7%
Cameco Corp. (New York)	6,431	791,270
Cameco Corp. (Toronto)	7,844	964,251
Canadian Natural Resources Ltd.	5,527	263,828
Cenovus Energy, Inc.	6,152	179,983
Cheniere Energy, Inc.	3,906	1,073,955
Chevron Corp.	42,353	8,187,258
ConocoPhillips	42,624	5,361,247
Coterra Energy, Inc.	30,566	1,097,625
Denison Mines Corp.(a)(b)	241,670	925,155
ENEOS Holdings, Inc.	118,200	992,701
Equinor ASA	2,052	83,511
Exxon Mobil Corp.	79,878	12,327,572
Frontline PLC	27,110	989,244
Galp Energia SGPS SA	87,511	2,046,878
Gazprom PJSC(a)(c)(d)(e)	818,956	– 0	–
Imperial Oil Ltd.(b)	5,850	783,646
Inpex Corp.	11,600	302,414
LUKOIL PJSC(a)(c)(d)(e)	20,541	– 0	–
NexGen Energy Ltd.(a)	66,330	833,062
OMV AG	2,939	207,464
Phillips 66	4,677	837,884
Repsol SA	88,200	2,369,154
Santos Ltd.	438,383	2,525,697
Shell PLC	245,231	11,149,861
Suncor Energy, Inc.	2,844	194,883
TotalEnergies SE	64,059	5,955,792
Uranium Energy Corp.(a)	25,438	378,772
Var Energi ASA	295,852	1,503,354

		62,326,461

		67,821,697

ABFunds.com	AB All Market Real Return Portfolio 3

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Materials – 7.0%
Chemicals – 1.7%
Air Liquide SA	1,992	$428,559
Air Products & Chemicals, Inc.	3,090	927,155
Albemarle Corp.	3,519	692,187
Arkema SA	9,218	672,766
CF Industries Holdings, Inc.	13,423	1,667,137
Corteva, Inc.	11,432	926,106
Ecolab, Inc.	4,969	1,294,922
Ganfeng Lithium Group Co., Ltd. – Class A	25,900	338,729
Linde PLC	1,861	932,622
Mitsubishi Chemical Group Corp.	199,000	1,166,626
Nippon Sanso Holdings Corp.	9,700	341,978
Nutrien Ltd.	15,917	1,209,692
Sociedad Quimica y Minera de Chile SA (Preference Shares)	2,552	234,706
Sociedad Quimica y Minera de Chile SA (Sponsored ADR)	6,514	600,395
SOL SpA	5,290	357,616
Tianqi Lithium Corp. – Class A(a)	56,400	665,038
Toray Industries, Inc.(b)	98,900	710,077
Umicore SA	40,184	812,731
Yara International ASA	2,310	134,481

		14,113,523

Construction Materials – 0.2%
Eagle Materials, Inc.	7,140	1,500,185

Containers & Packaging – 0.2%
Smurfit Westrock PLC	37,053	1,422,465

Metals & Mining – 4.9%
Agnico Eagle Mines Ltd.	15,800	2,971,100
Anglo American PLC	82,592	4,087,059
Artemis Gold, Inc.(a)	45,583	1,152,704
Barrick Mining Corp.	19,670	773,818
BHP Group Ltd.	8,968	354,948
China Hongqiao Group Ltd. – Class H	401,000	1,697,451
CMOC Group Ltd. – Class A	237,800	655,882
Endeavour Mining PLC	34,959	2,110,011
Evolution Mining Ltd.	24,367	215,432
Freeport-McMoRan, Inc.	51,523	2,976,999
Glencore PLC(a)	546,049	4,243,800
Hudbay Minerals, Inc.(b)	39,872	922,279
Lundin Mining Corp.	67,589	1,734,569
Lynas Rare Earths Ltd.(a)(b)	33,238	471,520
MMC Norilsk Nickel PJSC (ADR)(a)(d)(e)	66,074	– 0	–
Newmont Corp.	34,512	3,833,938
Norsk Hydro ASA	132,078	1,457,681
PLS Group Ltd.(a)(b)	109,169	485,738
Rio Tinto PLC	63,005	6,346,903

4 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

South32 Ltd.	35,836	$106,202
Vale SA (Sponsored ADR)	55,980	915,833
Valterra Platinum Ltd.	5,217	423,845
voestalpine AG	27,779	1,436,257

		39,373,969

		56,410,142

Information Technology – 5.8%
Communications Equipment – 0.3%
Arista Networks, Inc.(a)	5,265	909,318
F5, Inc.(a)	2,355	762,784
Telefonaktiebolaget LM Ericsson – Class B	28,427	339,106

		2,011,208

Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp. – Class A	3,776	556,092
Celestica, Inc.(a)	315	129,325
Keysight Technologies, Inc.(a)	1,206	421,992
Samsung SDI Co., Ltd.(a)	150	71,041
TDK Corp.	40,500	740,518

		1,918,968

IT Services – 0.1%
Indra Sistemas SA(b)	1,397	80,347
VeriSign, Inc.	3,042	817,264

		897,611

Semiconductors & Semiconductor Equipment – 3.3%
Applied Materials, Inc.	3,717	1,466,319
ASM International NV	1,247	1,219,910
ASML Holding NV	1,568	2,266,616
Broadcom, Inc.	8,011	3,344,032
Enphase Energy, Inc.(a)	18,514	610,221
First Solar, Inc.(a)	4,440	896,392
GCL Technology Holdings Ltd. – Class H(a)(b)	529,000	61,201
Jinko Solar Co., Ltd. – Class A(a)	186,088	181,973
Kioxia Holdings Corp.(a)	1,800	435,525
KLA Corp.	749	1,311,012
Lam Research Corp.	5,936	1,530,657
LONGi Green Energy Technology Co., Ltd. – Class A(a)	95,100	230,152
Micron Technology, Inc.	3,307	1,710,248
NAURA Technology Group Co., Ltd. – Class A	6,540	517,395
NVIDIA Corp.	50,516	10,081,478
Xinyi Solar Holdings Ltd. – Class H(b)	644,000	237,075

		26,100,206

Software – 1.0%
Adobe, Inc.(a)	730	179,653
AppLovin Corp. – Class A(a)	751	335,209
Fortinet, Inc.(a)	7,599	640,672

ABFunds.com	AB All Market Real Return Portfolio 5

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

HubSpot, Inc.(a)	2,043	$453,055
Microsoft Corp.	10,874	4,434,200
Oracle Corp.	6,239	1,006,912
Palantir Technologies, Inc. – Class A(a)	6,028	838,555
ServiceNow, Inc.(a)	3,583	316,415
Trend Micro, Inc./Japan	1,900	66,135

		8,270,806

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.	26,182	7,104,486

		46,303,285

Industrials – 4.9%
Aerospace & Defense – 0.6%
Curtiss-Wright Corp.	819	589,844
General Electric Co.	997	289,060
Howmet Aerospace, Inc.	5,842	1,419,840
Rolls-Royce Holdings PLC	74,791	1,203,503
Safran SA	4,111	1,320,094

		4,822,341

Air Freight & Logistics – 0.1%
Expeditors International of Washington, Inc.	906	133,988
FedEx Corp.	1,647	664,252

		798,240

Building Products – 0.4%
Johnson Controls International PLC	8,198	1,197,154
Masco Corp.	14,837	1,065,593
Owens Corning	9,625	1,187,148

		3,449,895

Commercial Services & Supplies – 0.3%
Cintas Corp.	3,193	557,849
Dai Nippon Printing Co., Ltd.	22,500	426,175
Veralto Corp.	13,443	1,185,673

		2,169,697

Construction & Engineering – 0.8%
AECOM	5,935	499,133
Arcosa, Inc.	9,012	1,139,748
Cadeler A/S(a)	71,298	491,012
Comfort Systems USA, Inc.	652	1,199,843
Eiffage SA	320	51,593
EMCOR Group, Inc.	1,361	1,213,563
Quanta Services, Inc.	1,404	1,021,789
Shimizu Corp.	28,500	550,623

		6,167,304

Electrical Equipment – 2.2%
ABB Ltd. (REG)	18,123	1,832,954
Bloom Energy Corp. – Class A(a)	3,674	1,041,065
BWX Technologies, Inc.	5,457	1,180,840

6 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Contemporary Amperex Technology Co., Ltd. – Class A	14,000	$898,678
Eaton Corp. PLC	2,534	1,097,247
Ecopro BM Co., Ltd.	337	47,452
Eve Energy Co., Ltd. – Class A	36,500	390,428
Fuji Electric Co., Ltd.	3,000	252,134
GE Vernova, Inc.	986	1,068,292
Hubbell, Inc.	1,981	1,006,685
LG Energy Solution Ltd.(a)	130	40,811
NARI Technology Co., Ltd. – Class A	91,562	348,969
Nextpower, Inc. – Class A(a)	9,751	1,161,637
NIDEC Corp.(a)	46,000	708,573
Nordex SE(a)	14,069	802,248
nVent Electric PLC	10,793	1,542,320
Prysmian SpA	4,579	696,508
Schneider Electric SE	1,433	455,993
Siemens Energy AG	3,161	669,885
Sungrow Power Supply Co., Ltd. – Class A	31,280	636,109
Sunrun, Inc.(a)	75,258	958,034
Sunwoda Electronic Co., Ltd. – Class A	90,638	366,922
Vertiv Holdings Co. – Class A	539	177,056
Vestas Wind Systems A/S	19,625	603,457

		17,984,297

Ground Transportation – 0.0%
Uber Technologies, Inc.(a)	717	53,495

Industrial Conglomerates – 0.2%
3M Co.	2,100	307,692
Hitachi Ltd.	12,300	391,120
Honeywell International, Inc.	895	191,825
Siemens AG (REG)	1,667	495,368

		1,386,005

Machinery – 0.2%
Kubota Corp.(b)	36,800	600,739
Minebea Mitsumi, Inc.	2,900	57,980
Rational AG	933	682,206
VAT Group AG(f)	162	121,703
Yangzijiang Shipbuilding Holdings Ltd.	67,400	229,865

		1,692,493

Marine Transportation – 0.1%
AP Moller - Maersk A/S – Class A	267	626,494
SITC International Holdings Co., Ltd. – Class H	48,000	200,974

		827,468

Trading Companies & Distributors – 0.0%
WW Grainger, Inc.	268	311,242

		39,662,477

ABFunds.com	AB All Market Real Return Portfolio 7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Utilities – 3.1%
Electric Utilities – 1.4%
Alliant Energy Corp.	12,820	$941,372
CEZ AS	11,202	645,366
Constellation Energy Corp.	3,017	944,321
Edison International	8,787	610,609
EDP SA	78,121	426,094
Endesa SA	33,218	1,488,887
Enel SpA	55,945	653,196
Equatorial SA	25,400	217,078
Fortum Oyj	16,963	427,350
Iberdrola SA	21,962	514,882
NextEra Energy, Inc.	9,194	899,909
Oklo, Inc.(a)(b)	1,481	107,372
Origin Energy Ltd.	41,988	367,147
PG&E Corp.	143,168	2,379,452
SSE PLC	12,146	434,880
Terna - Rete Elettrica Nazionale	33,772	406,218

		11,464,133

Gas Utilities – 0.1%
Naturgy Energy Group SA	34,966	1,098,993

Independent Power and Renewable Electricity Producers – 1.0%
Boralex, Inc. – Class A	38,883	1,052,261
CGN Power Co., Ltd. – Class H(f)	667,000	297,188
China Longyuan Power Group Corp., Ltd. – Class H	179,000	152,204
China Resources Power Holdings Co., Ltd. – Class H(b)	146,000	360,030
China Yangtze Power Co., Ltd. – Class A	108,900	435,367
Clearway Energy, Inc. – Class C	25,361	1,023,570
EDP Renovaveis SA(b)	13,502	225,764
ERG SpA(b)	18,695	505,244
Meridian Energy Ltd.	14,218	47,708
Northland Power, Inc.	63,804	1,097,259
Orsted AS(a)	20,724	554,232
ReNew Energy Global PLC – Class A(a)	73,150	393,547
RWE AG	9,057	659,463
Vistra Corp.	6,632	1,046,795

		7,850,632

Multi-Utilities – 0.6%
Consolidated Edison, Inc.	11,932	1,330,299
Engie SA	13,414	442,159
National Grid PLC	27,845	498,442
Public Service Enterprise Group, Inc.	28,731	2,346,173

		4,617,073

		25,030,831

8 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financials – 2.9%
Banks – 1.2%
AIB Group PLC	118,378	$1,364,489
Banco Bilbao Vizcaya Argentaria SA	3,869	85,437
BNP Paribas SA	10,391	1,091,278
Canadian Imperial Bank of Commerce	14,380	1,604,577
Citigroup, Inc.	8,498	1,087,574
JPMorgan Chase & Co.	1,104	345,806
NatWest Group PLC	98,306	784,076
Toronto-Dominion Bank (The)	16,098	1,734,178
UniCredit SpA	19,129	1,478,334

		9,575,749

Capital Markets – 0.4%
Ameriprise Financial, Inc.	3,046	1,446,210
Bank of New York Mellon Corp. (The)	1,926	258,797
Cboe Global Markets, Inc.	1,286	385,916
Macquarie Group Ltd.	3,579	614,844
Moody’s Corp.	1,347	622,112
Singapore Exchange Ltd.	13,400	229,123

		3,557,002

Financial Services – 0.6%
Corpay, Inc.(a)	242	74,166
Global Payments, Inc.	3,895	280,284
HA Sustainable Infrastructure Capital, Inc.	26,579	1,114,989
Mastercard, Inc. – Class A	4,005	2,014,195
Visa, Inc. – Class A	2,984	984,242

		4,467,876

Insurance – 0.7%
Ageas SA/NV	16,744	1,312,137
Aon PLC – Class A	2,801	872,932
Arch Capital Group Ltd.(a)	9,105	860,058
AXA SA	16,519	796,303
Japan Post Holdings Co., Ltd.	109,700	1,272,197
QBE Insurance Group Ltd.	28,977	469,366

		5,582,993

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Annaly Capital Management, Inc.	5,149	117,912

		23,301,532

Consumer Discretionary – 2.1%
Automobile Components – 0.1%
Aptiv PLC(a)	15,166	913,903
Versigent PLC(a)	5,055	176,774

		1,090,677

Automobiles – 0.7%
BYD Co., Ltd. – Class A	22,800	345,883
BYD Co., Ltd. – Class H	20,600	274,024

ABFunds.com	AB All Market Real Return Portfolio 9

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Geely Automobile Holdings Ltd. – Class H	258,000	$754,319
General Motors Co.	4,634	356,308
Isuzu Motors Ltd.(b)	72,900	1,004,454
Li Auto, Inc. – Class H(a)(b)	32,100	282,487
NIO, Inc. (ADR)(a)	54,906	350,849
Rivian Automotive, Inc. – Class A(a)	15,921	261,104
Seres Group Co., Ltd. – Class A	15,600	203,561
Tesla, Inc.(a)	5,465	2,085,608
Zhejiang Leapmotor Technology Co., Ltd. – Class H(a)(f)	12,300	75,078

		5,993,675

Broadline Retail – 0.4%
Amazon.com, Inc.(a)	10,737	2,845,949

Hotels, Restaurants & Leisure – 0.2%
Booking Holdings, Inc.	4,433	746,340
Expedia Group, Inc.	2,158	535,982

		1,282,322

Household Durables – 0.1%
Desarrolladora Homex SAB de CV(a)(d)	1,590	– 0	–
Panasonic Holdings Corp.	23,000	470,484

		470,484

Specialty Retail – 0.4%
Home Depot, Inc. (The)	1,148	377,462
Industria de Diseno Textil SA(b)	4,325	258,854
Ross Stores, Inc.	4,776	1,087,925
TJX Cos., Inc. (The)	10,048	1,575,024

		3,299,265

Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.(a)	7,042	719,692
Tapestry, Inc.	8,825	1,279,978

		1,999,670

		16,982,042

Health Care – 2.0%
Biotechnology – 0.0%
AbbVie, Inc.	350	73,962
Natera, Inc.(a)	1,264	260,586

		334,548

Health Care Equipment & Supplies – 0.0%
Abbott Laboratories	497	45,122
Insulet Corp.(a)	2,376	409,005

		454,127

Health Care Providers & Services – 1.0%
Cencora, Inc.	4,142	1,275,777
Centene Corp.(a)	2,026	108,776
Chartwell Retirement Residences	272,801	4,325,935
McKesson Corp.	458	373,362
Sonida Senior Living, Inc.(a)	45,565	1,729,647

		7,813,497

10 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	4,266	$492,936
Eurofins Scientific SE	7,863	546,576
Illumina, Inc.(a)	3,384	428,888
Mettler-Toledo International, Inc.(a)	506	645,965

		2,114,365

Pharmaceuticals – 0.7%
Bristol-Myers Squibb Co.	14,052	851,411
Eli Lilly & Co.	2,691	2,515,009
Galderma Group AG(a)	1,071	224,689
GSK PLC	25,546	669,751
Roche Holding AG	1,199	488,592
Roche Holding AG (BR)(a)	1,548	647,469

		5,396,921

		16,113,458

Communication Services – 2.0%
Diversified Telecommunication Services – 0.0%
Telenor ASA	18,361	302,228

Entertainment – 0.2%
Netflix, Inc.(a)	1,758	164,566
Spotify Technology SA(a)	1,467	655,089
Walt Disney Co. (The)	7,712	800,120

		1,619,775

Interactive Media & Services – 1.5%
Alphabet, Inc. – Class A	10,235	3,938,428
Alphabet, Inc. – Class C	12,301	4,698,244
LY Corp.	92,200	242,507
Meta Platforms, Inc. – Class A	4,465	2,732,178

		11,611,357

Media – 0.2%
Fox Corp. – Class A	3,914	248,500
Fox Corp. – Class B	20,280	1,156,365

Wireless Telecommunication Services – 0.1%
SoftBank Corp.	498,700	701,905

		15,640,130

Consumer Staples – 1.1%
Beverages – 0.1%
Heineken Holding NV(b)	9,610	682,896
Kirin Holdings Co., Ltd.	37,200	586,609

		1,269,505

Consumer Staples Distribution & Retail – 0.4%
Costco Wholesale Corp.	1,973	2,001,668
Koninklijke Ahold Delhaize NV	3,076	144,478
Sysco Corp.	8,371	625,397
Target Corp.	4,798	622,541

		3,394,084

ABFunds.com	AB All Market Real Return Portfolio 11

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Household Products – 0.2%
Colgate-Palmolive Co.	16,605	$1,417,403

Tobacco – 0.4%
Altria Group, Inc.	22,720	1,650,608
Imperial Brands PLC	31,351	1,191,107
Philip Morris International, Inc.	580	95,740

		2,937,455

		9,018,447

Total Common Stocks (cost $499,923,021)		641,401,351

INVESTMENT COMPANIES – 1.8%
Funds and Investment Trusts – 1.8%
iShares Global Energy ETF(g)	211,030	11,988,614
VanEck Gold Miners ETF/USA(g)	22,010	1,943,263

Total Investment Companies (cost $11,063,621)		13,931,877

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a)(d)(e) (cost $1,348)	1,321	3,336

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 3/31/2040(a)(b)(d)(e) (cost $0)	421	– 0	–

SHORT-TERM INVESTMENTS – 14.8%
Investment Companies – 14.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(g)(h)(i) (cost $118,963,787)	118,963,787	118,963,787

Total Investments Before Security Lending Collateral for Securities Loaned – 96.3% (cost $629,951,777)		774,300,351

12 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(g)(h)(i) (cost $2,572,311)	2,572,311	$2,572,311

Total Investments – 96.6% (cost $632,524,088)		776,872,662
Other assets less liabilities – 3.4%		27,754,238

Net Assets – 100.0%		$804,626,900

Country Breakdown (% of Net Assets)

United States	49.9%
Japan	5.3
United Kingdom	4.0
Australia	3.9
Canada	3.0
France	2.2
Hong Kong	1.5
China	1.4
Switzerland	1.2
Singapore	1.2
Germany	1.1
Spain	1.1
Italy	0.8
Belgium	0.7
Others	4.2
Short-Term Investments	15.1
Other assets less liabilities	3.4
Total	100.0

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Oil Futures	278	May 2026	$30,691,200	$6,032,955
Cocoa Futures	59	September 2026	2,148,190	58,967
Coffee ‘C’ Futures	43	September 2026	4,440,019	(98,563)
Copper Futures	96	July 2026	14,353,200	271,577
Corn Futures	476	December 2026	11,763,150	329,594
Cotton No. 2 Futures	96	July 2026	3,945,600	331,547
Euro STOXX 50 Index Futures	42	June 2026	2,878,728	(9,318)
FTSE 100 Index Futures	6	June 2026	847,352	(21,326)
Gasoline RBOB Futures	48	June 2026	6,949,757	1,202,978
Gasoline RBOB Futures	13	August 2026	1,693,965	219,818

ABFunds.com	AB All Market Real Return Portfolio 13

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Gold 100 OZ Futures	66	June 2026	$30,555,360	$(2,757,653)
KC HRW Wheat Futures	132	December 2026	4,752,000	322,673
Lean Hogs Futures	111	August 2026	4,681,980	30,560
Live Cattle Futures	81	October 2026	7,888,590	148,314
LME Lead Futures	25	May 2026	1,220,137	14,923
LME Lead Futures	24	July 2026	1,171,956	(1,272)
LME Nickel Futures	39	May 2026	4,520,655	443,176
LME Nickel Futures	42	July 2026	4,902,227	274,692
LME Primary Aluminum Futures	123	May 2026	10,867,726	416,586
LME Primary Aluminum Futures	115	July 2026	10,028,201	(459,221)
LME Zinc Futures	64	May 2026	5,387,328	63,835
LME Zinc Futures	48	July 2026	4,044,060	(69,827)
Low SU Gasoil Futures	86	July 2026	9,862,050	1,397,092
Low SU Gasoil Futures	20	September 2026	2,050,500	211,921
MSCI Emerging Markets Index Futures	150	June 2026	12,256,500	625,947
Natural Gas Futures	403	June 2026	12,267,320	(286,923)
NY Harbor ULSD Futures	45	June 2026	7,348,698	911,910
NY Harbor ULSD Futures	11	August 2026	1,658,626	175,998
S&P 500 E-Mini Futures	49	June 2026	17,747,188	935,098
S&P/TSX 60 Index Futures	3	June 2026	876,446	15,513
Silver Futures	20	July 2026	7,402,800	(530,802)
Soybean Futures	204	November 2026	11,964,600	148,627
Soybean Meal Futures	207	December 2026	6,448,050	(205,611)
Soybean Oil Futures	214	December 2026	8,916,096	939,220
SPI 200 Futures	3	June 2026	468,040	(18,581)
Sugar 11 (World) Futures	382	September 2026	6,438,992	267,853
TOPIX Index Futures	5	June 2026	1,195,746	(12,127)
Wheat (CBT) Futures	200	December 2026	6,730,000	418,879
WTI Crude Futures	204	June 2026	20,224,560	2,958,431
WTI Crude Futures	52	August 2026	4,616,560	469,370

Sold Contracts
Bloomberg Commodity Index Futures	876	June 2026	12,308,597	(735,842)
LME Lead Futures	25	May 2026	1,220,137	(9,806)
LME Nickel Futures	39	May 2026	4,520,655	(283,744)
LME Primary Aluminum Futures	123	May 2026	10,867,727	422,563
LME Zinc Futures	64	May 2026	5,387,328	4,589

				$14,564,590

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	55,090	USD	11,061	05/05/2026	$(64,109)
Bank of America NA	USD	11,043	BRL	55,090	05/05/2026	82,069
Bank of America NA	COP	14,356,608	USD	3,879	05/14/2026	(58,422)
Bank of America NA	USD	3,284	CLP	2,943,688	05/14/2026	(12,399)
Bank of America NA	USD	1,830	PEN	6,404	05/14/2026	(5,139)
Bank of America NA	HUF	628,277	USD	2,027	05/20/2026	4,129
Bank of America NA	USD	625	CZK	12,948	05/20/2026	(1,262)

14 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	959	PLN	3,479	05/20/2026	$392
Bank of America NA	USD	1,048	PLN	3,790	05/20/2026	(2,536)
Bank of America NA	USD	1,445	MXN	25,169	05/21/2026	(6,109)
Bank of America NA	USD	13,998	BRL	70,192	06/02/2026	74,782
Bank of America NA	USD	20,206	JPY	3,187,836	06/11/2026	216,121
Bank of America NA	EUR	13,063	USD	15,501	06/18/2026	138,641
Bank of America NA	EUR	3,409	USD	4,009	06/18/2026	(480)
Bank of America NA	USD	9,570	SEK	87,311	06/25/2026	(88,462)
Bank of America NA	AUD	13,428	USD	9,611	07/09/2026	(44,668)
Bank of America NA	USD	6,703	KRW	9,873,983	07/16/2026	11,952
Barclays Capital, Inc.	BRL	2,321	USD	441	05/05/2026	(27,714)
Barclays Capital, Inc.	USD	465	BRL	2,321	05/05/2026	3,458
Barclays Capital, Inc.	USD	1,117	COP	4,157,997	05/14/2026	22,959
Barclays Capital, Inc.	USD	3,393	PEN	11,566	05/14/2026	(97,732)
Barclays Capital, Inc.	HUF	1,437,196	USD	4,609	05/20/2026	(18,589)
Barclays Capital, Inc.	USD	3,604	HUF	1,207,372	05/20/2026	283,175
Barclays Capital, Inc.	USD	1,371	PLN	4,979	05/20/2026	2,211
Barclays Capital, Inc.	USD	1,212	BRL	6,065	06/02/2026	4,180
Barclays Capital, Inc.	JPY	1,589,975	USD	10,094	06/11/2026	(91,617)
Barclays Capital, Inc.	USD	527	JPY	83,457	06/11/2026	7,182
Barclays Capital, Inc.	USD	2,418	CHF	1,885	06/18/2026	5,562
Barclays Capital, Inc.	USD	1,989	CHF	1,539	06/18/2026	(9,747)
Barclays Capital, Inc.	USD	403	MYR	1,574	06/18/2026	(6,053)
Barclays Capital, Inc.	USD	2,962	KRW	4,378,113	07/16/2026	15,616
Citibank NA	USD	6,526	INR	593,347	05/13/2026	(279,333)
Citibank NA	USD	8,981	HUF	3,016,848	05/20/2026	732,912
Citibank NA	USD	16,984	CAD	23,242	07/09/2026	175,721
Citibank NA	GBP	14,820	USD	20,029	07/16/2026	(132,714)
Deutsche Bank AG	BRL	10,550	USD	2,065	05/05/2026	(65,701)
Deutsche Bank AG	USD	2,115	BRL	10,550	05/05/2026	15,717
Deutsche Bank AG	CLP	1,077,662	USD	1,188	05/14/2026	(10,100)
Deutsche Bank AG	COP	13,268,454	USD	3,619	05/14/2026	(20,260)
Deutsche Bank AG	USD	392	CLP	352,662	05/14/2026	1
Deutsche Bank AG	USD	542	COP	2,021,661	05/14/2026	12,731
Deutsche Bank AG	USD	3,303	PEN	11,462	05/14/2026	(36,997)
Deutsche Bank AG	CZK	25,749	USD	1,211	05/20/2026	(28,619)
Deutsche Bank AG	PLN	5,091	USD	1,370	05/20/2026	(34,620)
Deutsche Bank AG	EUR	7,114	USD	8,398	06/18/2026	31,314
Deutsche Bank AG	USD	1,556	NOK	14,451	06/25/2026	2,973
Deutsche Bank AG	KRW	1,534,765	USD	1,040	07/16/2026	(3,313)
Deutsche Bank AG	USD	1,885	KRW	2,766,635	07/16/2026	(2,882)
Goldman Sachs Bank USA	INR	83,867	USD	920	05/13/2026	37,195
Goldman Sachs Bank USA	USD	13,165	COP	49,976,948	05/14/2026	542,187
Goldman Sachs Bank USA	PLN	3,459	USD	952	05/20/2026	(1,993)
Goldman Sachs Bank USA	USD	536	CZK	11,130	05/20/2026	194
Goldman Sachs Bank USA	MXN	20,043	USD	1,131	05/21/2026	(14,697)
Goldman Sachs Bank USA	USD	1,330	MXN	24,037	05/21/2026	44,147
Goldman Sachs Bank USA	JPY	392,635	USD	2,500	06/11/2026	(15,393)
Goldman Sachs Bank USA	CHF	11,563	USD	14,917	06/18/2026	48,348
Goldman Sachs Bank USA	MYR	1,574	USD	401	06/18/2026	3,591
Goldman Sachs Bank USA	NZD	2,913	USD	1,713	07/09/2026	(11,565)
Goldman Sachs Bank USA	USD	910	KRW	1,339,207	07/16/2026	762

ABFunds.com	AB All Market Real Return Portfolio 15

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	BRL	71,966	USD	14,426	05/05/2026	$(107,210)
HSBC Bank USA	USD	13,566	BRL	71,966	05/05/2026	967,608
HSBC Bank USA	INR	389,922	USD	4,292	05/13/2026	186,728
HSBC Bank USA	CLP	1,426,726	USD	1,595	05/14/2026	9,034
HSBC Bank USA	HUF	954,623	USD	3,077	05/20/2026	2,736
HSBC Bank USA	PLN	58,321	USD	15,789	05/20/2026	(299,829)
HSBC Bank USA	USD	607	CZK	12,627	05/20/2026	1,118
HSBC Bank USA	USD	778	PLN	2,822	05/20/2026	541
HSBC Bank USA	USD	566	EUR	483	06/18/2026	2,420
HSBC Bank USA	NZD	3,581	USD	2,119	07/09/2026	(1,432)
HSBC Bank USA	USD	976	CAD	1,331	07/09/2026	6,367
HSBC Bank USA	USD	847	GBP	627	07/16/2026	6,117
HSBC Bank USA	USD	2,751	PHP	165,958	07/22/2026	(58,136)
JPMorgan Chase Bank	USD	1,585	JPY	250,465	06/11/2026	19,949
JPMorgan Chase Bank	EUR	1,686	USD	1,990	06/18/2026	6,915
JPMorgan Chase Bank	CAD	1,025	USD	753	07/09/2026	(3,402)
JPMorgan Chase Bank	USD	906	AUD	1,269	07/09/2026	6,619
JPMorgan Chase Bank	USD	11,034	NZD	18,698	07/09/2026	35,075
Morgan Stanley Bank NA	BRL	4,005	USD	793	05/05/2026	(15,492)
Morgan Stanley Bank NA	USD	803	BRL	4,005	05/05/2026	5,966
Morgan Stanley Bank NA	INR	119,558	USD	1,312	05/13/2026	53,701
Morgan Stanley Bank NA	PEN	13,131	USD	3,750	05/14/2026	8,395
Morgan Stanley Bank NA	USD	2,001	PEN	6,797	05/14/2026	(64,454)
Morgan Stanley Bank NA	CZK	11,714	USD	561	05/20/2026	(2,451)
Morgan Stanley Bank NA	USD	677	CZK	14,107	05/20/2026	1,733
Morgan Stanley Bank NA	USD	1,103	PLN	3,959	05/20/2026	(11,059)
Morgan Stanley Bank NA	MXN	179,497	USD	10,133	05/21/2026	(128,439)
Morgan Stanley Bank NA	USD	949	JPY	150,163	06/11/2026	13,246
Morgan Stanley Bank NA	EUR	4,357	USD	5,152	06/18/2026	27,609
Morgan Stanley Bank NA	USD	2,322	CHF	1,798	06/18/2026	(10,250)
Morgan Stanley Bank NA	USD	19,896	EUR	16,827	06/18/2026	(106,628)
Morgan Stanley Bank NA	IDR	72,300,569	USD	4,212	07/16/2026	47,222
Morgan Stanley Bank NA	ZAR	9,135	USD	550	07/16/2026	4,805
Morgan Stanley Bank NA	USD	7,843	TWD	248,780	07/21/2026	13,251
State Street Bank & Trust Co.	USD	739	CZK	15,602	05/20/2026	12,326
State Street Bank & Trust Co.	USD	457	MXN	7,960	05/21/2026	(2,267)
State Street Bank & Trust Co.	CNH	2,707	USD	394	05/22/2026	(2,620)
State Street Bank & Trust Co.	THB	383,701	USD	12,094	05/22/2026	308,473
State Street Bank & Trust Co.	JPY	176,986	USD	1,119	06/11/2026	(14,349)
State Street Bank & Trust Co.	USD	375	JPY	59,355	06/11/2026	5,052
State Street Bank & Trust Co.	CHF	608	USD	785	06/18/2026	3,541
State Street Bank & Trust Co.	USD	957	CHF	741	06/18/2026	(4,446)
State Street Bank & Trust Co.	NOK	857	USD	92	06/25/2026	(694)
State Street Bank & Trust Co.	USD	458	DKK	2,898	06/25/2026	(1,385)
State Street Bank & Trust Co.	USD	540	NOK	5,044	06/25/2026	4,086
State Street Bank & Trust Co.	AUD	558	USD	399	07/09/2026	(2,531)
State Street Bank & Trust Co.	CAD	821	USD	599	07/09/2026	(6,805)
State Street Bank & Trust Co.	NZD	561	USD	333	07/09/2026	589
State Street Bank & Trust Co.	NZD	484	USD	286	07/09/2026	(799)
State Street Bank & Trust Co.	USD	1,305	AUD	1,821	07/09/2026	4,573
State Street Bank & Trust Co.	USD	325	CAD	446	07/09/2026	3,848
State Street Bank & Trust Co.	GBP	385	USD	520	07/16/2026	(3,617)

16 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	211	GBP	156	07/16/2026	$1,466
State Street Bank & Trust Co.	USD	552	ZAR	9,135	07/16/2026	(6,647)
UBS	CLP	11,216,676	USD	12,225	05/14/2026	(241,184)
UBS	CZK	28,951	USD	1,361	05/20/2026	(32,723)
UBS	USD	2,967	CNH	20,382	05/22/2026	19,307
UBS	USD	2,995	CHF	2,330	06/18/2026	1,370
UBS	USD	434	PHP	26,282	07/22/2026	(7,874)

						$1,982,060

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	110,190	03/25/2028	CPI#	2.710%	Maturity	$(854,161)	$	– 0	–	$(854,161)
USD	110,190	03/25/2031	2.495%	CPI#	Maturity	1,353,606		– 0	–	1,353,606
USD	42,000	11/14/2034	2.584%	CPI#	Maturity	213,232		– 0	–	213,232

						$712,677	$	– 0	–	$712,677

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	46,980	03/16/2031	2.289%	CPI	#	Maturity	$1,027,115	$	– 0	–	$1,027,115

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Bank of America NA
MLABGLIN(1)	SOFR plus 0.48%	Quarterly	USD	35,610	04/15/2027	$803,477
Citibank NA
Bloomberg Commodity Index	0.00%	Maturity	USD	24,105	06/15/2026	845,480
Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.47%	Quarterly	USD	23,562	06/15/2026	251,513

ABFunds.com	AB All Market Real Return Portfolio 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.53%	Quarterly	USD	72,069	11/16/2026	$(674,173)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.72%	Quarterly	USD	62,712	02/18/2027	701,549
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.50%	Quarterly	USD	1,136	03/15/2027	(38,632)

						$1,889,214

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Gazprom PJSC	09/28/2021 - 01/11/2022	$3,987,580	$	– 0	–	0.00%
LUKOIL PJSC	01/07/2021 - 01/11/2022	1,631,127		– 0	–	0.00%

(d)	Fair valued by the Adviser.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2026, the aggregate market value of these securities amounted to $493,968 or 0.1% of net assets.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CVR – Contingent Value Right

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

18 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

NAREIT – National Association of Real Estate Investment Trusts

OBFR – Overnight Bank Funding Rate

PJSC – Public Joint Stock Company

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

(1)	The following table represents the 50 largest equity basket holdings underlying the total return swap in MLABGLIN as of April 30, 2026.

Security Description	Shares	Current Notional	Percent of Basket’s Value
Williams Cos., Inc. (The)	25,737	USD 2,738,875	15.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	46,151	2,553,185	7.2%
Toho Gas Co., Ltd.	9,683	2,006,217	11.3%
Vinci SA	12,302	1,826,435	10.3%
TC Energy Corp.	21,198	1,483,293	8.3%
Severn Trent PLC	49,724	1,097,152	3.1%
Beijing Enterprises Water Grou	10,749	1,022,480	2.9%
Hicl Infrastructure PLC	30,857	1,014,285	2.9%
Redeia Corporacion SA	47,595	960,943	2.7%
American Water Works Co., Inc.	3,295	906,036	2.5%
American States Water Co.	9,301	859,967	2.4%
China Tower Corp., Ltd.	22,176	858,218	2.4%
Targa Resources Corp.	42,071	836,682	4.7%
DT Midstream, Inc.	17,126	787,611	2.2%
APA Group	10,849	743,739	2.1%
Transurban Group	74,310	688,044	3.9%
NiSource, Inc.	5,828	649,791	1.8%
Cheniere Energy Partners LP	38,870	646,016	1.8%
Getlink SE	11,032	629,635	1.8%
Snam SpA	6,710	595,718	1.7%
China Merchants Port Holdings	11,957	555,441	1.6%
Sempra	2,644	502,239	1.4%
American Tower Corp.	18,348	500,186	1.4%
United Utilities Group PLC	1,626	496,986	2.8%
Hong Kong & China Gas Co., Ltd.	6,686	464,640	1.3%
Pembina Pipeline Corp.	10,350	451,757	1.3%
Fortis, Inc./Canada	12,873	432,189	1.2%
ONEOK, Inc.	3,326	427,100	1.2%
Plains All American Pipeline LP	5,922	418,650	1.2%
Jiangsu Expressway Co., Ltd.	1,719	380,161	1.1%
Terna — Rete Elettrica Naziona	30,943	377,627	2.1%
Gibson Energy, Inc.	7,595	366,682	1.0%
Genesis Energy LP	44,853	353,890	1.0%
Grupo Aeroportuario del Centro	5,988	336,971	1.0%
Tokyo Gas Co., Ltd.	7,956	329,242	1.9%
Southwest Gas Holdings, Inc.	6,843	293,412	0.8%
MPLX LP	7,639	256,903	0.7%
Northwest Natural Holding Co.	57	251,381	0.7%
3i Infrastructure PLC	7,562	237,545	0.7%
Western Midstream Partners LP	4,399	220,837	1.2%

ABFunds.com	AB All Market Real Return Portfolio 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Current Notional	Percent of Basket’s Value
Italgas SpA	236,357	USD 218,141	0.6%
Cheniere Energy, Inc.	26,948	200,332	0.6%
ONE Gas, Inc.	4,864	187,540	0.5%
Keyera Corp.	4,803	183,483	0.5%
Exelon Corp.	36,487	177,222	0.5%
Grupo Aeroportuario del Pacifico SAB de CV	1,065	176,662	0.5%
Spire, Inc.	13,743	165,893	0.5%
Fraport AG Frankfurt Airport S	7,019	161,578	0.5%
Aeroports de Paris SA	634	159,694	0.5%
SES SA	9,044	158,073	0.4%
Other Long	699,377	3,263,085	9.2%

See notes to consolidated financial statements.

20 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

April 30, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $510,987,990)	$655,336,564	(a)
Affiliated issuers (cost $121,536,098—including investment of cash collateral for securities loaned of $2,572,311)	121,536,098
Cash	298,235
Cash collateral due from broker	25,888,838
Foreign currencies, at value (cost $2,374,275)	2,357,850
Unrealized appreciation on forward currency exchange contracts	4,312,008
Unrealized appreciation on total return swaps	2,602,019
Unrealized appreciation on inflation swaps	1,027,115
Receivable for variation margin on futures	1,006,480
Unaffiliated dividends receivable	881,108
Receivable for investment securities sold and foreign currency transactions	807,479
Foreign withholding tax reclaims	484,678
Affiliated dividends receivable	318,596
Receivable for capital stock sold	130,751
Receivable for variation margin on centrally cleared swaps	55,902
Receivable due from Adviser	18,321

Total assets	817,062,042

Liabilities
Cash collateral due to broker	4,743,000
Payable for collateral received on securities loaned	2,572,311
Unrealized depreciation on forward currency exchange contracts	2,329,948
Payable for investment securities purchased	855,347
Unrealized depreciation on total return swaps	712,805
Advisory fee payable	480,990
Payable for capital stock redeemed	343,983
Distribution fee payable	137,671
Administrative fee payable	76,975
Transfer Agent fee payable	8,912
Directors’ fees payable	1,449
Accrued expenses and other liabilities	171,751

Total liabilities	12,435,142

Net Assets	$804,626,900

Composition of Net Assets
Capital stock, at par	$68,985
Additional paid-in capital	789,522,445
Distributable earnings	15,035,470

Net Assets	$804,626,900

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$8,898,230	741,205	$12.01	*

C	$56,589	4,539	$12.47

Advisor	$11,950,016	1,000,508	$11.94

1	$681,396,000	58,539,775	$11.64

Z	$102,326,065	8,698,619	$11.76

*	The maximum offering price per share for Class A shares was $12.54 which reflects a sales charge of 4.25%.

(a)	Includes securities on loan with a value of $19,204,858 (see Note E)

See notes to consolidated financial statements.

ABFunds.com	AB All Market Real Return Portfolio 21

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended April 30, 2026 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $318,304)	$8,173,069
Affiliated Issuers	1,908,816
Interest	156,062
Securities lending income, net	15,638	$10,253,585

Expenses
Advisory fee (see Note B)	2,754,864
Distribution fee—Class A	4,913
Distribution fee—Class C	257
Distribution fee—Class 1	776,880
Transfer agency—Class A	1,209
Transfer agency—Class C	19
Transfer agency—Advisor Class	3,597
Transfer agency—Class 1	46,117
Transfer agency—Class Z	12,743
Custody and accounting	108,223
Audit and tax	58,215
Administrative	44,643
Registration fees	42,315
Legal	30,866
Printing	18,586
Directors’ fees	11,373
Miscellaneous	35,835

Total expenses	3,950,655
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(107,988)

Net expenses		3,842,667

Net investment income		6,410,918

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		27,136,814
Forward currency exchange contracts		(2,125,850)
Futures		52,939,590
Swaps		2,986,326
Foreign currency transactions		258,657
Net change in unrealized appreciation (depreciation) of:
Investments(a)		50,594,097
Forward currency exchange contracts		2,028,653
Futures		(346,690)
Swaps		(1,207,435)
Foreign currency denominated assets and liabilities		52,076

Net gain on investment and foreign currency transactions		132,316,238

Net Increase in Net Assets from Operations		$138,727,156

(a)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $1,117.

See notes to consolidated financial statements.

22 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$6,410,918	$13,531,454
Net realized gain on investment and foreign currency transactions	81,195,537	44,780,473
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	51,120,701	41,216,590
Contributions from Affiliates (see Note B)	– 0	–	12,397

Net increase in net assets from operations	138,727,156	99,540,914
Distributions to Shareholders
Class A	(190,192)	(65,072)
Class C	(2,664)	– 0	–
Advisor Class	(693,300)	(276,887)
Class 1	(39,198,954)	(12,556,163)
Class Z	(6,450,829)	(3,078,460)
Capital Stock Transactions
Net decrease	(715,207)	(66,360,705)

Total increase	91,476,010	17,203,627
Net Assets
Beginning of period	713,150,890	695,947,263

End of period	$804,626,900	$713,150,890

See notes to consolidated financial statements.

ABFunds.com	AB All Market Real Return Portfolio 23

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

April 30, 2026 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of six portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB All Market Real Return Portfolio (the “Fund”), a diversified portfolio. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Strategy, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of April 30, 2026, consolidated net assets of the Fund were $804,626,900, of which $148,137,026, or 18%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class C, Advisor Class, Class 1 and Class Z shares. Class B, Class R, Class K, Class I, Class 2 and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Effective August 30, 2024, Class I shares of the Fund were liquidated. Effective December 1, 2023, Class 2 shares of the Fund were liquidated. Class 1 shares are sold only to the private clients of Sanford C. Bernstein & Co. LLC by its registered representatives. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I, and Class 2 shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles

24 AB All Market Real Return Portfolio	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically recorded at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the

ABFunds.com	AB All Market Real Return Portfolio 25

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level

26 AB All Market Real Return Portfolio	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

ABFunds.com	AB All Market Real Return Portfolio 27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Real Estate	$224,286,839		$100,830,471		$	– 0	–	$325,117,310
Energy	35,931,366		31,890,331			0	(a)	67,821,697
Materials	28,504,109		27,906,033			0	(a)	56,410,142
Information Technology	39,856,291		6,446,994			– 0	–	46,303,285
Industrials	24,088,401		15,574,076			– 0	–	39,662,477
Utilities	18,258,542		6,772,289			– 0	–	25,030,831
Financials	13,803,948		9,497,584			– 0	–	23,301,532
Consumer Discretionary	14,067,217		2,914,825			– 0	–	16,982,042
Health Care	13,536,381		2,577,077			– 0	–	16,113,458
Communication Services	14,695,718		944,412			– 0	–	15,640,130
Consumer Staples	6,557,835		2,460,612			– 0	–	9,018,447
Investment Companies	13,931,877		– 0	–		– 0	–	13,931,877
Rights	– 0	–	– 0	–		3,336		3,336
Warrants	– 0	–	– 0	–		0	(a)	– 0	–
Short-Term Investments	118,963,787		– 0	–		– 0	–	118,963,787
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,572,311		– 0	–		– 0	–	2,572,311

Total Investments in Securities	569,054,622		207,814,704			3,336	(a)	776,872,662
Other Financial Instruments(b):
Assets:
Futures	20,065,206		– 0	–		– 0	–	20,065,206	(c)
Forward Currency Exchange Contracts	– 0	–	4,312,008			– 0	–	4,312,008
Centrally Cleared Inflation (CPI) Swaps	– 0	–	1,566,838			– 0	–	1,566,838	(c)
Inflation (CPI) Swaps	– 0	–	1,027,115					1,027,115
Total Return Swaps	– 0	–	2,602,019			– 0	–	2,602,019
Liabilities:
Futures	(5,500,616)		– 0	–		– 0	–	(5,500,616	)(c)
Forward Currency Exchange Contracts	– 0	–	(2,329,948)			– 0	–	(2,329,948)
Centrally Cleared Inflation (CPI) Swaps	– 0	–	(854,161)			– 0	–	(854,161	)(c)
Total Return Swaps	– 0	–	(712,805)			– 0	–	(712,805)

Total	$583,619,212		$213,425,770			$3,336	(a)	$797,048,318

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded

ABFunds.com	AB All Market Real Return Portfolio 29

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to the fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the Consolidated financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the Consolidated statement of assets and liabilities and segment expenses are listed on the Consolidated statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the Fund’s average daily net assets. The Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding extraordinary expenses, interest expense, and acquired fund fees and expenses other than the advisory fees of any AB mutual Funds in which the Fund may invest) on an annual basis (the “Expense Caps”) to 1.30%, 2.05%, 1.05%, 1.30% and 1.05% of daily average net assets for Class A, Class C, Advisor Class, Class 1 and Class Z shares, respectively. This fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2027. For the six months ended April 30, 2026, there was no such reimbursement.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2026, the reimbursement for such services amounted to $44,643.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $40,453 for the six months ended April 30, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $586 from the sale of Class A shares and received $0 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2026.

ABFunds.com	AB All Market Real Return Portfolio 31

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

During the year ended October 31, 2025, the Adviser reimbursed the Fund $7,564 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2026, such amounted to $105,045.

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2026 is as follows:

Portfolio	Market Value 10/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$127,389	$289,932	$295,785	$121,536	$1,920
AB Government Money Market Portfolio*	4,627	32,712	34,767	2,572	5

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended October 31, 2025, the Adviser reimbursed the Fund $12,397 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”) at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, .25% of the Fund’s average daily net assets attributable to Class K shares and .25% of the Fund’s average daily net assets attributable to Class 1 shares. There are no distribution and servicing fees on the Advisor Class, Class I, Class 2 and Class Z shares. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

in excess of the distribution costs reimbursed by the Fund in the amounts of $160,868 and $1,966,944 for Class C and Class 1 shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$300,827,826		$289,292,114
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$188,803,263
Gross unrealized depreciation	(24,279,033)

Net unrealized appreciation	$164,524,230

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

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At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended April 30, 2026, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended April 30, 2026, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, equity markets, commodities or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the consolidated statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

realized gain (loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate, inflation and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2026, the Fund held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended April 30, 2026, the Fund held inflation (CPI) swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended April 30, 2026, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended April 30, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Receivable for variation margin on futures	$18,488,648	*	Payable for variation margin on futures	$5,439,264	*

Equity contracts	Receivable for variation margin on futures	1,576,558	*	Payable for variation margin on futures	61,352	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	4,312,008		Unrealized depreciation on forward currency exchange contracts	2,329,948

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	1,566,838	*	Payable for variation margin on centrally cleared swaps	854,161	*

Interest rate contracts	Unrealized appreciation on inflation swaps	1,027,115

Commodity contracts	Unrealized appreciation on total return swaps	845,480

Equity contracts	Unrealized appreciation on total return swaps	1,756,539		Unrealized depreciation on total return swaps	712,805

Total		$29,573,186			$9,397,530

*

Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$51,441,986	$145,520

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	1,497,604	(492,210)

Commodity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	7,712,231	(17,658)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(7,371,294)	134,458

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	2,645,389	(1,324,235)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(2,125,850)	2,028,653

Total		$53,800,066	$474,528

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2026:

Futures:
Average notional amount of buy contracts	$241,228,714
Average notional amount of sale contracts	$36,394,032
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$240,342,384
Average principal amount of sale contracts	$253,669,429
Inflation Swaps:
Average notional amount	$125,687,143
Centrally Cleared Inflation Swaps:
Average notional amount	$134,965,714
Total Return Swaps:
Average notional amount	$224,230,360

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$1,331,563	$(283,586)	$	– 0	–	$	– 0	–	$1,047,977
Barclays Capital, Inc.	344,343	(251,452)		– 0	–		– 0	–	92,891
Citibank NA	908,633	(412,047)		– 0	–		– 0	–	496,586
Deutsche Bank AG	62,736	(62,736)		– 0	–		– 0	–	– 0	–
Goldman Sachs Bank USA	1,703,539	(43,648)		– 0	–		– 0	–	1,659,891
HSBC Bank USA	1,182,669	(466,607)		– 0	–		– 0	–	716,062
JPMorgan Chase Bank	68,558	(3,402)		– 0	–		– 0	–	65,156
Morgan Stanley Bank NA	175,928	(175,928)		– 0	–		– 0	–	– 0	–
State Street Bank & Trust Co.	343,954	(46,160)		– 0	–		– 0	–	297,794
UBS AG	973,739	(973,739)		– 0	–		– 0	–	– 0	–

Total	$7,095,662	$(2,479,046)	$	– 0	–	$	– 0	–	$4,616,616	^

Counterparty	Derivative Liabilities Subject To a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$283,586	$(283,586)	$	– 0	–	$	– 0	–	$ – 0	–
Barclays Capital, Inc.	251,452	(251,452)		– 0	–		– 0	–	– 0	–
Citibank NA	412,047	(412,047)		– 0	–		– 0	–	– 0	–
Deutsche Bank AG	202,492	(62,736)		– 0	–		– 0	–	139,756
Goldman Sachs Bank USA	43,648	(43,648)		– 0	–		– 0	–	– 0	–
HSBC Bank USA	466,607	(466,607)		– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank	3,402	(3,402)		– 0	–		– 0	–	– 0	–
Morgan Stanley Bank NA	338,773	(175,928)		– 0	–		– 0	–	162,845
State Street Bank & Trust Co.	46,160	(46,160)		– 0	–		– 0	–	– 0	–
UBS AG	994,586	(973,739)		– 0	–		– 0	–	20,847

Total	$3,042,753	$(2,479,046)	$	– 0	–	$	– 0	–	$563,707	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

AllianceBernstein Cayman Inflation Strategy, Ltd.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank NA	$845,480	$	– 0	–	$	– 0	–	$	– 0	–	$845,480

Total	$845,480	$	– 0	–	$	– 0	–	$	– 0	–	$845,480	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the period ended April 30, 2026 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$19,204,858	$2,572,311	$17,133,769	$10,762	$4,876	$2,943

*	As of April 30, 2026

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

Shares	Amount
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025

Class A
Shares sold	491,648	25,307	$5,558,035	$237,215

Shares issued in reinvestment of dividends	16,589	6,288	167,047	58,666

Shares converted from Class C	40	5	460	44

Shares redeemed	(42,487)	(63,516)	(485,817)	(582,810)

Net increase (decrease)	465,790	(31,916)	$5,239,725	$(286,885)

Class C
Shares sold	18	45	$200	$430

Shares issued in reinvestment of dividends	221	– 0	–	2,326	– 0	–

Shares converted to Class A	(39)	(5)	(460)	(44)

Shares redeemed	(106)	(1,552)	(1,200)	(14,919)

Net increase (decrease)	94	(1,512)	$866	$(14,533)

Advisor Class
Shares sold	52,358	56,817	$569,916	$523,441

Shares issued in reinvestment of dividends	41,623	21,542	416,651	199,913

Shares redeemed	(92,330)	(133,305)	(1,016,214)	(1,231,711)

Net increase (decrease)	1,651	(54,946)	$(29,647)	$(508,357)

Class 1
Shares sold	3,042,807	3,354,349	$32,031,668	$30,166,951

Shares issued in reinvestment of dividends	2,087,016	1,010,890	20,390,149	9,168,771

Shares redeemed	(4,646,154)	(5,893,770)	(49,730,589)	(53,184,551)

Net increase (decrease)	483,669	(1,528,531)	$2,691,228	$(13,848,829)

Class Z
Shares sold	113	1	$1,223	$10

Shares issued in reinvestment of dividends	654,242	336,444	6,450,829	3,078,459

Shares redeemed	(1,440,231)	(2,917,550)	(15,069,431)	(26,858,285)

Net decrease	(785,876)	(2,581,105)	$(8,617,379)	$(23,779,816)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index,

44 AB All Market Real Return Portfolio	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Real Estate Risk—The Fund’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and management risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in

ABFunds.com	AB All Market Real Return Portfolio 45

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds.

46 AB All Market Real Return Portfolio	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETFs’ unitary fee structure. The Fund did not utilize the Facility during the six months ended April 30, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$15,976,582	$31,221,925

Total distributions paid	$15,976,582	$31,221,925

As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$43,718,178
Accumulated capital and other losses	(17,160,752	)(a)
Unrealized appreciation (depreciation)	(247,823,192	)(b)

Total accumulated earnings (deficit)	$(221,265,766)

(a)

As of October 31, 2025, the Fund had a net capital loss carryforward of $17,160,752. During the fiscal year, the Fund utilized $22,186,557 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of earnings from the Subsidiary, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2025, the Fund had a net short term capital loss carryforward of $17,160,752, which may be carried forward for an indefinite period.

NOTE J

Subsequent Events

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB All Market Real Return Portfolio 47

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.64	$ 9.39	$ 8.34	$ 9.14	$ 10.81	$ 7.65

Income From Investment Operations

Net investment income(a)(b)	.09	.19	†	.20	.20	.14	.27

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.96	1.26	1.14	(.29)	(.86)	3.14

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.05	1.45	1.34	(.09)	(.72)	3.41

Less: Dividends
Dividends from net investment income	(.68)	(.20)	(.29)	(.71)	(.95)	(.25)

Net asset value, end of period	$ 12.01	$ 10.64	$ 9.39	$ 8.34	$ 9.14	$ 10.81

Total Return

Total investment return based on net asset value(d)(e)	20.45%	15.73	%†	16.46%	(1.37)%	(7.01)%	45.48	%(f)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,898	$2,930	$3,160	$5,592	$6,690	$5,306

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	1.13	%(i)	1.15%	1.17%	1.18%	1.16%	1.29%

Expenses, before waiver/reimbursements‡(g)(h)	1.16	%(i)	1.19%	1.21%	1.21%	1.18%	1.39%

Net investment income(b)	1.66	%(i)	1.97	%†	2.20%	2.29%	1.46%	2.86%

Portfolio turnover rate	47%	100%	90%	69%	79%	65%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04	%(i)	.05%	.04%	.06%	.03%	.03%

See footnote summary on page 53.

48 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.99	$ 9.57	$ 8.48	$ 9.31	$ 10.86	$ 7.66

Income From Investment Operations

Net investment income (loss)(a)(b)	.05	.12	†	.13	.14	.07	(.49)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.03	1.30	1.18	(.30)	(.89)	3.86

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.08	1.42	1.31	(.16)	(.82)	3.37

Less: Dividends
Dividends from net investment income	(.60)	– 0	–	(.22)	(.67)	(.73)	(.17)

Net asset value, end of period	$ 12.47	$ 10.99	$ 9.57	$ 8.48	$ 9.31	$ 10.86

Total Return

Total investment return based on net asset value(d)(e)	19.94%	14.84	%†	15.66%	(2.15)%	(7.71)%	44.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$57	$49	$55	$314	$574	$199

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	1.89	%(i)	1.92%	1.95%	1.93%	1.94%	2.04%

Expenses, before waiver/reimbursements‡(g)(h)	1.92	%(i)	1.95%	1.99%	1.97%	1.96%	2.19%

Net investment income (loss)(b)	.90	%(i)	1.21	%†	1.48%	1.54%	.72%	(5.20)%

Portfolio turnover rate	47%	100%	90%	69%	79%	65%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04	%(i)	.05%	.04%	.06%	.03%	.03%

See footnote summary on page 53.

ABFunds.com	AB All Market Real Return Portfolio 49

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.60	$ 9.36	$ 8.33	$ 9.14	$ 10.79	$ 7.63

Income From Investment Operations

Net investment income(a)(b)	.10	.20	†	.22	.22	.17	.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.94	1.25	1.15	(.30)	(.87)	3.27

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.04	1.46	1.37	(.08)	(.70)	3.43

Less: Dividends
Dividends from net investment income	(.70)	(.22)	(.34)	(.73)	(.95)	(.27)

Net asset value, end of period	$ 11.94	$ 10.60	$ 9.36	$ 8.33	$ 9.14	$ 10.79

Total Return

Total investment return based on net asset value(d)(e)	20.63%	15.94	%†	16.91%	(1.25)%	(6.64)%	45.82	%(f)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,950	$10,591	$11,879	$22,010	$31,703	$18,096

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	.88	%(i)	.90%	.93%	.93%	.91%	1.04%

Expenses, before waiver/reimbursements‡(g)(h)	.91	%(i)	.94%	.97%	.96%	.93%	1.17%

Net investment income(b)	1.91	%(i)	2.23	%†	2.45%	2.53%	1.75%	1.60%

Portfolio turnover rate	47%	100%	90%	69%	79%	65%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04	%(i)	.05%	.04%	.06%	.03%	.03%

See footnote summary on page 53.

50 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 1
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.34	$ 9.14	$ 8.15	$ 8.95	$ 10.61	$ 7.52

Income From Investment Operations

Net investment income(a)(b)	.09	.18	.20	.20	.15	.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.89	1.23	1.12	(.29)	(.85)	3.23

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	1.98	1.41	1.32	(.09)	(.70)	3.36

Less: Dividends
Dividends from net investment income	(.68)	(.21)	(.33)	(.71)	(.96)	(.27)

Net asset value, end of period	$ 11.64	$ 10.34	$ 9.14	$ 8.15	$ 8.95	$ 10.61

Total Return

Total investment return based on net asset value(d)(e)	20.44%	15.73%	16.61%	(1.36)%	(6.85)%	45.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$681,396	$600,402	$558,067	$569,541	$638,229	$678,946

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	1.08	%(i)	1.10%	1.08%	1.09%	1.08%	1.08%

Expenses, before waiver/reimbursements‡(g)(h)	1.11	%(i)	1.13%	1.12%	1.12%	1.10%	1.10%

Net investment income(b)	1.71	%(i)	1.97%	2.26%	2.38%	1.50%	1.33%

Portfolio turnover rate	47%	100%	90%	69%	79%	65%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04	%(i)	.05%	.04%	.06%	.03%	.03%

See footnote summary on page 53.

ABFunds.com	AB All Market Real Return Portfolio 51

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.46	$ 9.25	$ 8.24	$ 9.04	$ 10.70	$ 7.58

Income From Investment Operations

Net investment income(a)(b)	.10	.21	.22	.23	.17	.14

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.90	1.23	1.14	(.29)	(.85)	3.27

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	2.01	1.44	1.36	(.06)	(.68)	3.41

Less: Dividends
Dividends from net investment income	(.71)	(.23)	(.35)	(.74)	(.98)	(.29)

Net asset value, end of period	$ 11.76	$ 10.46	$ 9.25	$ 8.24	$ 9.04	$ 10.70

Total Return

Total investment return based on net asset value(d)(e)	20.69%	15.84%	16.96%	(1.08)%	(6.64)%	46.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$102,326	$99,179	$122,786	$175,368	$324,086	$601,545

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡(g)(h)	.84	%(i)	.86%	.84%	.85%	.83%	.84%

Expenses, before waiver/reimbursements‡(g)(h)	.87	%(i)	.89%	.88%	.88%	.85%	.85%

Net investment income(b)	1.94	%(i)	2.18%	2.54%	2.66%	1.76%	1.44%

Portfolio turnover rate	47%	100%	90%	69%	79%	65%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04	%(i)	.05%	.04%	.06%	.03%	.03%

See footnote summary on page 53.

52 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund performance for the year ended October 31, 2025 by 0.01%.

(f)

The net asset value and total investment return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total investment return for shareholder transactions may differ from financial statements.

(g)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	1.13%	1.15%	1.17%	1.18%	1.16%	1.29%
Before waivers/reimbursements	1.16%	1.19%	1.21%	1.21%	1.18%	1.39%
Class C
Net of waivers/reimbursements	1.89%	1.92%	1.95%	1.93%	1.94%	2.04%
Before waivers/reimbursements	1.92%	1.95%	1.99%	1.97%	1.96%	2.19%
Advisor Class
Net of waivers/reimbursements	.88%	.90%	.93%	.93%	.91%	1.04%
Before waivers/reimbursements	.91%	.94%	.97%	.96%	.93%	1.17%
Class 1
Net of waivers/reimbursements	1.08%	1.10%	1.08%	1.09%	1.08%	1.08%
Before waivers/reimbursements	1.11%	1.13%	1.12%	1.12%	1.10%	1.10%
Class Z
Net of waivers/reimbursements	.84%	.86%	.84%	.85%	.83%	.84%
Before waivers/reimbursements	.87%	.89%	.88%	.88%	.85%	.85%

(h)

In connection with the Fund investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund pro rata share of certain acquired fund fees and expenses, and for the six months ended April 30, 2026 and for the years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, such waiver amounted to .03% (annualized), .04%, .04%, .03%, .02% and .01%, respectively.

(i)	Annualized.

†

During the year ended October 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(c)	.05%	.05%

Class C	$.00	(c)	.05%	.05%

Advisor Class	$.00	(c)	.05%	.05%

See notes to consolidated financial statements.

ABFunds.com	AB All Market Real Return Portfolio 53

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB All Market Real Return Portfolio (the “Fund”) at a meeting held in-person on November 4-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

54 AB All Market Real Return Portfolio	ABFunds.com

performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a

ABFunds.com	AB All Market Real Return Portfolio 55

wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5-, and 10-year periods ended July 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the

56 AB All Market Real Return Portfolio	ABFunds.com

Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanation of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components

ABFunds.com	AB All Market Real Return Portfolio 57

of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

58 AB All Market Real Return Portfolio	ABFunds.com

NOTES

ABFunds.com	AB All Market Real Return Portfolio 59

NOTES

60 AB All Market Real Return Portfolio	ABFunds.com

AB ALL MARKET REAL RETURN PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

AMRR-0152-0426

April 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB BOND INFLATION STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

April 30, 2026 (unaudited)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 74.3%
United States – 74.3%
U.S. Treasury Inflation Index 0.125%, 07/15/2030 (TIPS)	U.S.$	231,122	$221,714,743
0.125%, 01/15/2031 (TIPS)		41,984	39,791,561
0.25%, 07/15/2029 (TIPS)		77,622	75,957,687
1.125%, 10/15/2030 (TIPS)		64,491	64,365,491
1.25%, 04/15/2028 (TIPS)		100,393	101,075,297
1.625%, 10/15/2027 (TIPS)		58,480	59,458,049
2.375%, 10/15/2028 (TIPS)		55,476	57,603,624

Total Inflation-Linked Securities (cost $614,124,430)			619,966,452

CORPORATES - INVESTMENT GRADE – 10.3%
Industrial – 5.0%
Basic – 0.1%
Glencore Funding LLC 4.907%, 04/01/2028(a)		206	207,358
5.186%, 04/01/2030(a)		89	90,369
5.338%, 04/04/2027(a)		111	112,160
6.50%, 10/06/2033(a)		543	588,997

			998,884

Capital Goods – 0.3%
Boeing Co. (The) 3.25%, 02/01/2028		454	445,265
Republic Services, Inc. 4.75%, 07/15/2030		1,022	1,033,262
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		1,035	1,047,120

			2,525,647

Communications - Media – 0.3%
Meta Platforms, Inc. 6.45%, 05/15/2066		1,666	1,662,426
Prosus NV 3.257%, 01/19/2027(a)		593	585,256

			2,247,682

Communications - Telecommunications – 0.1%
TELUS Corp. 7.00%, 10/15/2055		681	704,849

Consumer Cyclical - Automotive – 0.5%
American Honda Finance Corp. 4.15%, 01/08/2029		63	62,257
Series A 4.55%, 04/10/2028		88	88,063
Ford Motor Co. 3.25%, 02/12/2032		532	466,761
General Motors Financial Co., Inc. 2.40%, 04/10/2028		101	97,099
4.75%, 04/06/2029		654	655,661
5.55%, 07/15/2029		421	431,466

ABFunds.com	AB Bond Inflation Strategy 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Honda Motor Co., Ltd. 4.436%, 07/08/2028	U.S.$	1,071	$1,068,654
Hyundai Capital America 4.50%, 09/18/2030(a)		181	178,160
5.25%, 01/08/2027(a)		252	253,290
5.275%, 06/24/2027(a)		151	152,181
6.10%, 09/21/2028(a)		486	501,377

			3,954,969

Consumer Cyclical - Entertainment – 0.0%
Hasbro, Inc. 4.65%, 03/12/2031		183	181,534

Consumer Cyclical - Other – 0.2%
Flutter Treasury DAC 5.875%, 06/04/2031(a)		683	678,206
Marriott International, Inc./MD 4.20%, 07/15/2027		1,105	1,103,066

			1,781,272

Consumer Cyclical - Retailers — 0.0%
AutoNation, Inc. 4.45%, 01/15/2029		238	236,074

Consumer Non-Cyclical – 0.9%
Cargill, Inc. 4.125%, 10/23/2030(a)		1,122	1,103,790
HCA, Inc. 5.00%, 05/15/2033		1,252	1,243,236
Imperial Brands Finance PLC 3.875%, 07/26/2029(a)		208	203,749
4.50%, 06/30/2028(a)		378	378,238
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,190	1,017,890
Philip Morris International, Inc. 4.00%, 10/29/2030		66	64,655
4.375%, 04/30/2030		1,032	1,026,819
Roche Holdings, Inc. 4.075%, 12/02/2030(a)		213	210,169
4.203%, 09/09/2029(a)		914	911,176
Takeda US Financing, Inc. 5.20%, 07/07/2035		1,075	1,076,118

			7,235,840

Energy – 1.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.35%, 06/15/2031		420	414,939

2 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cenovus Energy, Inc. 4.65%, 03/20/2031	U.S.$	276	$274,562
5.40%, 03/20/2036		291	290,162
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		1,803	1,588,821
Eni SpA 5.75%, 05/19/2035(a)		1,033	1,070,085
MPLX LP 5.40%, 09/15/2035		731	729,406
ONEOK, Inc. 5.40%, 10/15/2035		1,097	1,096,243
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		1,113	1,115,282
Targa Resources Corp. 4.35%, 01/15/2029		425	423,058
4.90%, 09/15/2030		192	193,411
5.65%, 02/15/2036		211	214,420
6.05%, 05/15/2056		337	326,803
Var Energi ASA 7.50%, 01/15/2028(a)		867	904,602
Woodside Finance Ltd. 5.40%, 05/19/2030		152	155,154
6.00%, 05/19/2035		397	413,134

			9,210,082

Services – 0.4%
Amazon.com, Inc. 5.55%, 11/20/2065		2,664	2,480,237
Global Payments, Inc. 4.875%, 11/15/2030		302	296,413
5.20%, 11/15/2032		310	302,898

			3,079,548

Technology – 1.0%
Alphabet, Inc. 5.70%, 11/15/2075		252	241,373
Applied Materials, Inc. 4.00%, 01/15/2031		1,118	1,096,478
Broadcom, Inc. 4.30%, 01/15/2031		1,091	1,082,163
Fidelity National Information Services, Inc. 4.45%, 03/10/2028		359	357,991
Oracle Corp. 4.375%, 05/15/2055		233	152,911
5.20%, 09/26/2035		118	109,856
5.95%, 09/26/2055		200	167,568
6.125%, 08/03/2065		1,974	1,636,209
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)		1,670	1,672,121

ABFunds.com	AB Bond Inflation Strategy 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Salesforce, Inc. 4.90%, 09/15/2031	U.S.$	594	$592,277
5.20%, 03/15/2033		594	593,038
TSMC Arizona Corp. 3.875%, 04/22/2027		1,009	1,006,498

			8,708,483

Transportation - Airlines – 0.0%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		80	79,208

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		177	168,497
5.875%, 07/05/2034(a)		219	223,668

			392,165

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(a)		303	245,203

			41,581,440

Financial Institutions – 3.9%
Banking – 3.3%
AIB Group PLC 5.32%, 05/15/2031(a)		1,035	1,054,955
Ally Financial, Inc. 5.737%, 05/15/2029		267	271,117
6.992%, 06/13/2029		575	598,023
American Express Co. 5.098%, 02/16/2028		987	992,962
Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034		200	227,132
Banco Santander SA 6.35%, 03/14/2034		200	211,050
6.921%, 08/08/2033		800	866,296
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		301	308,691
Banque Federative du Credit Mutuel SA 4.541%, 01/15/2031(a)		672	663,708
4.591%, 10/16/2028(a)		875	875,971
Barclays PLC 5.207%, 02/24/2037		251	243,498
5.335%, 09/10/2035		569	564,988
5.674%, 03/12/2028		329	332,109
BNP Paribas SA 4.625%, 02/25/2031(a)(b)		489	450,115
CaixaBank SA 6.037%, 06/15/2035(a)		955	995,330

4 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital One Financial Corp. 6.377%, 06/08/2034	U.S.$	949	$1,002,087
Capital One NA 5.974%, 08/09/2028		327	334,377
Citigroup, Inc. 4.643%, 05/07/2028		1,036	1,037,999
6.02%, 01/24/2036		85	87,207
Series AA 7.625%, 11/15/2028(b)		43	44,607
Series Y 4.15%, 11/15/2026(b)		480	476,510
Credit Agricole SA 4.656%, 01/12/2032(a)		418	412,616
5.222%, 05/27/2031(a)		329	332,925
6.251%, 01/10/2035(a)		353	366,322
Danske Bank A/S 4.613%, 10/02/2030(a)		419	417,085
Deutsche Bank AG/New York NY 4.95%, 08/04/2031		291	289,981
4.999%, 09/11/2030		261	261,976
5.373%, 01/10/2029		258	260,838
7.146%, 07/13/2027		233	234,156
Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026(b)		775	768,033
HSBC Holdings PLC 7.399%, 11/13/2034		1,352	1,500,395
8.113%, 11/03/2033		591	678,474
Intesa Sanpaolo SpA 7.20%, 11/28/2033(a)		357	401,468
KBC Group NV 4.454%, 09/23/2031(a)		200	196,804
Lloyds Banking Group PLC 4.818%, 06/13/2029		1,036	1,042,579
Mitsubishi UFJ Financial Group, Inc. 4.592%, 04/18/2030		245	245,091
Morgan Stanley 4.238%, 01/09/2030		289	286,009
4.555%, 04/10/2030		290	289,011
Series I 4.133%, 10/18/2029		652	644,997
NatWest Group PLC 3.032%, 11/28/2035		270	246,783
5.115%, 05/23/2031		794	803,226
Santander UK Group Holdings PLC 4.32%, 09/22/2029		1,118	1,109,045

ABFunds.com	AB Bond Inflation Strategy 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Societe Generale SA 5.249%, 05/22/2029(a)	U.S.$	542	$547,507
5.519%, 01/19/2028(a)		812	816,856
Standard Chartered PLC 5.435% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(b)(c)		400	386,240
5.545%, 01/21/2029(a)		314	318,666
Svenska Handelsbanken AB 4.75%, 03/01/2031(a)(b)		1,400	1,330,196
Synchrony Financial 5.45%, 03/06/2031		321	321,815
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		317	318,629
UBS Group AG 2.095%, 02/11/2032(a)		239	210,839
4.194%, 04/01/2031(a)		614	600,246
6.625%, 01/08/2031(a)(b)		439	441,906
UniCredit SpA 1.982%, 06/03/2027(a)		204	203,529

			27,922,975

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(b)		1,366	1,364,224

Financial Services – 0.0%
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)		167	165,061

Insurance – 0.2%
Allianz SE 6.50%, 10/30/2034(a)(b)		400	400,016
Athene Global Funding 1.985%, 08/19/2028(a)		308	288,174
2.55%, 11/19/2030(a)		65	57,780
2.717%, 01/07/2029(a)		117	109,841
5.033%, 07/17/2030(a)		394	390,391
5.526%, 07/11/2031(a)		22	22,044
5.583%, 01/09/2029(a)		49	49,552
Principal Life Global Funding II 5.10%, 01/25/2029(a)		639	648,023

			1,965,821

REITs – 0.2%
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		949	849,289
4.00%, 01/15/2031		414	391,772
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		181	182,330

			1,423,391

			32,841,472

6 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 1.4%
Electric – 1.4%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	U.S.$	334	$315,281
Alexander Funding Trust II 7.467%, 07/31/2028(a)		656	690,493
American Electric Power Co., Inc. 6.95%, 12/15/2054		248	264,331
Series D 6.05%, 03/15/2056		254	253,025
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		39	39,170
5.05%, 03/01/2035		892	892,580
Series AQ 4.95%, 08/15/2035		35	34,651
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		1,183	957,993
Electricite de France SA 9.125%, 03/15/2033(a)(b)		415	485,529
ENEL Finance International NV 4.125%, 09/30/2028(a)		368	364,368
Entergy Mississippi LLC 5.05%, 04/15/2036		219	215,360
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		394	408,414
LG Energy Solution Ltd. 5.375%, 04/02/2030(a)		1,712	1,727,750
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)		1,077	1,074,286
PacifiCorp 5.10%, 04/15/2031		186	187,934
5.80%, 04/15/2036		216	221,806
7.125%, 08/15/2056		482	483,234
Public Service Co. of Colorado 5.05%, 06/15/2036		50	49,102
5.15%, 09/15/2035		1,095	1,089,186
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035		949	928,786
Vistra Operations Co. LLC 4.30%, 10/15/2028(a)		23	22,745
4.55%, 10/30/2028(a)		558	557,051
6.95%, 10/15/2033(a)		272	296,219

			11,559,294

Total Corporates - Investment Grade (cost $85,726,068)			85,982,206

ABFunds.com	AB Bond Inflation Strategy 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.3%
Risk Share Floating Rate – 2.8%
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 7.145% (CME Term SOFR + 3.50%), 03/25/2042(a)(c)	U.S.$	2,283	$2,331,904
Series 2022-R04, Class 1M2 6.745% (CME Term SOFR + 3.10%), 03/25/2042(a)(c)		573	582,742
Series 2025-R03, Class 2M1 5.245% (CME Term SOFR + 1.60%), 03/25/2045(a)(c)		605	606,172
Series 2025-R04, Class 1A1 4.645% (CME Term SOFR + 1.00%), 05/25/2045(a)(c)		365	365,222
Series 2025-R04, Class 1M1 4.845% (CME Term SOFR + 1.20%), 05/25/2045(a)(c)		462	462,664
Series 2025-R05, Class 2M1 4.845% (CME Term SOFR + 1.20%), 07/25/2045(a)(c)		1,184	1,184,639
Series 2025-R06, Class 1A1 4.545% (CME Term SOFR + 0.90%), 09/25/2045(a)(c)		549	549,079
Series 2025-R06, Class 1M1 4.595% (CME Term SOFR + 0.95%), 09/25/2045(a)(c)		629	628,927
Series 2026-R01, Class 2M1 4.645% (CME Term SOFR + 1.00%), 01/25/2046(a)(c)		1,018	1,018,339
Series 2026-R03, Class 2A1 4.740% (CME Term SOFR + 1.10%), 04/25/2046(a)(c)		1,165	1,167,663
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.295% (CME Term SOFR + 1.65%), 01/25/2034(a)(c)		104	104,174
Series 2021-DNA6, Class M2 5.145% (CME Term SOFR + 1.50%), 10/25/2041(a)(c)		1,873	1,876,718
Series 2021-HQA4, Class M2 5.995% (CME Term SOFR + 2.35%), 12/25/2041(a)(c)		1,765	1,778,798
Series 2022-DNA3, Class M1B 6.545% (CME Term SOFR + 2.90%), 04/25/2042(a)(c)		1,069	1,086,871

8 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2022-DNA4, Class M1B 6.995% (CME Term SOFR + 3.35%), 05/25/2042(a)(c)	U.S.$	2,051	$2,097,511
Series 2022-DNA5, Class M1B 8.145% (CME Term SOFR + 4.50%), 06/25/2042(a)(c)		3,681	3,819,801
Series 2024-DNA1, Class M1 4.995% (CME Term SOFR + 1.35%), 02/25/2044(a)(c)		375	375,169
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 4.745% (CME Term SOFR + 1.10%), 05/25/2045(a)(c)		303	304,343
Series 2025-DNA2, Class M1 4.845% (CME Term SOFR + 1.20%), 05/25/2045(a)(c)		187	187,366
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Dna3 Series 2025-DNA3, Class A1 4.595% (CME Term SOFR + 0.95%), 09/25/2045(a)(c)		1,372	1,372,912
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.745% (CME Term SOFR + 1.10%), 10/25/2045(a)(c)		1,225	1,225,312

			23,126,326

Non-Agency Fixed Rate – 1.6%
FIGRE Trust Series 2025-HE7, Class A 5.15%, 11/25/2055(a)		1,258	1,253,327
Series 2025-HE8, Class A 5.206%, 11/25/2055(a)		1,443	1,439,482
Series 2026-HE2, Class A 5.049%, 01/25/2056(a)		1,138	1,128,642
GS Mortgage-Backed Securities Trust Series 2026-CES2, Class A1A 5.227%, 06/25/2056(a)		886	883,759
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		945	940,730
Series 2025-HE3, Class A1 4.990% (CME Term SOFR + 1.35%), 03/20/2056(a)(c)		1,334	1,338,100
Series 2026-CES1, Class A1A 4.909%, 06/25/2056(a)		1,334	1,323,899

ABFunds.com	AB Bond Inflation Strategy 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

OBX Trust Series 2026-CES1, Class A1A 5.192%, 04/25/2056(a)	U.S.$	1,035	$1,031,360
RCKT Mortgage Trust Series 2026-CES1, Class A1A 4.827%, 01/25/2056(a)		2,361	2,341,125
Series 2026-CES2, Class A1A 4.762%, 02/25/2056(a)		768	760,903
Series 2026-CES3, Class A1A 5.144%, 03/25/2056(a)		711	709,692
Series 2026-CES4, Class A1A 5.124%, 04/25/2056(a)		248	247,261
Towd Point Mortgage Trust Series 2026-CES2, Class A1A 4.72%, 02/25/2066(a)		396	390,533

			13,788,813

Non-Agency Floating Rate – 0.8%
CLIP Trust Series 2026-NQM1, Class A1 5.221%, 05/25/2071(a)		1,124	1,123,049
COLT Mortgage Loan Trust Series 2026-3, Class A1 5.119%, 05/25/2071(a)		491	489,939
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 5.645% (CME Term SOFR + 2.00%), 01/25/2051(a)(c)		23	22,874
JPMorgan Chase Bank NA - CHASE Series 2019-CL1, Class M3 5.869% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(a)(c)		109	110,322
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NEW1, Class A1 5.276%, 04/27/2071(a)		1,813	1,814,121
OBX Trust Series 2026-NQM6, Class A1 5.063%, 04/26/2066(a)		693	690,786
SG Residential Mortgage Trust Series 2026-3, Class A1 5.188%, 04/25/2066(a)		1,302	1,301,749
Verus Securitization Trust Series 2026-R3, Class A1 5.19%, 02/27/2068(a)		790	788,082

			6,340,922

10 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Agency Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 3955, Class SD 2.846% (6.49% – CME Term SOFR), 11/15/2041(c)(d)	U.S.$	1,167	$110,059
Series 4693, Class SL 2.396% (6.04% – CME Term SOFR), 06/15/2047(c)(d)		785	81,844
Series 4954, Class SL 2.290% (5.94% – CME Term SOFR), 02/25/2050(c)(d)		895	93,781
Series 4981, Class HS 2.340% (5.99% – CME Term SOFR), 06/25/2050(c)(d)		1,922	195,518
Federal National Mortgage Association REMICS Series 2014-78, Class SE 2.340% (5.99% – CME Term SOFR), 12/25/2044(c)(d)		511	49,940
Series 2016-77, Class DS 2.240% (5.89% – CME Term SOFR), 10/25/2046(c)(d)		591	59,144
Series 2017-62, Class AS 2.390% (6.04% – CME Term SOFR), 08/25/2047(c)(d)		655	70,004
Series 2017-97, Class LS 2.440% (6.09% – CME Term SOFR), 12/25/2047(c)(d)		921	97,222
Government National Mortgage Association Series 2017-122, Class SA 2.425% (6.09% – CME Term SOFR 1 Month), 08/20/2047(c)(d)		514	60,766
Series 2017-134, Class MS 2.425% (6.09% – CME Term SOFR 1 Month), 09/20/2047(c)(d)		574	69,128

			887,406

Total Collateralized Mortgage Obligations (cost $43,879,967)			44,143,467

ASSET-BACKED SECURITIES – 4.4%
Other ABS - Fixed Rate – 2.0%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		1,387	1,320,693
Affirm Asset Securitization Trust Series 2025-X1, Class A 5.08%, 04/15/2030(a)		43	43,212

ABFunds.com	AB Bond Inflation Strategy 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)	U.S.$	16	$16,295
BHG Securitization Trust Series 2022-A, Class D 3.56%, 02/20/2035(a)		1,350	1,321,812
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		361	330,841
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		186	186,335
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		2,152	2,091,672
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)		306	307,156
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		330	303,733
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		252	239,585
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		1,594	1,510,481
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1,901	1,908,893
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		758	671,831
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		793	714,140
Oportun Funding Trust Series 2025-1, Class A 4.96%, 08/16/2032(a)		84	83,537
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		156	155,856
Series 2025-3, Class A2 5.365%, 12/15/2032(a)		319	320,812
Series 2025-6, Class A2 4.497%, 04/15/2033(a)		895	892,574
Pagaya AI Debt Trust Series 2025-4, Class A2 5.373%, 01/17/2033(a)		179	179,700

12 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)	U.S.$	565	$566,639
SoFi Consumer Loan Program Trust Series 2025-4, Class A 4.24%, 08/25/2035(a)		1,038	1,038,659
Upgrade Master Pass-Thru Trust Series 2026-ST1, Class A 4.244%, 03/15/2034(a)		1,047	1,046,060
Upstart Securitization Trust Series 2026-1, Class A1 4.142%, 02/22/2027(a)		619	618,646
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)		990	992,163

			16,861,325

Autos - Fixed Rate – 1.9%
ACM Auto Trust Series 2025-2A, Class A 5.55%, 06/20/2028(a)		635	636,048
Series 2025-3A, Class A 5.01%, 01/22/2030(a)		742	740,807
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)		25	25,521
Series 2025-1A, Class A2 4.92%, 05/15/2029(a)		757	759,381
AutoNation Finance Trust Series 2025-1A, Class A2 4.72%, 04/10/2028(a)		600	600,828
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		1,294	1,303,412
Bridgecrest Lending Auto Securitization Trust Series 2026-2, Class A2 4.24%, 09/15/2028		1,316	1,316,058
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		48	46,486
Series 2021-N4, Class D 2.30%, 09/11/2028		109	107,366
Series 2021-P4, Class D 2.61%, 09/11/2028		1,206	1,170,176
CPS Auto Receivables Trust Series 2026-B, Class A 4.35%, 02/15/2030(a)		698	698,090

ABFunds.com	AB Bond Inflation Strategy 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(a)	U.S.$	154	$153,894
Lendbuzz Securitization Trust Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		220	222,019
Series 2025-1A, Class A2 5.10%, 10/15/2030(a)		848	850,591
Series 2025-2A, Class A2 5.18%, 05/15/2030(a)(c)		900	903,522
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(a)		167	167,257
Series 2026-1, Class A 4.88%, 10/16/2028(a)		1,518	1,517,756
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)		936	937,371
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(a)		367	367,383
Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(a)		1,821	1,826,718
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		110	110,147
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(e)(f)(g)(h)(i)		98	91,963
Series 2025-1A, Class A 4.94%, 02/15/2029(e)(f)(g)(h)(i)		1,024	635,631
Series 2025-2A, Class A 5.12%, 01/16/2029(e)(f)(g)(h)(i)		1,569	951,282

			16,139,707

Credit Cards - Fixed Rate – 0.4%
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.88%, 01/15/2030(a)		1,624	1,627,682
Series 2025-A, Class A 5.80%, 05/15/2030(a)		1,308	1,314,428

			2,942,110

Other ABS - Floating Rate – 0.1%
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 5.156%, 07/15/2032(a)		476	477,514

Total Asset-Backed Securities (cost $37,851,059)			36,420,656

14 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Industrial – 0.6%
Capital Goods – 0.0%
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)	U.S.$	535	$547,048

Communications - Media – 0.1%
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	561	616,917

Consumer Cyclical - Other – 0.0%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	383	388,397

Consumer Cyclical - Retailers – 0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		1,074	1,108,024

Consumer Non-Cyclical – 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	550	638,278

Energy – 0.2%
Sunoco LP 5.625%, 03/15/2031(a)	U.S.$	651	653,129
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		550	567,155

			1,220,284

Technology – 0.1%
OAK-Eagle Acquireco, Inc. 7.25%, 07/01/2033(a)		773	795,494

Total Corporates - Non-Investment Grade (cost $5,227,632)			5,314,442

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Floating Rate CMBS – 0.3%
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.505% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a)(c)		1,218	1,219,522
BX Commercial Mortgage Trust Series 2019-IMC, Class D 5.601% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(a)(c)		185	183,742
Series 2019-IMC, Class E 5.851% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a)(c)		895	884,664

ABFunds.com	AB Bond Inflation Strategy 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.234% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a)(c)	U.S.$	391	$383,373

			2,671,301

Non-Agency Fixed Rate CMBS – 0.2%
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.389%, 08/10/2044(a)		19	14,694
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026(f)		982	972,772
Series 2021-1, Class AS 2.638%, 08/15/2026(f)		40	39,096
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.554%, 09/15/2047(j)		873	9
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.447%, 12/15/2059		330	321,692
Series 2016-NXS6, Class C 4.450%, 11/15/2049		525	511,854

			1,860,117

Non-Agency Fixed Rate – 0.1%
Ellington Financial Mortgage Trust Series 2026-CES1, Class A1A 4.914%, 12/25/2060(a)		655	650,549

Total Commercial Mortgage-Backed Securities (cost $5,222,071)			5,181,967

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.4%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		343	213,175
Sasol Financing USA LLC 8.75%, 04/10/2033(a)		609	638,993

			852,168

Consumer Cyclical - Other – 0.0%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		483	480,169

Energy – 0.3%
Ecopetrol SA 8.375%, 01/19/2036		695	720,506
8.875%, 01/13/2033		661	709,716

16 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Raizen Fuels Finance SA 6.25%, 07/08/2032(e)(f)(h)	U.S.$	435	$238,163
6.70%, 02/25/2037(e)(f)(h)		975	530,156

			2,198,541

Total Emerging Markets - Corporate Bonds (cost $4,152,840)			3,530,878

COLLATERALIZED LOAN OBLIGATIONS – 0.4%
CLO - Floating Rate – 0.4%
Ballyrock CLO 27 Ltd. Series 2024-27A, Class A1A 5.017% (CME Term SOFR 3 Month + 1.35%), 10/25/2037(a)(c)		580	580,972
Dryden 98 CLO Ltd. Series 2022-98A, Class D 6.775% (CME Term SOFR 3 Month + 3.10%), 04/20/2035(a)(c)		500	493,188
HPS Loan Management Ltd. Series 2024-19A, Class A1R 4.929% (CME Term SOFR 3 Month + 1.26%), 04/15/2037(a)(c)		403	402,890
OCP CLO Ltd. Series 2024-34A, Class A1 5.033% (CME Term SOFR 3 Month + 1.36%), 10/15/2037(a)(c)		456	456,540
Series 2026-50A, Class A1 4.863% (CME Term SOFR 3 Month + 1.20%), 07/15/2039(a)(c)		1,155	1,154,651

Total Collateralized Loan Obligations (cost $3,093,252)			3,088,241

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		248	216,194
6.50%, 01/21/2033		383	381,372

			597,566

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033		612	601,596

Romania – 0.2%
Romanian Government International Bond 5.75%, 09/16/2030(a)		1,700	1,717,000

Total Governments - Sovereign Bonds (cost $2,933,664)			2,916,162

ABFunds.com	AB Bond Inflation Strategy 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
University of California (University of California) Series 2021-B 3.071%, 05/15/2051 (cost $1,452,084)	U.S.$	1,465	$997,845

GOVERNMENTS - SOVEREIGN AGENCIES – 0.1%
Kazakhstan – 0.1%
Baiterek National Managing Holding JSC 4.65%, 10/01/2030(a) (cost $733,184)		739	731,847

EMERGING MARKETS - SOVEREIGNS – 0.1%
Mexico – 0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a) (cost $717,416)		719	723,817

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Kazakhstan – 0.1%
QazaqGaz NC JSC 5.625%, 05/08/2036(a) (cost $466,117)		475	466,716

		Shares
SHORT-TERM INVESTMENTS – 5.4%
Investment Companies – 5.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(k)(l)(m) (cost $45,446,176)		45,446,176	45,446,176

Total Investments – 102.5% (cost $851,025,960)			854,910,872
Other assets less liabilities – (2.5%)			(20,479,491)

Net Assets – 100.0%			$834,431,381

18 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	137	June 2026	$10,559,965	$(150,901)
U.S. T-Note 2 Yr (CBT) Futures	912	June 2026	188,898,000	(1,573,849)
U.S. T-Note 5 Yr (CBT) Futures	1,334	June 2026	143,853,141	(1,223,872)

Sold Contracts
U.S. 10 Yr Ultra Futures	303	June 2026	34,196,391	966,071
U.S. Ultra Bond (CBT) Futures	38	June 2026	4,371,187	70,895

				$(1,911,656)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	10	EUR	8	06/18/2026	$(45)
State Street Bank & Trust Co.	AUD	480	USD	344	07/09/2026	(1,763)
State Street Bank & Trust Co.	EUR	728	USD	863	07/15/2026	5,021

						$3,213

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 45, 5 Year Index, 06/20/2031*	(1.00)%	Quarterly	0.77%	USD	21,540	$(247,895)	$(133,266)	$(114,629)

Sale Contracts
CDX-NAIG Series 46, 5 Year Index, 06/20/2031*	1.00	Quarterly	0.55	USD	21,540	477,877	356,153	121,724

						$229,982	$222,887	$7,095

*	Termination date.

ABFunds.com	AB Bond Inflation Strategy 19

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	61,010	05/13/2027	3.263%	CPI#	Maturity	$814,474	$	– 0	–	$814,474
USD	29,760	07/08/2027	2.770%	CPI#	Maturity	899,362		– 0	–	899,362
USD	29,760	07/08/2027	2.778%	CPI#	Maturity	887,448		– 0	–	887,448
USD	78,560	10/15/2027	2.841%	CPI#	Maturity	319,115		– 0	–	319,115
USD	97,520	01/15/2028	2.720%	CPI#	Maturity	558,759		– 0	–	558,759

						$3,479,158	$	– 0	–	$3,479,158

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	5,400	10/04/2026	1.170%	1 Day SOFR	Annual	$141,337	$68,019		$73,318
USD	1,080	11/08/2026	1.451%	1 Day SOFR	Annual	24,622	14,966		9,656
USD	1,080	11/09/2026	1.470%	1 Day SOFR	Annual	24,344	15,034		9,310
USD	7,030	04/04/2027	2.235%	1 Day SOFR	Annual	102,632	120,244		(17,612)
USD	20,920	06/05/2027	0.345%	1 Day SOFR	Annual	1,461,252	805,423		655,829
USD	715	07/12/2027	2.000%	1 Day SOFR	Annual	25,844	16,807		9,037
USD	5,395	06/04/2029	1.985%	1 Day SOFR	Annual	366,646	284,111		82,535
USD	3,170	09/27/2029	1.300%	1 Day SOFR	Annual	289,233	244,943		44,290
USD	40,300	05/21/2031	1.394%	1 Day SOFR	Annual	5,307,585	4,098,798		1,208,787
USD	1,490	11/10/2035	2.410%	1 Day SOFR	Annual	189,061	136,824		52,237
USD	595	03/06/2042	3.500%	1 Day SOFR	Annual	45,667	– 0	–	45,667

						$7,978,223	$5,805,169		$2,173,054

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2026, the aggregate market value of these securities amounted to $123,580,369 or 14.8% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2026.

(d)	Inverse interest only security.

(e)	Non-income producing security.

20 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.41% of net assets as of April 30, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	$982,741	$972,772	0.12%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	40,060	39,096	0.00%
Raizen Fuels Finance SA 6.25%, 07/08/2032	02/03/2026 - 02/04/2026	340,709	238,163	0.03%
Raizen Fuels Finance SA 6.70%, 02/25/2037	02/20/2025 - 02/21/2025	972,436	530,156	0.06%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	98,356	91,963	0.01%
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	1,568,528	951,282	0.11%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	1,024,162	635,631	0.08%

(g)	Fair valued by the Adviser.

(h)	Defaulted.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)	IO – Interest Only.

(k)	The rate shown represents the 7-day yield as of period end.

(l)	Affiliated investments.

(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD – Australian Dollar

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TIPS – Treasury Inflation Protected Security

See notes to financial statements.

ABFunds.com	AB Bond Inflation Strategy 21

STATEMENT OF ASSETS & LIABILITIES

April 30, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $805,579,784)	$809,464,696
Affiliated issuers (cost $45,446,176)	45,446,176
Cash collateral due from broker	8,927,652
Foreign currencies, at value (cost $9,231)	9,279
Receivable for investment securities sold	11,761,842
Interest receivable	1,789,077
Receivable for capital stock sold	1,254,805
Receivable for variation margin on futures	221,005
Affiliated dividends receivable	106,104
Receivable due from Adviser	94,589
Unrealized appreciation on forward currency exchange contracts	5,021

Total assets	879,080,246

Liabilities
Due to custodian	4,878
Payable for investment securities purchased	43,465,322
Payable for capital stock redeemed	434,601
Advisory fee payable	338,971
Administrative fee payable	109,749
Payable for variation margin on centrally cleared swaps	62,486
Distribution fee payable	45,342
Foreign capital gains tax payable	12,569
Transfer Agent fee payable	9,564
Unrealized depreciation on forward currency exchange contracts	1,808
Directors’ fees payable	1,538
Accrued expenses and other liabilities	162,037

Total liabilities	44,648,865

Net Assets	$834,431,381

Composition of Net Assets
Capital stock, at par	$79,540
Additional paid-in capital	941,382,576
Accumulated loss	(107,030,735)

Net Assets	$834,431,381

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$31,335,553	2,935,456	$10.67	*

C	$2,983,274	290,375	$10.27

Advisor	$233,412,308	21,833,843	$10.69

I	$6,343,056	602,186	$10.53

1	$449,302,823	43,211,452	$10.40

2	$67,728,464	6,517,158	$10.39

Z	$43,325,903	4,149,039	$10.44

*	The maximum offering price per share for Class A shares was $10.92 which reflects a sales charge of 2.25%.

See notes to financial statements.

22 AB Bond Inflation Strategy	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2026 (unaudited)

Investment Income
Interest	$13,549,997
Dividends—Affiliated issuers	270,024
Other income	2,100	$13,822,121

Expenses
Advisory fee (see Note B)	1,944,839
Distribution fee—Class A	40,429
Distribution fee—Class C	16,267
Distribution fee—Class 1	204,427
Transfer agency—Class A	19,321
Transfer agency—Class C	1,939
Transfer agency—Advisor Class	134,209
Transfer agency—Class I	3,567
Transfer agency—Class 1	22,018
Transfer agency—Class 2	3,379
Transfer agency—Class Z	4,741
Registration fees	65,745
Administrative	59,348
Audit and tax	57,921
Custody and accounting	53,054
Printing	33,943
Legal	27,749
Directors’ fees	11,590
Miscellaneous	13,490

Total expenses	2,717,976
Less: expenses waived and reimbursed by the Adviser (see Note B)	(528,867)

Net expenses		2,189,109

Net investment income		11,633,012

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		721,618
Forward currency exchange contracts		379
Futures		(1,275,221)
Swaps		(577,305)
Foreign currency transactions		(10,678)
Net change in unrealized appreciation (depreciation) of:
Investments(a)		1,415,357
Forward currency exchange contracts		(15,408)
Futures		(1,229,350)
Swaps		3,447,557
Foreign currency denominated assets and liabilities		16,866

Net gain on investment and foreign currency transactions		2,493,815

Net Increase in Net Assets from Operations		$14,126,827

(a)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $117.

See	notes to financial statements.

ABFunds.com	AB Bond Inflation Strategy 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$11,633,012	$28,726,356
Net realized gain (loss) on investment and foreign currency transactions	(1,141,207)	19,439,803
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	3,635,022	(5,792,643)

Net increase in net assets from operations	14,126,827	42,373,516
Distributions to Shareholders
Class A	(432,203)	(1,298,979)
Class C	(35,552)	(122,807)
Advisor Class	(3,223,996)	(8,383,969)
Class I	(90,372)	(284,153)
Class 1	(5,791,407)	(15,070,356)
Class 2	(869,632)	(1,578,651)
Class Z	(591,293)	(1,467,131)
Capital Stock Transactions
Net increase	77,789,984	92,708,385

Total increase	80,882,356	106,875,855
Net Assets
Beginning of period	753,549,025	646,673,170

End of period	$834,431,381	$753,549,025

See notes to financial statements.

24 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of six portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Bond Inflation Strategy (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class, Class I, Class 1, Class 2 and Class Z shares. Class B, Class R, Class K, and Class T shares have been authorized but currently are not offered. Class 1 shares are sold only to the private clients of Sanford C. Bernstein & Co. LLC by its registered representatives. Class A shares are sold with a maximum sales charge of 2.25% and purchases in amounts of $500,000 or more, or by certain group retirement plans, may be subject to a 1%, 18-month contingent deferred sales charge, which may be subject to waiver in certain circumstances. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class R, Class K, and Class 1 shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I, Class 2 and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

ABFunds.com	AB Bond Inflation Strategy 25

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically recorded at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available

26 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar

ABFunds.com	AB Bond Inflation Strategy 27

NOTES TO FINANCIAL STATEMENTS (continued)

publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

28 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$619,966,452		$	– 0	–	$619,966,452
Corporates – Investment Grade		– 0	–	85,982,206			– 0	–	85,982,206
Collateralized Mortgage Obligations		– 0	–	44,143,467			– 0	–	44,143,467
Asset-Backed Securities		– 0	–	34,741,780			1,678,876		36,420,656
Corporates – Non-Investment Grade		– 0	–	5,314,442			– 0	–	5,314,442
Commercial Mortgage-Backed Securities		– 0	–	5,181,967			– 0	–	5,181,967
Emerging Markets – Corporate Bonds		– 0	–	3,530,878			– 0	–	3,530,878
Collateralized Loan Obligations		– 0	–	3,088,241			– 0	–	3,088,241
Governments – Sovereign Bonds		– 0	–	2,916,162			– 0	–	2,916,162
Local Governments – US Municipal Bonds		– 0	–	997,845			– 0	–	997,845
Governments – Sovereign Agencies		– 0	–	731,847			– 0	–	731,847
Emerging Markets – Sovereigns		– 0	–	723,817			– 0	–	723,817
Quasi-Sovereigns		– 0	–	466,716			– 0	–	466,716
Short-Term Investments		45,446,176		– 0	–		– 0	–	45,446,176

Total Investments in Securities		45,446,176		807,785,820			1,678,876		854,910,872
Other Financial Instruments(a):
Assets:
Futures		1,036,966		– 0	–		– 0	–	1,036,966	(b)
Forward Currency Exchange Contracts		– 0	–	5,021			– 0	–	5,021
Centrally Cleared Credit Default Swaps		– 0	–	477,877			– 0	–	477,877	(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	3,479,158			– 0	–	3,479,158	(b)
Centrally Cleared Interest Rate Swaps		–0	–	7,978,223			– 0	–	7,978,223	(b)
Liabilities:
Futures		(2,948,622)		– 0	–		– 0	–	(2,948,622	)(b)
Forward Currency Exchange Contracts		– 0	–	(1,808)			– 0	–	(1,808)
Centrally Cleared Credit Default Swaps		– 0	–	(247,895)			– 0	–	(247,895	)(b)

Total		$43,534,520		$819,476,396			$1,678,876		$864,689,792

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income

ABFunds.com	AB Bond Inflation Strategy 29

NOTES TO FINANCIAL STATEMENTS (continued)

investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to the Fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

30 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding extraordinary expenses, interest expense, and acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest), on an annual basis (“Expense Caps”) to .75%, 1.50%, .50%, .50%, .60%, .50% and .50% of the daily average net assets for the Class A, Class C, Advisor Class, Class I, Class 1, Class 2, and Class Z shares, respectively. This fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2027 and then may be extended for additional one-year terms. For the six months ended April 30, 2026, such reimbursement amounted to $513,689.

ABFunds.com	AB Bond Inflation Strategy 31

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2026, the reimbursement for such services amounted to $59,348.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $56,377 for the six months ended April 30, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $144 from the sale of Class A shares and received $2,311 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2026.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2026, such amounted to $15,178.

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2026 is as follows:

Portfolio	Market Value 10/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$14,924	$131,179	$100,657	$45,446	$270

32 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, .25% of the Fund’s average daily net assets attributable to Class K shares and .10% of the Fund’s average daily net assets attributable to Class 1 shares. There are no distribution and servicing fees on the Advisor Class, Class I, Class 2 and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $321,513 and $1,602,897 for Class C and Class 1 shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2026 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$63,105,381	$34,378,511
U.S. government securities	172,871,007	153,568,255

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$14,613,665
Gross unrealized depreciation	(6,977,889)

Net unrealized appreciation	$7,635,776

ABFunds.com	AB Bond Inflation Strategy 33

NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended April 30, 2026, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended April 30, 2026, the Fund held forward currency exchange contracts for hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, inflation credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and

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NOTES TO FINANCIAL STATEMENTS (continued)

by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain (loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate, inflation and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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NOTES TO FINANCIAL STATEMENTS (continued)

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2026, the Fund held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended April 30, 2026, the Fund held inflation (CPI) swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty,

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NOTES TO FINANCIAL STATEMENTS (continued)

calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended April 30, 2026, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an

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NOTES TO FINANCIAL STATEMENTS (continued)

ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended April 30, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$1,036,966	*	Payable for variation margin on futures	$2,948,622	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	5,021		Unrealized depreciation on forward currency exchange contracts	1,808

Credit contracts	Receivable for variation margin on centrally cleared swaps	121,724	*	Payable for variation margin on centrally cleared swaps	114,629	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	5,669,823	*	Payable for variation margin on centrally cleared swaps	17,611	*

Total		$6,833,534			$3,082,670

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) of futures and centrally cleared swaps as reported in the portfolio of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(1,275,221)	$(1,229,350)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	35,606	21,805

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(612,911)	3,425,752

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	379	(15,408)

Total		$(1,852,147)	$2,202,799

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2026:

Futures:
Average notional amount of buy contracts	$288,868,231
Average notional amount of sale contracts	$35,759,623
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$9,325	(a)
Average principal amount of sale contracts	$1,054,887
Centrally Cleared Interest Rate Swaps:
Average notional amount	$87,175,000
Centrally Cleared Inflation Swaps:
Average notional amount	$247,102,857
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$21,540,000
Average notional amount of sale contracts	$21,540,000

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC

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NOTES TO FINANCIAL STATEMENTS (continued)

counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
State Street Bank & Trust Co.	$5,021	$(1,808)	$	– 0	–	$	– 0	–	$3,213

Total	$5,021	$(1,808)	$	– 0	–	$	– 0	–	$3,213	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
State Street Bank & Trust Co.	$1,808	$(1,808)	$	– 0	–	$	– 0	–	$	– 0	–

Total	$1,808	$(1,808)	$	– 0	–	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025

Class A
Shares sold	500,741		932,534	$5,304,642		$9,839,674

Shares issued in reinvestment of dividends	28,465		85,825	301,337		904,740

Shares converted from Class C	– 0	–	25,871	– 0	–	273,048

Shares redeemed	(712,565)		(1,392,067)	(7,543,519)		(14,625,432)

Net decrease	(183,359)		(347,837)	$(1,937,540)		$(3,607,970)

Class C
Shares sold	18,792		29,754	$192,372		$299,845

Shares issued in reinvestment of dividends	2,912		9,932	29,693		101,045

Shares converted to Class A	– 0	–	(26,839)	– 0	–	(273,048)

Shares redeemed	(62,515)		(112,459)	(638,534)		(1,140,197)

Net decrease	(40,811)		(99,612)	$(416,469)		$(1,012,355)

Advisor Class
Shares sold	4,174,039		8,372,906	$44,275,570		$88,192,403

Shares issued in reinvestment of dividends	230,453		627,347	2,442,237		6,624,519

Shares redeemed	(3,504,323)		(6,283,082)	(37,191,839)		(66,311,996)

Net increase	900,169		2,717,171	$9,525,968		$28,504,926

Class I
Shares sold	95,341		345,852	$999,648		$3,602,197

Shares issued in reinvestment of dividends	8,652		27,305	90,372		284,153

Shares redeemed	(170,267)		(317,361)	(1,782,489)		(3,295,663)

Net increase (decrease)	(66,274)		55,796	$(692,469)		$590,687

Class 1
Shares sold	7,334,473		7,869,120	$75,646,086		$80,718,668

Shares issued in reinvestment of dividends	388,107		1,005,046	4,000,296		10,331,433

Shares redeemed	(2,782,822)		(4,309,133)	(28,722,335)		(44,205,934)

Net increase	4,939,758		4,565,033	$50,924,047		$46,844,167

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025

Class 2
Shares sold	1,649,777	1,979,922	$16,996,562	$20,453,612

Shares issued in reinvestment of dividends	75,485	130,738	777,876	1,343,536

Shares redeemed	(204,834)	(635,241)	(2,115,518)	(6,517,537)

Net increase	1,520,428	1,475,419	$15,658,920	$15,279,611

Class Z
Shares sold	784,052	1,922,897	$8,131,563	$19,795,510

Shares issued in reinvestment of dividends	57,102	141,983	591,293	1,465,525

Shares redeemed	(385,257)	(1,469,159)	(3,995,329)	(15,151,716)

Net increase	455,897	595,721	$4,727,527	$6,109,319

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may

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NOTES TO FINANCIAL STATEMENTS (continued)

result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities. Although the Fund invests principally in inflation-indexed securities, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain addi-

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NOTES TO FINANCIAL STATEMENTS (continued)

tional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser

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NOTES TO FINANCIAL STATEMENTS (continued)

pursuant to the ETFs’ unitary fee structure. The Fund did not utilize the Facility during the six months ended April 30, 2026.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$28,206,046	$27,942,855

Total taxable distributions paid	$28,206,046	$27,942,855

As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,595,393
Accumulated capital and other losses	(116,388,124	)(a)
Unrealized appreciation (depreciation)	3,678,936	(b)

Total accumulated earnings (deficit)	$(110,113,795	)(c)

(a)

As of October 31, 2025, the Fund had a net capital loss carryforward of $116,388,124. During the fiscal year, the Fund utilized $17,679,423 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to the accrual of foreign capital gains tax.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2025, the Fund had a net short-term capital loss carryforward of $55,596,314 and a net long-term capital loss carryforward of $60,791,810, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.64	$ 10.42	$ 10.02	$ 10.29	$ 11.97	$ 11.56

Income From Investment Operations

Net investment income(a)(b)	.15	.42	.39	.43	.64	.51

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.02	.20	.44	(.26)	(1.66)	.35

Net increase (decrease) in net asset value from operations	.17	.62	.83	.17	(1.02)	.86

Less: Dividends and Distributions

Dividends from net investment income	(.14)	(.40)	(.43)	(.44)	(.62)	(.45)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.14)	(.40)	(.43)	(.44)	(.66)	(.45)

Net asset value, end of period	$ 10.67	$ 10.64	$ 10.42	$ 10.02	$ 10.29	$ 11.97

Total Return

Total investment return based on net asset value(c)	1.61%	6.08%	8.46%	1.70%	(8.93)%	7.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,336	$33,178	$36,111	$46,881	$63,936	$54,687

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75	%(e)	.83%	.84%	.86%	.84%	.78%

Expenses, before waiver/reimbursements(d)	.95	%(e)	1.05%	1.08%	1.09%	1.04%	1.00%

Net investment income(b)	2.79	%(e)	3.94%	3.76%	4.16%	5.69%	4.29%

Portfolio turnover rate	24%	61%	50%	125%	79%	62%

See footnote summary on page 54.

ABFunds.com	AB Bond Inflation Strategy 47

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.25	$ 10.05	$ 9.68	$ 9.96	$ 11.63	$ 11.25

Income From Investment Operations

Net investment income(a)(b)	.10	.32	.31	.33	.54	.44

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.03	.20	.42	(.24)	(1.62)	.31

Net increase (decrease) in net asset value from operations	.13	.52	.73	.09	(1.08)	.75

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.32)	(.36)	(.37)	(.55)	(.37)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.11)	(.32)	(.36)	(.37)	(.59)	(.37)

Net asset value, end of period	$ 10.27	$ 10.25	$ 10.05	$ 9.68	$ 9.96	$ 11.63

Total Return

Total investment return based on net asset value(c)	1.27%	5.26%	7.64%	.85%	(9.58)%	6.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,983	$3,395	$4,328	$7,973	$15,480	$12,915

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50	%(e)	1.58%	1.59%	1.62%	1.59%	1.53%

Expenses, before waiver/reimbursements(d)	1.70	%(e)	1.81%	1.83%	1.85%	1.78%	1.75%

Net investment income(b)	1.98	%(e)	3.19%	3.06%	3.33%	4.91%	3.79%

Portfolio turnover rate	24%	61%	50%	125%	79%	62%

See footnote summary on page 54.

48 AB Bond Inflation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$10.65	$10.43	$10.03	$10.30	$11.99	$11.57

Income From Investment Operations

Net investment income(a)(b)	.16	.45	.42	.44	.67	.57

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.03	.20	.44	(.25)	(1.67)	.33

Net increase (decrease) in net asset value from operations	.19	.65	.86	.19	(1.00)	.90

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.43)	(.46)	(.46)	(.65)	(.48)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.15)	(.43)	(.46)	(.46)	(.69)	(.48)

Net asset value, end of period	$10.69	$10.65	$10.43	$10.03	$10.30	$11.99

Total Return

Total investment return based on net asset value(c)	1.83%	6.36%	8.63%	1.93%	(8.72)%	7.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$233,412	$223,016	$190,047	$220,987	$506,033	$475,604

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50	%(e)	.58%	.59%	.62%	.59%	.53%

Expenses, before waiver/reimbursements(d)	.70	%(e)	.80%	.83%	.85%	.78%	.74%

Net investment income(b)	3.05	%(e)	4.22%	4.07%	4.23%	5.95%	4.76%

Portfolio turnover rate	24%	61%	50%	125%	79%	62%

See footnote summary on page 54.

ABFunds.com	AB Bond Inflation Strategy 49

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.50	$ 10.29	$ 9.90	$ 10.17	$ 11.84	$ 11.44

Income From Investment Operations

Net investment income(a)(b)	.16	.44	.43	.46	.66	.51

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.02	.20	.42	(.26)	(1.64)	.37

Net increase (decrease) in net asset value from operations	.18	.64	.85	.20	(.98)	.88

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.43)	(.46)	(.47)	(.65)	(.48)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.15)	(.43)	(.46)	(.47)	(.69)	(.48)

Net asset value, end of period	$ 10.53	$ 10.50	$ 10.29	$ 9.90	$ 10.17	$ 11.84

Total Return

Total investment return based on net asset value(c)	1.76%	6.35%	8.74%	1.88%	(8.67)%	7.88%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,343	$7,019	$6,303	$5,539	$6,414	$6,093

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50	%(e)	.58%	.59%	.61%	.59%	.53%

Expenses, before waiver/reimbursements(d)	.70	%(e)	.80%	.82%	.83%	.78%	.74%

Net investment income(b)	3.05	%(e)	4.25%	4.19%	4.50%	5.92%	4.31%

Portfolio turnover rate	24%	61%	50%	125%	79%	62%

See footnote summary on page 54.

50 AB Bond Inflation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 1
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.37	$ 10.16	$ 9.78	$ 10.06	$ 11.73	$ 11.35

Income From Investment Operations

Net investment income(a)(b)	.15	.42	.40	.44	.64	.52

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.03	.21	.43	(.26)	(1.62)	.34

Net increase (decrease) in net asset value from operations	.18	.63	.83	.18	(.98)	.86

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.42)	(.45)	(.46)	(.65)	(.48)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.15)	(.42)	(.45)	(.46)	(.69)	(.48)

Net asset value, end of period	$ 10.40	$ 10.37	$ 10.16	$ 9.78	$ 10.06	$ 11.73

Total Return

Total investment return based on net asset value(c)	1.73%	6.32%	8.53%	1.84%	(8.75)%	7.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$449,303	$396,727	$342,511	$340,649	$390,055	$377,333

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.60	%(e)	.68%	.69%	.71%	.69%	.63%

Expenses, before waiver/reimbursements(d)	.69	%(e)	.80%	.81%	.83%	.78%	.75%

Net investment income(b)	2.97	%(e)	4.13%	3.92%	4.34%	5.76%	4.44%

Portfolio turnover rate	24%	61%	50%	125%	79%	62%

See footnote summary on page 54.

ABFunds.com	AB Bond Inflation Strategy 51

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 2
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.36	$ 10.16	$ 9.78	$ 10.06	$ 11.73	$ 11.34

Income From Investment Operations

Net investment income(a)(b)	.15	.43	.41	.44	.64	.53

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.03	.20	.43	(.25)	(1.61)	.35

Net increase (decrease) in net asset value from operations	.18	.63	.84	.19	(.97)	.88

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.43)	(.46)	(.47)	(.66)	(.49)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.15)	(.43)	(.46)	(.47)	(.70)	(.49)

Net asset value, end of period	$ 10.39	$ 10.36	$ 10.16	$ 9.78	$ 10.06	$ 11.73

Total Return

Total investment return based on net asset value(c)	1.78%	6.33%	8.75%	1.94%	(8.77)%	7.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$67,728	$51,770	$35,768	$41,599	$59,262	$66,348

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50	%(e)	.58%	.59%	.61%	.58%	.53%

Expenses, before waiver/reimbursements(d)	.59	%(e)	.69%	.72%	.73%	.67%	.65%

Net investment income(b)	3.01	%(e)	4.20%	4.09%	4.38%	5.75%	4.51%

Portfolio turnover rate	24%	61%	50%	125%	79%	62%

See footnote summary on page 54.

52 AB Bond Inflation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.41	$ 10.20	$ 9.82	$ 10.10	$ 11.77	$ 11.38

Income From Investment Operations

Net investment income(a)(b)	.16	.44	.42	.46	.67	.56

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.02	.20	.42	(.27)	(1.65)	.32

Net increase (decrease) in net asset value from operations	.18	.64	.84	.19	(.98)	.88

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.43)	(.46)	(.47)	(.65)	(.49)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.15)	(.43)	(.46)	(.47)	(.69)	(.49)

Net asset value, end of period	$ 10.44	$ 10.41	$ 10.20	$ 9.82	$ 10.10	$ 11.77

Total Return

Total investment return based on net asset value(c)	1.77%	6.40%	8.71%	1.83%	(8.65)%	7.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,326	$38,444	$31,605	$14,036	$10,320	$20,910

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50	%(e)	.58%	.59%	.60%	.58%	.53%

Expenses, before waiver/reimbursements(d)	.61	%(e)	.71%	.73%	.74%	.68%	.65%

Net investment income(b)	3.06	%(e)	4.23%	4.15%	4.53%	6.02%	4.81%

Portfolio turnover rate	24%	61%	50%	125%	79%	62%

See footnote summary on page 54.

ABFunds.com	AB Bond Inflation Strategy 53

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.95%	.97%	.99%	.98%	.95%	.97%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.70%	1.72%	1.74%	1.73%	1.69%	1.72%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.70%	.72%	.74%	.73%	.69%	.72%
Class I
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.70%	.72%	.73%	.72%	.69%	.71%
Class 1
Net of waivers/reimbursements	.60%	.60%	.60%	.60%	.60%	.60%
Before waivers/reimbursements	.69%	.71%	.72%	.72%	.69%	.72%
Class 2
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.59%	.61%	.62%	.62%	.59%	.62%
Class Z
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.61%	.62%	.63%	.63%	.60%	.62%

(e)	Annualized.

See	notes to financial statements.

54 AB Bond Inflation Strategy	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Bond Inflation Strategy (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Bond Inflation Strategy 55

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly

56 AB Bond Inflation Strategy	ABFunds.com

owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. The directors also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and

ABFunds.com	AB Bond Inflation Strategy 57

sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was close to the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s

58 AB Bond Inflation Strategy	ABFunds.com

operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Bond Inflation Strategy 59

NOTES

60 AB Bond Inflation Strategy	ABFunds.com

AB BOND INFLATION STRATEGY

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

BIS-0152-0426

April 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB INCOME FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

April 30, 2026 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 51.0%
United States – 51.0%
U.S. Treasury Bonds 3.00%, 08/15/2052	U.S.$	1,788	$1,254,673
4.25%, 02/15/2054		66,375	58,710,585
4.25%, 08/15/2054		977	864,340
4.50%, 02/15/2044		67,207	63,657,630
4.625%, 05/15/2044		16,913	16,260,264
4.625%, 11/15/2045		10,290	9,834,989
4.625%, 02/15/2046		11,585	11,063,198
4.625%, 02/15/2055		1,575	1,483,453
4.625%, 11/15/2055		2,364	2,229,178
4.75%, 02/15/2045		15,035	14,640,331
4.75%, 08/15/2055		9,989	9,609,730
5.00%, 05/15/2045		34,942	35,084,253
U.S. Treasury Notes 3.375%, 02/29/2028		34,336	34,035,560
3.50%, 01/31/2028		30,720	30,520,800
3.50%, 01/15/2029		19,482	19,279,570
3.50%, 09/30/2029		23,028	22,703,972
3.625%, 08/31/2030		26,060	25,669,100
3.625%, 09/30/2030		10,798	10,635,186
3.625%, 12/31/2030		14,500	14,263,439
3.75%, 04/15/2028		9,240	9,215,817
3.75%, 01/31/2031		42,711	42,223,828
3.875%, 06/30/2030		8,738	8,700,454
3.875%, 07/31/2030		44,674	44,471,770
3.875%, 03/31/2031		11,531	11,455,328
3.875%, 08/31/2032		120,483	118,562,802
3.875%, 09/30/2032		26,850	26,409,492
3.875%, 12/31/2032		20,847	20,467,520
3.875%, 08/15/2034		3,267	3,170,521
4.00%, 07/31/2029		28,040	28,094,766
4.00%, 02/28/2030		36,500	36,537,071
4.00%, 03/31/2030		33,270	33,301,191
4.00%, 01/31/2033		15,376	15,201,819
4.125%, 09/30/2027(a)(b)		69,202	69,442,184
4.125%, 07/31/2028		88,642	89,078,687
4.125%, 03/31/2029		15,230	15,315,669
4.125%, 10/31/2029		10,148	10,205,083
4.125%, 02/29/2032		26,128	26,138,206
4.125%, 03/31/2032		37,794	37,799,905
4.125%, 05/31/2032		44,744	44,705,548
4.125%, 02/15/2036		5,644	5,525,388
4.25%, 06/30/2029		1,039	1,048,903
4.25%, 03/31/2033		31,583	31,671,827
4.25%, 05/15/2035		5,395	5,354,041
4.50%, 11/15/2033		3,262	3,314,854

ABFunds.com	AB Income Fund 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

4.625%, 04/30/2029	U.S.$	6,175		$6,297,053
4.625%, 02/15/2035		1,269		1,295,867
4.875%, 10/31/2028		36,260		37,087,181

Total Governments - Treasuries (cost $1,178,544,538)				1,163,893,026

MORTGAGE PASS-THROUGHS – 27.5%
Agency Fixed Rate 30-Year – 27.5%
Federal Home Loan Mortgage Corp. Series 2025 5.50%, 09/01/2055		3,320		3,339,971
Federal National Mortgage Association Series 1998 8.00%, 06/01/2028		0	*	32
Series 1999 7.50%, 11/01/2029		2		1,980
Series 2020 2.50%, 12/01/2050		74,373		62,464,361
Series 2022 3.00%, 03/01/2052		17,654		15,504,298
3.00%, 08/01/2052		11,537		10,128,364
Series 2024 3.00%, 07/01/2052		8,414		7,389,638
Government National Mortgage Association Series 2023 5.50%, 05/20/2053		5,708		5,803,377
5.50%, 08/20/2053		18,048		18,327,473
Series 2024 5.00%, 04/20/2054		252		251,476
Series 2026 2.00%, 05/01/2056, TBA		29,150		23,991,333
2.50%, 05/01/2056, TBA		29,325		25,136,117
4.50%, 05/01/2056, TBA		47,872		46,183,686
5.00%, 05/01/2056, TBA		11,200		11,110,329
5.50%, 05/01/2056, TBA		25,756		25,942,078
Uniform Mortgage-Backed Security Series 2026 2.00%, 05/01/2056, TBA		26,325		21,085,709
2.50%, 05/01/2056, TBA		44,355		37,183,697
3.00%, 05/01/2056, TBA		91,074		79,789,475
3.50%, 05/01/2056, TBA		18,572		16,931,384
4.00%, 05/01/2056, TBA		49,364		46,350,011
4.50%, 05/01/2056, TBA		16,839		16,218,845
5.00%, 05/01/2056, TBA		67,511		66,567,095
5.50%, 05/01/2056, TBA		32,237		32,412,106
6.00%, 05/01/2056, TBA		43,643		44,567,198
6.50%, 05/01/2056, TBA		10,035		10,412,489

Total Mortgage Pass-Throughs (cost $621,489,250)				627,092,522

2 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 17.7%
Industrial – 8.3%
Basic – 0.4%
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030	U.S.$	862	$832,709
Glencore Funding LLC 4.90%, 07/01/2031(c)		2,955	2,958,280
5.186%, 04/01/2030(c)		3,022	3,068,478
SNF Group SACA 5.626%, 03/31/2031(c)		1,796	1,818,594

			8,678,061

Communications - Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		281	206,358
5.375%, 05/01/2047		181	145,084
6.484%, 10/23/2045		864	795,485
Meta Platforms, Inc. 5.50%, 11/15/2045		4,157	3,863,932
5.75%, 11/15/2065		4,290	3,897,422
Nexstar Media, Inc. 6.50%, 09/15/2033(c)		372	374,920

			9,283,201

Communications - Telecommunications – 0.1%
TELUS Corp. 6.625%, 10/15/2055		71	71,873
6.625%, 06/09/2056		415	412,381
7.00%, 10/15/2055		731	756,600

			1,240,854

Consumer Cyclical - Automotive – 1.7%
American Honda Finance Corp. 4.45%, 01/08/2031		5,682	5,579,894
Ford Motor Co. 3.25%, 02/12/2032		9,159	8,035,832
Ford Motor Credit Co. LLC 6.05%, 03/05/2031		3,380	3,437,223
6.125%, 03/08/2034		1,474	1,481,046
General Motors Financial Co., Inc. 4.75%, 04/06/2029		8,320	8,341,133
5.45%, 01/08/2036		772	766,472
Hyundai Capital America 4.25%, 01/08/2029(c)		278	274,995
4.55%, 09/26/2029(c)		2,007	1,999,153
5.25%, 01/08/2027(c)		949	953,859
5.30%, 06/24/2029(c)		2,780	2,823,312

ABFunds.com	AB Income Fund 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.35%, 03/19/2029(c)	U.S.$	4,737	$4,822,124

			38,515,043

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(c)		2,838	2,772,953
5.125%, 05/01/2029(c)		101	100,641
5.75%, 03/15/2030(c)		18	18,268
Hasbro, Inc. 4.65%, 03/12/2031		1,399	1,387,794

			4,279,656

Consumer Cyclical - Other – 0.4%
Flutter Treasury DAC 4.00%, 06/04/2031(c)	EUR	785	897,655
5.875%, 06/04/2031(c)	U.S.$	845	839,068
6.375%, 04/29/2029(c)		347	352,247
Las Vegas Sands Corp. 5.625%, 06/15/2028		3,940	3,993,190
Marriott International, Inc./MD 5.10%, 05/01/2038		3,535	3,388,086

			9,470,246

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 6.125%, 06/15/2029(c)		2,338	2,378,915

Consumer Cyclical - Retailers – 0.1%
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(c)		2,313	2,243,610

Consumer Non-Cyclical – 1.2%
Altria Group, Inc. 5.625%, 02/06/2035		4,764	4,887,293
BAT Capital Corp. 4.625%, 03/22/2033		1,805	1,768,431
7.75%, 10/19/2032		439	503,528
Baxter International, Inc. 5.65%, 12/15/2035		2,674	2,627,900
HCA, Inc. 5.00%, 05/15/2033		6,884	6,835,812
Imperial Brands Finance PLC 5.625%, 07/01/2035(c)		4,472	4,509,341
Jazz Securities DAC 4.375%, 01/15/2029(c)		1,990	1,946,678
Sysco Corp. 4.40%, 07/25/2031		1,053	1,029,044
Viatris, Inc. 2.70%, 06/22/2030		3,560	3,244,299

			27,352,326

4 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 10/15/2033(c)	U.S.$	353	$353,077
5.75%, 07/01/2034(c)		906	904,170
Cheniere Energy, Inc. 5.20%, 07/30/2036(c)		360	355,950
Continental Resources, Inc./OK 2.875%, 04/01/2032(c)		865	762,247
5.75%, 01/15/2031(c)		9,073	9,272,515
Eni SpA 5.75%, 05/19/2035(c)		5,735	5,940,886
Enterprise Products Operating LLC 5.20%, 01/15/2036		4,510	4,552,304
Harbour Energy PLC 6.327%, 04/01/2035(c)		3,175	3,261,265
Hess Midstream Operations LP 6.50%, 06/01/2029(c)		1,226	1,255,939
ONEOK, Inc. 5.40%, 10/15/2035		5,500	5,496,205
Targa Resources Corp. 6.05%, 05/15/2056		2,420	2,346,771
Var Energi ASA 5.875%, 05/22/2030(c)		2,782	2,875,559
6.50%, 05/22/2035(c)		1,255	1,328,656
8.00%, 11/15/2032(c)		1,436	1,637,858
Woodside Finance Ltd. 6.00%, 05/19/2035		3,326	3,461,169

			43,804,571

Services – 0.3%
Amazon.com, Inc. 5.45%, 11/20/2055		2,281	2,153,903
Global Payments, Inc. 4.55%, 03/15/2028		1,212	1,207,322
4.875%, 11/15/2030		1,826	1,792,219
5.20%, 11/15/2032		1,871	1,828,135

			6,981,579

Technology – 1.3%
Alphabet, Inc. 4.70%, 11/15/2035		645	632,210
5.45%, 11/15/2055		1,146	1,095,530
5.70%, 11/15/2075		1,146	1,097,673
5.75%, 02/15/2066		1,943	1,893,162
Entegris, Inc. 4.75%, 04/15/2029(c)		5,500	5,463,810
Fidelity National Information Services, Inc. 4.45%, 03/10/2028		1,746	1,741,094

ABFunds.com	AB Income Fund 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Oracle Corp. 4.375%, 05/15/2055	U.S.$	438	$287,446
5.20%, 09/26/2035		2,300	2,141,254
5.95%, 09/26/2055		376	315,028
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(c)		4,178	4,183,306
Salesforce, Inc. 4.90%, 09/15/2031		5,752	5,735,319
5.20%, 03/15/2033		5,752	5,742,682

			30,328,514

Transportation - Airlines – 0.2%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(c)		1,358	1,344,556
5.308%, 10/20/2031(c)		3,391	3,332,709

			4,677,265

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		433	411,106

			411,106

			189,644,947

Financial Institutions – 7.5%
Banking – 5.5%
AIB Group PLC 5.32%, 05/15/2031(c)		2,932	2,988,529
Ally Financial, Inc. 6.646%, 01/17/2040		187	184,461
6.848%, 01/03/2030		2,409	2,514,153
6.992%, 06/13/2029		4,859	5,053,554
8.00%, 11/01/2031		75	83,806
Banco Bilbao Vizcaya Argentaria SA 5.127%, 03/03/2036		4,600	4,466,140
Banco Santander SA 2.749%, 12/03/2030		1,330	1,202,120
3.225%, 11/22/2032		200	179,822
6.921%, 08/08/2033		7,600	8,229,812
Bank of Ireland Group PLC 5.601%, 03/20/2030(c)		2,576	2,641,817
Banque Federative du Credit Mutuel SA 4.541%, 01/15/2031(c)		1,684	1,663,219
5.106%, 01/15/2036(c)		417	408,218
Barclays PLC 4.942%, 09/10/2030		2,380	2,390,187
5.207%, 02/24/2037		523	507,368
5.674%, 03/12/2028		1,312	1,324,398
5.785%, 02/25/2036		1,348	1,373,059

6 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BPCE SA 5.389%, 05/28/2031(c)	U.S.$	665	$674,463
5.417%, 01/13/2037(c)		2,162	2,111,453
5.876%, 01/14/2031(c)		2,640	2,721,074
CaixaBank SA 4.885%, 07/03/2031(c)		2,420	2,422,614
5.673%, 03/15/2030(c)		3,239	3,322,080
6.84%, 09/13/2034(c)		3,893	4,255,477
Capital One Financial Corp. 4.493%, 09/11/2031		2,404	2,363,420
7.624%, 10/30/2031		3,035	3,349,790
7.964%, 11/02/2034		2,530	2,918,229
Citigroup, Inc. 4.952%, 05/07/2031		3,482	3,505,747
5.592%, 11/19/2034		1,814	1,841,863
5.827%, 02/13/2035		691	703,169
Credit Agricole SA 4.818%, 09/25/2033(c)		3,121	3,060,952
5.862%, 01/09/2036(c)		2,177	2,242,724
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		6,196	5,755,279
5.373%, 01/10/2029		1,855	1,875,405
HSBC Holdings PLC 4.398%, 03/10/2030		835	829,138
4.619%, 11/06/2031		792	784,484
5.546%, 03/04/2030		4,880	4,992,045
7.399%, 11/13/2034		4,230	4,694,285
Lloyds Banking Group PLC 5.462%, 01/05/2028		1,262	1,270,253
Manufacturers & Traders Trust Co. 4.548%, 04/18/2030		2,057	2,051,672
Mitsubishi UFJ Financial Group, Inc. 4.592%, 04/18/2030		429	429,159
NatWest Group PLC 3.032%, 11/28/2035		723	660,829
4.964%, 08/15/2030		3,835	3,868,672
6.475%, 06/01/2034		982	1,016,694
Santander UK Group Holdings PLC 4.32%, 09/22/2029		3,685	3,655,483
Societe Generale SA 5.249%, 05/22/2029(c)		914	923,286
5.519%, 01/19/2028(c)		10,276	10,337,451
Swedbank AB 4.898%, 03/30/2031(c)		1,861	1,871,812
Synchrony Financial 5.45%, 03/06/2031		2,885	2,892,328
5.935%, 08/02/2030		2,476	2,524,084
7.25%, 02/02/2033		902	936,799

ABFunds.com	AB Income Fund 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Toronto-Dominion Bank (The) 5.146%, 09/10/2034	U.S.$	1,362	$1,369,001
UBS Group AG 6.625%, 01/08/2031(c)(d)		2,264	2,278,988

			125,720,865

Finance – 0.1%
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(c)		630	629,962
4.875%, 11/22/2026(c)		498	498,717
FS KKR Capital Corp. 3.125%, 10/12/2028		165	154,607

			1,283,286

Financial Services – 0.0%
Lincoln Financial Global Funding 4.20%, 01/12/2029(c)		809	799,607

Insurance – 1.2%
Allianz SE 6.50%, 10/30/2034(c)(d)		200	200,008
Athene Global Funding 2.55%, 11/19/2030(c)		764	679,142
2.717%, 01/07/2029(c)		2,044	1,918,928
5.583%, 01/09/2029(c)		4,595	4,646,740
Centene Corp. 3.00%, 10/15/2030		5,634	5,065,135
Generali Series E 5.50%, 10/27/2047(c)	EUR	6,630	7,978,787
Hartford Insurance Group, Inc. (The) Series ICON 6.039% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(c)(e)	U.S.$	3,275	3,151,860
MetLife Capital Trust IV 7.875% (CME Term SOFR 3 Month + 3.96%), 12/15/2067(c)(e)		3,719	4,071,635

			27,712,235

REITs – 0.7%
GLP Capital LP/GLP Financing II, Inc. 5.25%, 02/15/2033		2,508	2,469,527
5.625%, 03/01/2036		1,265	1,240,965
5.75%, 11/01/2037		2,000	1,958,600
Highwoods Realty LP 5.35%, 01/15/2033		1,410	1,395,195
Host Hotels & Resorts LP 4.25%, 12/15/2028		4,343	4,297,182
Newmark Group, Inc. 7.50%, 01/12/2029		2,276	2,396,355

8 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Omega Healthcare Investors, Inc. 5.20%, 07/01/2030	U.S.$	1,543	$1,554,341
Vornado Realty LP 3.40%, 06/01/2031		225	204,273
5.75%, 02/01/2033		615	615,615

			16,132,053

			171,648,046

Utility – 1.9%
Electric – 1.9%
Alexander Funding Trust II 7.467%, 07/31/2028(c)		5,703	6,002,864
American Electric Power Co., Inc. 6.95%, 12/15/2054		710	756,753
Series D 6.05%, 03/15/2056		767	764,055
Edison International 5.00%, 05/05/2028		645	645,164
Engie Energia Chile SA 6.375%, 04/17/2034(c)		1,354	1,425,085
Entergy Louisiana LLC 5.65%, 04/15/2056		3,514	3,371,999
Eversource Energy Series A 6.10%, 08/15/2056		35	34,790
Series B 6.35%, 08/15/2056		28	27,982
LG Energy Solution Ltd. 5.375%, 04/02/2030(c)		3,987	4,023,680
Niagara Mohawk Power Corp. 5.112%, 01/12/2036(c)		2,452	2,409,090
PacifiCorp 5.10%, 04/15/2031		2,815	2,844,276
5.80%, 04/15/2036		3,313	3,402,054
7.125%, 08/15/2056		159	159,407
Public Service Co. of Colorado 5.05%, 06/15/2036		1,184	1,162,735
5.15%, 09/15/2035		4,401	4,377,631
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035		4,797	4,694,824
Vistra Operations Co. LLC 4.55%, 10/30/2028(c)		7,019	7,007,068
5.05%, 12/30/2026(c)		81	81,296

			43,190,753

Total Corporates - Investment Grade (cost $402,115,284)			404,483,746

ABFunds.com	AB Income Fund 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 6.8%
CLO - Floating Rate – 6.8%
AGL CLO 44 Ltd. Series 2025-44A, Class A 4.814% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(c)(e)	U.S.$	4,476	$4,475,978
AIMCO CLO Series 2017-AA, Class AR2 4.815% (CME Term SOFR 3 Month + 1.14%), 01/20/2038(c)(e)		5,000	5,000,480
AIMCO CLO 23 Ltd. Series 2025-23A, Class A 4.805% (CME Term SOFR 3 Month + 1.13%), 04/20/2038(c)(e)		3,600	3,594,852
Apidos CLO Lii Series 2025-52A, Class A1 4.805% (CME Term SOFR 3 Month + 1.13%), 04/20/2038(c)(e)		4,800	4,793,045
Apidos CLO Lvi Series 2026-56A, Class A1 4.815% (CME Term SOFR 3 Month + 1.16%), 04/24/2039(c)(e)		1,270	1,271,255
Apidos Loan Fund Ltd. Series 2024-1A, Class A1R 4.917% (CME Term SOFR 3 Month + 1.25%), 10/25/2038(c)(e)		5,135	5,141,480
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class D 6.987% (CME Term SOFR 3 Month + 3.31%), 07/20/2034(c)(e)		2,750	2,679,512
Ballyrock CLO 32 Ltd. Series 2025-32A, Class A1A 4.878% (CME Term SOFR 3 Month + 1.21%), 01/25/2039(c)(e)		4,560	4,560,661
Benefit Street Partners CLO 48 Ltd. Series 2026-48A, Class A 4.859% (CME Term SOFR 3 Month + 1.15%), 04/20/2038(c)(e)		4,660	4,656,663
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 5.678% (CME Term SOFR 3 Month + 2.01%), 04/26/2031(c)(e)		5,300	5,305,199
Dryden 113 CLO Ltd. Series 2022-113A, Class AR3 4.763% (CME Term SOFR 3 Month + 1.09%), 10/15/2037(c)(e)		5,901	5,893,618

10 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Goldentree Loan Management US CLO 8 Ltd. Series 2020-8A, Class ARR 4.825% (CME Term SOFR 3 Month + 1.15%), 10/20/2034(c)(e)	U.S.$	4,950	$4,954,267
Golub Capital Partners CLO 50B-R Ltd. Series 2020-50A, Class A1R2 4.785% (CME Term SOFR 3 Month + 1.11%), 04/20/2035(c)(e)		690	689,385
Golub Capital Partners CLO 77 B Ltd. Series 2024-77A, Class A1 4.917% (CME Term SOFR 3 Month + 1.25%), 01/25/2038(c)(e)		4,800	4,801,843
Hartwick Park CLO Ltd. Series 2023-1A, Class AR 4.835% (CME Term SOFR 3 Month + 1.16%), 01/20/2037(c)(e)		5,000	4,998,465
HPS Loan Management Ltd. Series 2024-19A, Class A1R 4.929% (CME Term SOFR 3 Month + 1.26%), 04/15/2037(c)(e)		1,009	1,008,903
Invesco CLO Ltd. Series 2021-2A, Class AR 4.773% (CME Term SOFR 3 Month + 1.10%), 07/15/2034(c)(e)		5,000	4,998,075
Invesco US CLO Ltd. Series 2023-1A, Class AR2 4.774% (CME Term SOFR 3 Month + 1.11%), 04/22/2037(c)(e)		1,650	1,646,629
Magnetite LII Ltd. Series 2025-52A, Class A1 4.844% (CME Term SOFR 3 Month + 1.19%), 01/25/2039(c)(e)		4,600	4,601,730
MidOcean Credit CLO XI Ltd. Series 2022-11A, Class A1R2 4.885% (CME Term SOFR 3 Month + 1.21%), 01/18/2036(c)(e)		5,000	5,001,095
MidOcean Credit CLO XIV Ltd. Series 2024-14A, Class A1R 4.926% (CME Term SOFR 3 Month + 1.22%), 04/15/2037(c)(e)		613	612,892
Midocean Credit CLO XX Series 2025-20A, Class A1 4.905% (CME Term SOFR 3 Month + 1.23%), 01/20/2039(c)(e)		5,700	5,709,251
Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022-47A, Class AR 4.759% (CME Term SOFR 3 Month + 1.09%), 04/16/2035(c)(e)		612	611,987

ABFunds.com	AB Income Fund 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A, Class A1 4.956% (CME Term SOFR 3 Month + 1.29%), 01/23/2039(c)(e)	U.S.$	5,000	$5,016,515
Oaktree CLO Ltd. Series 2024-28A, Class A 5.013% (CME Term SOFR 3 Month + 1.34%), 01/15/2038(c)(e)		5,000	5,005,085
Series 2026-34A, Class A 4.897% (CME Term SOFR 3 Month + 1.23%), 04/15/2039(c)(e)		2,014	2,014,001
OCP CLO Ltd. Series 2025-40A, Class A 4.820% (CME Term SOFR 3 Month + 1.14%), 04/16/2038(c)(e)		5,000	4,995,165
Series 2026-50A, Class A1 4.863% (CME Term SOFR 3 Month + 1.20%), 07/15/2039(c)(e)		4,304	4,303,861
OZLM XVIII Ltd. Series 2018-18A, Class B 5.485% (CME Term SOFR 3 Month + 1.81%), 04/15/2031(c)(e)		2,447	2,449,098
Pikes Peak CLO 12 Ltd. Series 2023-12A, Class AR 4.895% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(c)(e)		3,600	3,600,317
PPM CLO 8 Ltd. Series 2025-8A, Class A1 4.945% (CME Term SOFR 3 Month + 1.27%), 04/20/2038(c)(e)		5,000	5,003,510
Silver Point CLO 8 Ltd. Series 2025-8A, Class A1 4.883% (CME Term SOFR 3 Month + 1.21%), 04/15/2038(c)(e)		5,000	4,999,895
Sixth Street CLO 27 Ltd. Series 2024-27A, Class A 5.020% (CME Term SOFR 3 Month + 1.34%), 01/17/2038(c)(e)		5,000	5,006,375
Trestles CLO IX Ltd. Series 2025-9A, Class A1 4.933% (CME Term SOFR 3 Month + 1.26%), 01/15/2039(c)(e)		3,249	3,251,752
Trestles CLO X Ltd. Series 2026-10A, Class A1 4.849% (CME Term SOFR 3 Month + 1.18%), 04/20/2039(c)(e)		1,525	1,522,434
Trinitas CLO XX Ltd. Series 2022-20A, Class A1R 4.715% (CME Term SOFR 3 Month + 1.04%), 07/20/2035(c)(e)		3,450	3,449,172

12 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Trinitas CLO XXXVII Ltd. Series 2025-37A, Class A1 4.893% (CME Term SOFR 3 Month + 1.22%), 01/22/2039(c)(e)	U.S.$	5,700	$5,699,766
VERDE CLO Ltd. Series 2019-1A, Class ARR 4.783% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(c)(e)		2,111	2,111,845
Voya CLO Ltd. Series 2022-3A, Class A1R2 4.805% (CME Term SOFR 3 Month + 1.13%), 10/20/2036(c)(e)		5,389	5,375,037
Series 2024-7A, Class A1 4.985% (CME Term SOFR 3 Month + 1.31%), 01/20/2038(c)(e)		5,000	5,004,080

Total Collateralized Loan Obligations (cost $155,870,187)			155,815,173

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.9%
Non-Agency Floating Rate – 3.6%
Angel Oak Mortgage Trust Series 2026-2, Class A1 4.694%, 02/25/2071(c)		4,713	4,667,078
BINOM Mortgage Loan Trust Series 2026-NQM1, Class A1 5.06%, 02/25/2066(c)		1,638	1,636,554
BRAVO Residential Funding Trust Series 2026-NQM4, Class A1 5.183%, 03/25/2066(c)		2,807	2,808,893
CLIP Trust Series 2026-NQM1, Class A1 5.221%, 05/25/2071(c)		1,468	1,467,110
COLT Mortgage Loan Trust Series 2026-2, Class A1 4.832%, 03/25/2071(c)		1,775	1,766,106
Series 2026-3, Class A1 5.119%, 05/25/2071(c)		1,094	1,092,080
Cross Mortgage Trust Series 2025-H9, Class A1 5.036%, 11/25/2070(c)		3,306	3,297,141
Series 2025-H10, Class A1 4.968%, 01/25/2071(c)		1,402	1,396,292
Series 2026-NQM2, Class A1 4.833%, 03/25/2061(c)		4,177	4,147,779
Series 2026-NQM3, Class A1 5.125%, 03/25/2071(c)		2,346	2,341,673

ABFunds.com	AB Income Fund 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2026-NQM4, Class A1 5.485%, 04/25/2071(c)	U.S.$	3,357	$3,371,559
Series 2026-NQM5, Class A1 5.094%, 03/25/2071(c)		1,143	1,139,784
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.019% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(e)		319	69,988
GCAT Trust Series 2025-NQM7, Class A1 5.036%, 11/25/2070(c)		3,157	3,148,028
Series 2026-NQM1, Class A1 4.789%, 12/25/2070(c)		3,192	3,168,910
HOMES Trust Series 2025-NQM5, Class A1 5.027%, 09/25/2070(c)		3,086	3,074,686
Series 2026-NQM2, Class A1 5.488%, 01/25/2071(c)		1,869	1,877,057
Lehman XS Trust Series 2007-10H, Class 2AIO 3.221% (6.89% – CME Term SOFR 1 Month), 07/25/2037(e)(f)		130	16,527
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM9, Class A1 5.016%, 09/25/2070(c)		3,040	3,031,102
Series 2025-NQM10, Class A1 5.119%, 11/25/2070(c)		2,284	2,278,534
Series 2026-NEW1, Class A1 5.276%, 04/27/2071(c)		3,000	3,002,379
OBX Trust Series 2025-NQM21, Class A1 4.989%, 10/25/2065(c)		3,150	3,142,973
Series 2025-NQM23, Class A1 4.872%, 10/25/2065(c)		1,989	1,980,785
Series 2026-NQM2, Class A1 4.818%, 12/01/2065(c)		3,059	3,041,795
Series 2026-NQM3, Class A1 4.652%, 01/25/2066(c)		2,236	2,217,657
Series 2026-NQM4, Class A1 5.173%, 02/25/2066(c)		2,270	2,270,716
Series 2026-NQM5, Class A1 5.321%, 01/25/2066(c)		1,953	1,958,864
Series 2026-NQM6, Class A1 5.063%, 04/26/2066(c)		727	725,114
Santander Mortgage Asset Receivable Trust Series 2025-NQM6, Class A1 5.138%, 11/25/2065(c)		3,058	3,053,675

14 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SG Residential Mortgage Trust Series 2026-3, Class A1 5.188%, 04/25/2066(c)	U.S.$	3,669	$3,667,731
Verus Securitization Trust Series 2025-11, Class A1 4.914%, 11/25/2070(c)		3,266	3,256,392
Series 2025-12, Class A1 4.961%, 12/25/2070(c)		2,144	2,139,902
Series 2026-4, Class A1 4.998%, 04/25/2071(c)		3,267	3,255,202
Series 2026-R3, Class A1 5.19%, 02/27/2068(c)		1,879	1,875,970

			81,386,036

Non-Agency Fixed Rate – 1.5%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		759	365,318
Angel Oak Mortgage Trust Series 2025-13, Class A1 4.929%, 10/25/2070(c)		2,151	2,140,843
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		437	183,676
Series 2007-HY4, Class 1A1 4.590%, 09/25/2047		118	107,293
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.454%, 03/25/2037		64	55,513
COOPR Residential Mortgage Trust Series 2026-CES1, Class A1A 4.874%, 02/25/2061(c)		2,892	2,871,198
FIGRE Trust Series 2025-HE7, Class A 5.15%, 11/25/2055(c)		2,355	2,346,061
GS Mortgage-Backed Securities Trust Series 2026-CES2, Class A1A 5.227%, 06/25/2056(c)		2,356	2,349,889
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(c)		1,985	1,975,780
Series 2025-HE3, Class A1 4.990% (CME Term SOFR + 1.35%), 03/20/2056(c)(e)		2,412	2,419,541
RCKT Mortgage Trust Series 2025-CES11, Class A1A 4.966%, 11/25/2055(c)		3,174	3,158,899
Series 2025-CES12, Class A1A 5.027%, 11/25/2055(c)		2,409	2,401,719

ABFunds.com	AB Income Fund 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2026-CES2, Class A1A 4.762%, 02/25/2056(c)	U.S.$	3,106	$3,076,566
Series 2026-CES3, Class A1A 5.144%, 03/25/2056(c)		1,978	1,975,237
Series 2026-CES4, Class A1A 5.124%, 04/25/2056(c)		4,100	4,088,125
Towd Point Mortgage Trust Series 2026-CES2, Class A1A 4.72%, 02/25/2066(c)		842	831,364
Series 2026-FIX1, Class A1 4.98%, 12/25/2065(c)		3,245	3,228,116
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 5.994%, 12/28/2037		279	253,448

			33,828,586

Risk Share Floating Rate – 0.5%
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 7.145% (CME Term SOFR + 3.50%), 03/25/2042(c)(e)		2,657	2,714,183
Series 2023-R05, Class 1M1 5.545% (CME Term SOFR + 1.90%), 06/25/2043(c)(e)		2,105	2,117,084
Series 2023-R07, Class 2M1 5.595% (CME Term SOFR + 1.95%), 09/25/2043(c)(e)		879	880,782
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-HQA2, Class M1A 5.645% (CME Term SOFR + 2.00%), 06/25/2043(c)(e)		452	452,617
Series 2023-HQA3, Class A1 5.495% (CME Term SOFR + 1.85%), 11/25/2043(c)(e)		1,613	1,622,974
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C05, Class 2B 14.510% (CME Term SOFR + 10.86%), 01/25/2029(e)		2,697	2,749,313
Series 2016-C07, Class 2B 13.260% (CME Term SOFR + 9.61%), 05/25/2029(e)		1,176	1,223,182

			11,760,135

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICS Series 3119, Class PI 3.446% (7.09% – CME Term SOFR), 02/15/2036(e)(f)		500	49,546

16 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 3856, Class KS 2.796% (6.44% – CME Term SOFR), 05/15/2041(e)(f)	U.S.$	2,744	$267,052
Series 4248, Class SL 2.296% (5.94% – CME Term SOFR), 05/15/2041(e)(f)		280	17,850
Series 4372, Class JS 2.346% (5.99% – CME Term SOFR), 08/15/2044(e)(f)		1,842	182,819
Series 4570, Class ST 2.246% (5.89% – CME Term SOFR), 04/15/2046(e)(f)		839	87,123
Series 4735, Class SA 2.446% (6.09% – CME Term SOFR), 12/15/2047(e)(f)		4,060	433,222
Series 4763, Class SB 3.246% (6.89% – CME Term SOFR), 03/15/2048(e)(f)		6,230	920,049
Series 4774, Class BS 2.446% (6.09% – CME Term SOFR), 02/15/2048(e)(f)		2,903	321,474
Series 4774, Class SL 2.446% (6.09% – CME Term SOFR), 04/15/2048(e)(f)		3,987	418,624
Series 4927, Class SJ 2.290% (5.94% – CME Term SOFR), 11/25/2049(e)(f)		1,652	167,685
Federal National Mortgage Association REMICS Series 2013-4, Class ST 2.390% (6.04% – CME Term SOFR), 02/25/2043(e)(f)		1,245	121,228
Series 2014-88, Class BS 2.390% (6.04% – CME Term SOFR), 01/25/2045(e)(f)		1,039	102,957
Series 2015-90, Class SA 2.390% (6.04% – CME Term SOFR), 12/25/2045(e)(f)		8,893	880,921
Series 2016-69, Class DS 2.340% (5.99% – CME Term SOFR), 10/25/2046(e)(f)		9,665	595,379
Series 2017-49, Class SP 2.390% (6.04% – CME Term SOFR), 07/25/2047(e)(f)		1,168	126,511
Series 2018-32, Class SB 2.440% (6.09% – CME Term SOFR), 05/25/2048(e)(f)		2,212	234,652
Series 2018-45, Class SL 2.440% (6.09% – CME Term SOFR), 06/25/2048(e)(f)		1,636	183,591

ABFunds.com	AB Income Fund 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2018-57, Class SL 2.440% (6.09% – CME Term SOFR), 08/25/2048(e)(f)	U.S.$	4,368	$485,030
Series 2018-58, Class SA 2.440% (6.09% – CME Term SOFR), 08/25/2048(e)(f)		2,181	238,256
Series 2018-59, Class HS 2.440% (6.09% – CME Term SOFR), 08/25/2048(e)(f)		5,087	555,393
Series 2019-25, Class SA 2.290% (5.94% – CME Term SOFR), 06/25/2049(e)(f)		2,009	209,094
Series 2019-60, Class SJ 2.290% (5.94% – CME Term SOFR), 10/25/2049(e)(f)		1,914	198,256

			6,796,712

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICS Series 2016-26, Class IO 5.00%, 05/25/2046(g)		191	24,871

Total Collateralized Mortgage Obligations (cost $134,719,788)			133,796,340

CORPORATES - NON-INVESTMENT GRADE – 4.4%
Industrial – 3.4%
Basic – 0.1%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(c)		650	631,585
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(c)(h)		494	22,111
Celanese US Holdings LLC 7.00%, 02/15/2031		323	336,020
7.165%, 07/15/2027(i)		613	629,183
Element Solutions, Inc. 3.875%, 09/01/2028(c)		653	636,636
Graphic Packaging International LLC 4.75%, 07/15/2027(c)		32	31,761
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(j)(k)(l)(m)(n)		1,407	– 0	–
Methanex Corp. 5.125%, 10/15/2027		639	638,585
Olin Corp. 5.00%, 02/01/2030		653	632,868
5.625%, 08/01/2029		920	913,542
6.625%, 04/01/2033(c)		226	224,077

			4,696,368

18 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital Goods – 0.3%
Avient Corp. 7.125%, 08/01/2030(c)	U.S.$	628	$639,857
Bombardier, Inc. 6.75%, 06/15/2033(c)		1,147	1,197,261
Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(c)		628	626,361
Esab Corp. 5.625%, 04/01/2031(c)		206	207,798
6.25%, 04/15/2029(c)		619	627,697
Goat Holdco LLC 6.75%, 02/01/2032(c)		642	657,877
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(c)		66	65,181
Moog, Inc. 5.50%, 10/15/2034(c)		103	103,277
TransDigm, Inc. 6.125%, 07/31/2034(c)		4,784	4,789,884
WESCO Distribution, Inc. 5.25%, 04/15/2031(c)		260	260,060

			9,175,253

Communications - Media – 0.5%
Banijay Entertainment SAS 7.00%, 05/01/2029(c)	EUR	1,730	2,089,519
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(c)	U.S.$	1,103	1,103,254
10.00%, 02/15/2031(c)		287	298,569
Discovery Global Holdings, Inc. 5.05%, 03/15/2042		1,751	1,256,728
5.141%, 03/15/2052		430	283,839
Paramount Global 6.375%, 03/30/2062		1,669	1,294,510
Sinclair Television Group, Inc. 8.125%, 02/15/2033(c)		173	179,121
Sirius XM Radio LLC 4.00%, 07/15/2028(c)		356	345,829
5.50%, 07/01/2029(c)		639	634,252
Versant Media Group, Inc. 7.25%, 01/30/2031(c)		950	986,290

			8,471,911

Communications - Telecommunications – 0.0%
Altice France SA 6.50%, 04/15/2032(c)		97	95,593

ABFunds.com	AB Income Fund 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.875%, 10/15/2030(c)	U.S.$	97	$95,363
6.875%, 07/15/2032(c)		89	87,568
Core Scientific Finance I LLC 7.75%, 05/15/2031(c)		256	255,391
Edged Compute LLC 7.50%, 04/30/2031(c)		204	200,038
Fibercop SpA 6.00%, 09/30/2034(c)		664	640,123
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(c)		200	172,552

			1,546,628

Consumer Cyclical - Automotive – 0.0%
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(c)		401	321,462
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(j)(k)(l)(n)(o)		2,273	– 0	–
Exide Technologies (First Lien) 11.00%, 10/31/2024(j)(k)(l)(n)(o)		933	– 0	–
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(c)		82	85,567
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		266	242,113
5.25%, 07/15/2031		69	62,758
6.625%, 07/15/2030		244	241,431
IHO Verwaltungs GmbH 8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(c)(h)	EUR	506	607,309
Nissan Motor Acceptance Co. LLC 6.125%, 09/30/2030(c)	U.S.$	424	417,687
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(c)		401	374,891

			2,353,218

Consumer Cyclical - Entertainment – 0.2%
NCL Corp., Ltd. 5.875%, 01/15/2031(c)		734	713,925
Viking Cruises Ltd. 5.875%, 10/15/2033(c)		1,710	1,713,540

			2,427,465

Consumer Cyclical - Other – 0.6%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(c)		619	637,329
Builders FirstSource, Inc. 6.75%, 05/15/2035(c)		2,609	2,635,090
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(c)		2,514	2,549,422
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 06/01/2029(c)		1,690	1,635,447

20 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Installed Building Products, Inc. 5.625%, 02/01/2034(c)	U.S.$	130	$129,350
Marriott Ownership Resorts, Inc. 6.50%, 10/01/2033(c)		944	907,854
Standard Building Solutions, Inc. 5.875%, 03/15/2034(c)		2,154	2,099,030
6.25%, 08/01/2033(c)		1,804	1,803,892
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(c)		654	643,248

			13,040,662

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 4.375%, 01/15/2028(c)		159	157,074

Consumer Cyclical - Retailers – 0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(c)		1,489	1,536,171
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(c)		248	235,655
8.75%, 01/15/2032(c)		255	231,122
Kontoor Brands, Inc. 4.125%, 11/15/2029(c)		9	8,573
Park River Holdings, Inc. 8.00%, 03/15/2031(c)		63	63,392
QXO Building Products, Inc. 6.75%, 04/30/2032(c)		651	664,105

			2,739,018

Consumer Non-Cyclical – 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.50%, 03/31/2031(c)		935	930,334
Amneal Pharmaceuticals LLC 6.875%, 08/01/2032(c)		535	555,977
BioMarin Pharmaceutical, Inc. 5.50%, 02/15/2034(c)		297	294,951
CHS/Community Health Systems, Inc. 5.25%, 05/15/2030(c)		261	246,457
10.875%, 01/15/2032(c)		232	249,103
CVS Health Corp. 7.00%, 03/10/2055		3,261	3,383,516
Genmab A/S/Genmab Finance LLC 6.25%, 12/15/2032(c)		1,333	1,366,951
7.25%, 12/15/2033(c)		465	484,762
Gruppo San Donato SpA 6.50%, 10/31/2031(c)	EUR	526	616,130
LifePoint Health, Inc. 7.00%, 05/01/2034(c)	U.S.$	65	63,415

ABFunds.com	AB Income Fund 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mehilainen Yhtiot Oy 5.125%, 06/30/2032(c)	EUR	721	$848,097
MPH Acquisition Holdings LLC 6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(c)(h)(i)	U.S.$	2,258	1,525,002
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(c)(h)(i)		157	147,570
5.75%, 12/31/2030(c)		180	148,977
Neogen Food Safety Corp. 8.625%, 07/20/2030(c)		1,594	1,677,223
Opal Bidco SAS 5.50%, 03/31/2032(c)	EUR	532	630,707
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(c)	U.S.$	256	254,377
Perrigo Finance Unlimited Co. 5.15%, 06/15/2030(i)		262	248,400
Select Medical Corp. 6.25%, 12/01/2032(c)		513	497,595
Whirlpool Corp. 6.50%, 06/15/2033		306	293,038

			14,462,582

Energy – 0.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(c)		619	640,436
7.25%, 07/15/2032(c)		269	281,239
Buckeye Partners LP 6.875%, 07/01/2029(c)		45	46,470
CNX Resources Corp. 7.375%, 01/15/2031(c)		619	637,725
Howard Midstream Energy Partners LLC 6.625%, 01/15/2034(c)		390	396,396
NFE Financing LLC 12.00%, 11/15/2029(j)(k)(p)		6,558	2,973,592
Sunoco LP 5.375%, 07/15/2031(c)		67	66,712
5.625%, 03/15/2031(c)		452	453,478
7.875%, 09/18/2030(c)(d)		1,438	1,489,969
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029(c)		649	640,660
Venture Global LNG, Inc. 8.125%, 06/01/2028(c)		1,342	1,372,759
9.5%, 02/01/2029(c)		786	857,919
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(c)		389	401,133
Weatherford International Ltd. 6.75%, 10/15/2033(c)		905	938,431

			11,196,919

22 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Industrial – 0.0%
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/2029(c)	U.S.$	278	$265,309
Resideo Funding, Inc. 6.50%, 07/15/2032(c)		669	675,396
Velocity Vehicle Group LLC 8.00%, 06/01/2029(c)		457	448,710

			1,389,415

Services – 0.2%
Allied Universal Holdco LLC 7.875%, 02/15/2031(c)		1,322	1,387,505
Belron UK Finance PLC 4.625%, 10/15/2029(c)	EUR	368	438,429
5.75%, 10/15/2029(c)	U.S.$	624	630,240
Garda World Security Corp. 6.50%, 01/15/2031(c)		657	671,224
Monitronics International, Inc. 9.125%, 04/01/2020(j)(l)(n)(o)		1,835	– 0	–
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(c)		498	493,075
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(c)	EUR	866	973,510

			4,593,983

Technology – 0.0%
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(c)	U.S.$	596	626,861
Ellucian Holdings, Inc. 6.50%, 12/01/2029(c)		637	627,241
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(c)		619	626,657
Gen Digital, Inc. 7.125%, 09/30/2030(c)		609	618,050
Meridian Arc Holdco LLC 6.25%, 04/30/2031(c)		496	496,054
OAK-Eagle Acquireco, Inc. 6.25%, 07/01/2033(c)	EUR	434	524,023
7.25%, 07/01/2033(c)	U.S.$	121	124,521
8.75%, 07/01/2034(c)		383	397,971

			4,041,378

Transportation - Services – 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.25%, 01/15/2030(c)		603	618,883
Loxam SAS 4.50%, 02/15/2027(c)	EUR	2,338	2,741,853

			3,360,736

			83,652,610

ABFunds.com	AB Income Fund 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.8%
Banking – 0.1%
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(c)	U.S.$	1,144	$1,169,019

Finance – 0.3%
Curo SPV LLC 13.00%, 08/21/2027(l)(n)		1,263	1,206,553
Enova International, Inc. 11.25%, 12/15/2028(c)		3,510	3,708,069
goeasy Ltd. 7.625%, 07/01/2029(c)		589	527,520
Navient Corp. 5.50%, 03/15/2029		257	247,003
9.375%, 07/25/2030		336	348,469
Rfna LP 7.875%, 02/15/2030(c)		397	393,086

			6,430,700

Financial Services – 0.2%
Asurion LLC/Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(c)		1,202	1,256,366
Encore Capital Group, Inc. 6.625%, 04/15/2031(c)		722	733,992
NFE Brazil Financing Ltd. 1.00%, 08/30/2029(h)(l)(n)		543	534,228

			2,524,586

Insurance – 0.2%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/2030(c)		893	906,788
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(c)		588	595,121
7.00%, 01/15/2031(c)		24	24,461
AmWINS Group, Inc. 6.375%, 02/15/2029(c)		126	127,537
Ardonagh Finco Ltd. 6.875%, 02/15/2031(c)	EUR	1,099	1,290,408
7.75%, 02/15/2031(c)	U.S.$	461	470,169
Panther Escrow Issuer LLC 7.125%, 06/01/2031(c)		207	208,020

			3,622,504

			13,746,809

Utility – 0.2%
Electric – 0.2%
NRG Energy, Inc. 5.75%, 07/15/2029(c)		924	923,325

24 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.875%, 05/15/2034(c)	U.S.$	70	$69,747
6.00%, 01/15/2036(c)		1,152	1,144,051

			2,137,123

Total Corporates - Non-Investment Grade (cost $103,967,975)			99,536,542

ASSET-BACKED SECURITIES – 4.1%
Other ABS - Fixed Rate – 2.9%
Avant Loans Funding Trust Series 2024-REV1, Class A 5.92%, 10/15/2033(c)		5,275	5,278,054
Castlelake Aircraft Structured Trust Series 2025-2A, Class A 5.465%, 08/15/2050(c)		3,792	3,789,676
Series 2025-3A, Class A 5.087%, 11/15/2050(c)		4,457	4,396,148
Cherry Securitization Trust Series 2024-1A, Class A 5.70%, 04/15/2032(c)		7,550	7,578,192
Series 2025-1A, Class A 6.13%, 11/15/2032(c)		3,400	3,435,038
Navigator Aviation Ltd. Series 2025-1, Class A 5.107%, 10/15/2050(c)		4,002	3,916,687
Pagaya Point of Sale Holdings Grantor Trust Series 2025-2, Class A 5.065%, 07/20/2033(c)		4,700	4,699,694
PK ALIFT Loan Funding 7 LP Series 2025-2, Class A 4.75%, 03/15/2043(c)		3,266	3,230,435
Republic Finance Issuance Trust Series 2024-A, Class A 5.91%, 08/20/2032(c)		5,840	5,864,327
Series 2024-B, Class A 5.42%, 11/20/2037(c)		3,800	3,842,841
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV 0.00%, 11/20/2035(k)(l)(n)		3,708	3,820,049
Series 2026-1A, Class INV 0.01%, 03/20/2036(k)(l)(n)		6,945	7,267,553
Sotheby’s Artfi Master Trust Series 2026-1A, Class A1 4.80%, 06/20/2033(c)		5,493	5,478,409
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(c)		2,924	2,930,512

			65,527,615

ABFunds.com	AB Income Fund 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Credit Cards - Fixed Rate – 0.5%
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A 5.78%, 12/15/2032(c)	U.S.$	5,050	$5,082,632
Mission Lane Credit Card Master Trust Series 2025-A, Class A 5.80%, 05/15/2030(c)		2,270	2,281,156
Series 2026-A, Class A 4.95%, 07/15/2032(c)		3,440	3,438,925

			10,802,713

Autos - Fixed Rate – 0.4%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(c)		307	307,435
Series 2025-3A, Class A 5.01%, 01/22/2030(c)		2,864	2,860,689
Hertz Vehicle Financing III LLC Series 2024-1A, Class A 5.44%, 01/25/2029(c)		3,486	3,529,877
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(c)		1,008	1,017,251
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028(j)(k)(l)(n)(p)		2,185	1,900,834

			9,616,086

Other ABS - Floating Rate – 0.3%
Gracie Point International Funding LLC Series 2025-1A, Class A 5.154% (CME Term SOFR + 1.50%), 08/15/2028(c)(e)		5,500	5,505,408
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.310%, 09/15/2031(k)(l)(n)		2,066	2,067,765

			7,573,173

Total Asset-Backed Securities (cost $93,745,278)			93,519,587

AGENCIES – 1.3%
Agency Debentures – 1.3%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	9,385,383
Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032(q)		10,400	11,562,096
6.75%, 03/15/2031		4,000	4,471,080
Series GDIF 6.75%, 09/15/2029		4,606	5,005,478

Total Agencies (cost $32,657,864)			30,424,037

26 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 1.1%
Industrial – 1.1%
Basic – 0.7%
Braskem Idesa SAPI 6.99%, 02/20/2032(j)(k)(p)	U.S.$	912	$636,403
7.45%, 11/15/2029(j)(k)(p)		3,551	2,489,251
Braskem Netherlands Finance BV 4.50%, 01/10/2028(c)		8,585	5,335,578
CSN Inova Ventures 6.75%, 01/28/2028(c)		1,086	922,883
Nickel Industries Ltd. 9.00%, 09/30/2030(c)		709	734,786
Sasol Financing USA LLC 8.75%, 05/03/2029(c)		1,336	1,406,380
Stillwater Mining Co. 4.00%, 11/16/2026(c)		4,290	4,263,874

			15,789,155

Capital Goods – 0.0%
Ambipar Lux SARL 10.875%, 02/05/2033(c)(j)(p)		2,817	402,070

Communications - Telecommunications – 0.0%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(k)(l)(n)		89	889

Consumer Cyclical - Other – 0.1%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(c)		918	897,831
6.50%, 09/24/2033(c)		714	707,253
Studio City Co., Ltd. 7.00%, 02/15/2027(c)		336	335,832
Wynn Macau Ltd. 6.75%, 02/15/2034(c)		858	859,073

			2,799,989

Consumer Non-Cyclical – 0.1%
Biocon Biologics Global PLC 6.67%, 10/09/2029(c)		1,407	1,414,738

Energy – 0.2%
Raizen Fuels Finance SA 5.70%, 01/17/2035(j)(k)(p)		993	543,668
6.25%, 07/08/2032(j)(k)(p)		2,296	1,257,060
6.45%, 03/05/2034(j)(k)(p)		1,554	848,872
6.70%, 02/25/2037(j)(k)(p)		3,175	1,726,406

			4,376,006

			24,782,847

ABFunds.com	AB Income Fund 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.0%
Electric – 0.0%
India Clean Energy Holdings 4.50%, 04/18/2027(c)	U.S.$	911	$895,371

Financial Institutions – 0.0%
Finance – 0.0%
Sammaan Capital Ltd. 7.50%, 10/16/2030(c)		673	670,476

Total Emerging Markets - Corporate Bonds (cost $34,682,118)			26,348,694

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Non-Agency Fixed Rate CMBS – 0.4%
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10, Class C 4.996%, 07/15/2049		372	359,397
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.466%, 05/15/2052(g)		9,984	311,998
CD Mortgage Trust Series 2017-CD3, Class XA 1.101%, 02/10/2050(g)		11,996	54,881
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.044%, 05/10/2058(g)		861	18
CSAIL Commercial Mortgage Trust Series 2019-C15, Class B 4.476%, 03/15/2052		960	905,942
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.389%, 08/10/2044(c)		284	276,918
Series 2011-GC5, Class D 5.389%, 08/10/2044(c)		4,025	3,159,996
Series 2016-GS3, Class XA 1.224%, 10/10/2049(g)		24,716	7,823
Series 2019-GC39, Class XA 1.221%, 05/10/2052(g)		11,648	318,201
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class G 3.691%, 12/15/2047(c)		831	487,800
Series 2016-JP2, Class XA 1.673%, 08/15/2049(g)		4,956	200

28 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LCCM Series 2017-LC26, Class XA 1.666%, 07/12/2050(c)(g)	U.S.$	29,827	$278,390
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class D 3.917%, 05/15/2046(c)		680	618,895
Series 2015-C22, Class XA 0.652%, 04/15/2048(g)		1,671	22
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.607%, 06/15/2050(g)		5,570	44,756
Series 2019-C16, Class XA 1.684%, 04/15/2052(g)		13,332	443,829
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class B 3.649%, 03/10/2046(c)		1,033	991,507
Series 2013-C5, Class C 3.844%, 03/10/2046(c)		782	724,585
Wells Fargo Commercial Mortgage Trust Series 2016-C36, Class XA 1.254%, 11/15/2059(g)		35,744	58,481
Series 2016-LC24, Class XA 1.684%, 10/15/2049(g)		17,126	23,942
Series 2016-LC25, Class XA 0.921%, 12/15/2059(g)		14,129	24,627

			9,092,208

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.150%, 11/16/2045(g)		30	– 0	–

Total Commercial Mortgage-Backed Securities (cost $10,473,469)			9,092,208

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
Texas Department of Transportation State Highway Fund (Texas Dept. of Transportation State Highway Fund) Series 2010-B 5.178%, 04/01/2030		2,560	2,596,895
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(k)		6,915	6,316,741

Total Local Governments - US Municipal Bonds (cost $9,475,000)			8,913,636

ABFunds.com	AB Income Fund 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.3%
Dominican Republic – 0.2%
Dominican Republic International Bond 4.50%, 01/30/2030(c)	U.S.$	5,298	$5,107,272
8.625%, 04/20/2027(c)		275	282,632

			5,389,904

Senegal – 0.1%
Senegal Government International Bond 4.75%, 03/13/2028(c)	EUR	977	750,689
6.25%, 05/23/2033(c)	U.S.$	1,185	664,785
Series 7Y 7.75%, 06/10/2031(c)		1,340	804,100

			2,219,574

Total Emerging Markets - Sovereigns (cost $8,848,999)			7,609,478

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Romania – 0.2%
Romanian Government International Bond 5.75%, 03/24/2035(c) (cost $4,805,262)		4,836	4,647,396

		Shares
PREFERRED STOCKS – 0.2%
Industrials – 0.2%
Auto Components – 0.2%
Energy Technology 0.00%(j)(k)(l)(n) (cost $2,325,936)		3,093	3,943,575

Technology – 0.0%
Veritas US, Inc. 0.00%(j)(k)(l)(n) (cost $20,921)		1,336	25,718

Total Preferred Stocks (cost $2,346,857)			3,969,293

		Principal Amount (000)
BANK LOANS – 0.2%
Financial Institutions – 0.1%
Financial Services – 0.1%
Colossus Acquireco LLC 5.380% (SOFR 4 + 1.75%), 07/30/2032(r)	U.S.$	1,881	1,880,155

30 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Industrial – 0.1%
Technology – 0.1%
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(j)(l)(n)(p)(r)	U.S.$	4,133	$351,326
Peraton Corp. 7.513% (CME Term SOFR 3 Month + 3.75%), 02/01/2028(r)		1,543	1,315,718

			1,667,044

Total Bank Loans (cost $7,523,996)			3,547,199

		Shares
COMMON STOCKS – 0.1%
Financial Institutions – 0.1%
Financial Services – 0.1%
Curo Group Holdings LLC(j)		135,587	1,355,870

Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Altice France SA/LuxCo3(j)(l)(n)		19,875	405,878
Paysafe Ltd.(j)		8,409	76,017

			481,895

Industrials – 0.0%
Electrical Equipment – 0.0%
Energy Technology(j)(l)(n)		497	242,536

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(j)(l)		106,620	73,760

Industrial – 0.0%
Transportation Infrastructure – 0.0%
Spirit Airlines LLC(j)		51,999	72,798

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(j)(l)(n)(o)		71,086	– 0	–

Consumer Discretionary – 0.0%
Diversified Consumer Services – 0.0%
AG Tracker(j)(l)(n)		45,030	– 0	–

Total Common Stocks (cost $4,127,705)			2,226,859

ABFunds.com	AB Income Fund 31

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(s)(t)(u) (cost $6,663,938)	6,663,938	$6,663,938

Total Investments – 121.9% (cost $2,812,057,508)		2,781,579,674
Other assets less liabilities – (21.9%)		(500,397,842)

Net Assets – 100.0%		$2,281,181,832

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro-BTP Futures	566	June 2026	$77,694,858	$(1,392,560)
Euro-OAT Futures	521	June 2026	72,930,204	(1,246,760)
Long Gilt Futures	419	June 2026	49,369,646	(2,872,973)
U.S. 10 Yr Ultra Futures	1	June 2026	112,859	436
U.S. Long Bond (CBT) Futures	365	June 2026	41,187,969	(849,559)
U.S. T-Note 2 Yr (CBT) Futures	55	June 2026	11,391,875	(63)
U.S. T-Note 5 Yr (CBT) Futures	1,614	June 2026	174,047,204	(182,729)
U.S. T-Note 10 Yr (CBT) Futures	22	June 2026	2,433,063	(9,344)
U.S. Ultra Bond (CBT) Futures	1	June 2026	115,031	(1,252)

Sold Contracts
Australian 10 Yr Bond Futures	811	June 2026	62,511,907	901,758
Canadian 10 Yr Bond Futures	730	June 2026	64,022,454	1,722,255
Euro-Bund Futures	393	June 2026	57,821,589	1,322,403
Japan 10 Yr Bond (OSE) Futures	78	June 2026	64,400,881	669,654
U.S. 10 Yr Ultra Futures	572	June 2026	64,555,563	1,730,981
U.S. Long Bond (CBT) Futures	3	June 2026	338,531	14,589
U.S. T-Note 10 Yr (CBT) Futures	332	June 2026	36,717,125	132,162
U.S. Ultra Bond (CBT) Futures	45	June 2026	5,176,406	79,335

				$18,333

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	CAD	2,911	USD	2,128	07/09/2026	$(21,346)
Morgan Stanley Bank NA	EUR	21,862	USD	25,848	06/18/2026	138,531
Morgan Stanley Bank NA	USD	2,563	EUR	2,168	06/18/2026	(13,736)
Societe Generale	USD	1,529	EUR	1,300	06/18/2026	(82)
Standard Chartered Bank	USD	1,063	EUR	900	06/18/2026	(4,491)

						$98,876

32 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 45, 5 Year Index, 06/20/2031*	(1.00)%	Quarterly	0.77%	USD	69,840	$(803,760)	$(432,093)	$(371,667)

Sale Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	5.00	Quarterly	3.31	USD	142,261	10,963,735	6,932,908	4,030,827
CDX-NAIG Series 46, 5 Year Index, 06/20/2031*	1.00	Quarterly	0.55	USD	71,020	1,575,616	1,174,276	401,340

						$11,735,591	$7,675,091	$4,060,500

*	Termination date.

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
NZD	50,590	02/04/2031	3 Month BKBM	3.785%	Quarterly/ Semi-Annual	$(188,919)	$	– 0	–	$(188,919)
NZD	46,430	07/04/2035	3 Month BKBM	4.045%	Quarterly/ Semi-Annual	(301,522)		– 0	–	(301,522)
NZD	23,390	10/06/2035	3 Month BKBM	3.710%	Quarterly/ Semi-Annual	(683,475)		– 0	–	(683,475)
NZD	28,070	04/08/2036	3 Month BKBM	4.265%	Quarterly/ Semi-Annual	(135,817)		– 0	–	(135,817)

						$(1,309,733)	$	– 0	–	$(1,309,733)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
GSVLSUT3	FedFundEffective minus 1.35%	Maturity	USD	3,023	03/25/2027	$373,958
UBS AG
UBCSFV51	0.00%	Maturity	USD	707	03/18/2027	43,229
UBCSTY51	0.00%	Maturity	USD	859	02/24/2027	33,838
UBCSTY51	0.00%	Maturity	USD	1,281	03/10/2027	86,524

						$537,549

ABFunds.com	AB Income Fund 33

PORTFOLIO OF INVESTMENTS (continued)

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity		U.S. $ Value at April 30, 2026
HSBC Securities (USA), Inc.†	USD	11,908	3.35%	– 0	–	$11,974,486

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on April 30, 2026.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Agencies	$11,974,486	$	– 0	–	$	– 0	–	$	– 0	–	$11,974,486

*	Principal amount less than 500.

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2026, the aggregate market value of these securities amounted to $644,925,664 or 28.3% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2026.

(f)	Inverse interest only security.

(g)	IO – Interest Only.

(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2026.

(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2026.

(j)	Non-income producing security.

(k)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.58% of net assets as of April 30, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Braskem Idesa SAPI 6.99%, 02/20/2032	10/14/2021	$911,624		$636,403		0.03%
Braskem Idesa SAPI 7.45%, 11/15/2029	01/28/2021 - 01/29/2024	3,263,594		2,489,251		0.11%
Digicel Group Holdings Ltd.
Zero Coupon, 12/31/2030	11/16/2023	16,639		889		0.00%
Energy Technology	10/26/2020	2,325,936		3,943,575		0.18%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/26/2020	– 0	–	– 0	–	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019 - 12/01/2019	692,006		– 0	–	0.00%

34 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	02/19/2015	$861,788	$	– 0	–	0.00%
NFE Financing LLC 12.00%, 11/15/2029	12/05/2024	6,266,612		2,973,592		0.13%
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.310%, 09/15/2031	04/24/2024	2,066,473		2,067,765		0.09%
Raizen Fuels Finance SA 5.70%, 01/17/2035	05/14/2025 - 05/22/2025	905,347		543,668		0.02%
Raizen Fuels Finance SA 6.25%, 07/08/2032	10/08/2025 - 12/17/2025	2,116,582		1,257,060		0.05%
Raizen Fuels Finance SA 6.45%, 03/05/2034	02/28/2024	1,550,463		848,872		0.04%
Raizen Fuels Finance SA 6.70%, 02/25/2037	02/20/2025 - 02/21/2025	3,165,024		1,726,406		0.08%
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV 0.00%, 11/20/2035	12/02/2025 - 01/20/2026	3,854,595		3,820,049		0.17%
Short Term Consumer Receivables Issuer Trust Series 2026-1A, Class INV 0.01%, 03/20/2036	02/25/2026	7,268,339		7,267,553		0.32%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028	09/18/2025	2,045,977		1,900,834		0.08%
Veritas US, Inc.	12/09/2024	20,921		25,718		0.00%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	6,915,000		6,316,741		0.28%

(l)	Fair valued by the Adviser.

(m)	Defaulted matured security.

(n)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(o)	Escrow shares.

(p)	Defaulted.

(q)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(r)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at April 30, 2026.

(s)	The rate shown represents the 7-day yield as of period end.

(t)	Affiliated investments.

(u)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

ABFunds.com	AB Income Fund 35

PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

NZD – New Zealand Dollar

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

PRIME – U.S. Federal Reserve Bank Prime Loan Rate

FedFundEffective – Federal Funds Effective Rate

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

See notes to financial statements.

36 AB Income Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

April 30, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,805,393,570)	$2,774,915,736
Affiliated issuers (cost $6,663,938)	6,663,938
Cash	2,155,916
Cash collateral due from broker	3,448,840
Foreign currencies, at value (cost $1,303,446)	1,382,057
Interest receivable	20,724,910
Receivable for investment securities sold	3,055,547
Receivable for capital stock sold	1,918,600
Receivable for variation margin on futures	1,219,663
Unrealized appreciation on total return swaps	537,549
Receivable for variation margin on centrally cleared swaps	290,170
Unrealized appreciation on forward currency exchange contracts	138,531
Receivable due from Adviser	92,450
Affiliated dividends receivable	45,755

Total assets	2,816,589,662

Liabilities
Payable for investment securities purchased	517,619,380
Payable for reverse repurchase agreements	11,974,486
Payable for capital stock redeemed	3,175,017
Dividends payable	902,249
Advisory fee payable	843,224
Foreign capital gains tax payable	333,120
Administrative fee payable	81,397
Distribution fee payable	58,168
Unrealized depreciation on forward currency exchange contracts	39,655
Transfer Agent fee payable	35,335
Directors’ fees payable	2,441
Accrued expenses and other liabilities	343,358

Total liabilities	535,407,830

Net Assets	$2,281,181,832

Composition of Net Assets
Capital stock, at par	$356,424
Additional paid-in capital	3,060,188,615
Accumulated loss	(779,363,207)

Net Assets	$2,281,181,832

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$112,431,940	17,588,750	$6.39	*

C	$42,286,879	6,606,648	$6.40

Advisor	$2,097,575,473	327,716,652	$6.40

Z	$28,887,540	4,511,509	$6.40

*	The maximum offering price per share for Class A shares was $6.67 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Income Fund 37

STATEMENT OF OPERATIONS

Year Ended April 30, 2026 (unaudited)

Investment Income
Interest	$57,266,785
Dividends—Affiliated issuers	242,483
Other income	1,680	$57,510,948

Expenses
Advisory fee (see Note B)	5,097,279
Distribution fee—Class A	136,725
Distribution fee—Class C	239,703
Transfer agency—Class A	38,297
Transfer agency—Class C	16,669
Transfer agency—Advisor Class	726,450
Transfer agency—Class Z	3,059
Custody and accounting	111,939
Printing	83,607
Audit and tax	70,353
Administrative	47,893
Registration fees	46,410
Legal	32,878
Directors’ fees	18,457
Miscellaneous	39,918

Total expenses before interest expense/bank overdraft	6,709,637
Interest expense/bank overdraft	241,133

Total expenses	6,950,770
Less: expenses waived and reimbursed by the Adviser (see Note B)	(457,504)

Net expenses		6,493,266

Net investment income		51,017,682

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		(487,814)
Forward currency exchange contracts		593,827
Futures		(2,528,775)
Swaps		803,366
Foreign currency transactions		(7,758)
Net change in unrealized appreciation (depreciation) of:
Investments(b)		(31,751,210)
Forward currency exchange contracts		(1,340,225)
Futures		2,012,812
Swaps		1,858,062
Foreign currency denominated assets and liabilities		73,185

Net loss on investment and foreign currency transactions		(30,774,530)

Net Increase in Net Assets from Operations		$20,243,152

(a)	Net of foreign realized capital gains taxes of $33,951.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $37,848.

See notes to financial statements.

38 AB Income Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (unaudited)		Year Ended October 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$51,017,682		$114,811,425
Net realized loss on investment and foreign currency transactions	(1,627,154)		(7,849,620)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(29,147,376)		41,462,546

Net increase in net assets from operations	20,243,152		148,424,351
Distributions to Shareholders
Class A	(2,492,757)		(4,972,938)
Class C	(906,722)		(2,473,413)
Advisor Class	(49,891,452)		(99,546,955)
Class Z	(681,187)		(820,239)
Return of Capital
Class A	– 0	–	(529,351)
Class C	– 0	–	(263,286)
Advisor Class	– 0	–	(10,596,412)
Class Z	– 0	–	(87,311)
Capital Stock Transactions
Net increase (decrease)	26,116,867		(254,033,018)

Total decrease	(7,612,099)		(224,898,572)
Net Assets
Beginning of period	2,288,793,931		2,513,692,503

End of period	$2,281,181,832		$2,288,793,931

See notes to financial statements.

ABFunds.com	AB Income Fund 39

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (unaaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of six portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Income Fund (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class Z shares. Class B, Class R, Class K, Class I, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

40 AB Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically recorded at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the

ABFunds.com	AB Income Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar

42 AB Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

ABFunds.com	AB Income Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$1,163,893,026		$	– 0	–	$1,163,893,026
Mortgage Pass-Throughs		– 0	–	627,092,522			– 0	–	627,092,522
Corporates – Investment Grade		– 0	–	404,483,746			– 0	–	404,483,746
Collateralized Loan Obligations		– 0	–	155,815,173			– 0	–	155,815,173
Collateralized Mortgage Obligations		– 0	–	133,796,340			– 0	–	133,796,340
Corporates – Non-Investment Grade		– 0	–	97,795,761			1,740,781	(a)	99,536,542
Asset-Backed Securities		– 0	–	78,463,386			15,056,201		93,519,587
Agencies		– 0	–	30,424,037			– 0	–	30,424,037
Emerging Markets – Corporate Bonds		– 0	–	26,347,805			889		26,348,694
Commercial Mortgage-Backed Securities		– 0	–	9,092,208			– 0	–	9,092,208
Local Governments – US Municipal Bonds		– 0	–	8,913,636			– 0	–	8,913,636
Emerging Markets – Sovereigns		– 0	–	7,609,478			– 0	–	7,609,478
Governments – Sovereign Bonds		– 0	–	4,647,396			– 0	–	4,647,396
Preferred Stocks		– 0	–	– 0	–		3,969,293		3,969,293
Bank Loans		– 0	–	3,195,873			351,326		3,547,199
Common Stocks		222,575		1,355,870			648,414	(a)	2,226,859
Short-Term Investments		6,663,938		– 0	–		– 0	–	6,663,938

Total Investments in Securities		6,886,513		2,752,926,257			21,766,904	(a)	2,781,579,674
Other Financial Instruments(b):
Assets:
Futures		6,573,573		– 0	–		– 0	–	6,573,573	(c)
Forward Currency Exchange Contracts		– 0	–	138,531			– 0	–	138,531
Centrally Cleared Credit Default Swaps		– 0	–	12,539,351			– 0	–	12,539,351	(c)
Total Return Swaps		– 0	–	537,549			– 0	–	537,549
Liabilities:							– 0	–
Futures		(6,555,240)		– 0	–		– 0	–	(6,555,240	)(c)
Forward Currency Exchange Contracts		– 0	–	(39,655)			– 0	–	(39,655)
Centrally Cleared Credit Default Swaps		– 0	–	(803,760)			– 0	–	(803,760	)(c)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,309,733)			– 0	–	(1,309,733	)(c)

Total		$6,904,846		$2,763,988,540			$21,766,904	(a)	$2,792,660,290

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

44 AB Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received

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NOTES TO FINANCIAL STATEMENTS (continued)

from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to the fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion of the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund’s average daily net assets, .40% of the excess over $2.5 billion up to $5 billion and .35% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to .77%, 1.52%, .52%, and .52% of daily average net assets for Class A, Class C, Advisor Class, and Class Z shares, respectively. For the six months ended April 30, 2026, such reimbursement/waivers amounted to $443,962. The Expense Caps may not be terminated by the Adviser before January 31, 2027.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2026, the reimbursement for such services amounted to $47,893.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $171,123 for the six months ended April 30, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,405 from the sale of Class A shares and received $1 and $2,185 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2026.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2026, such amounted to $13,542.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2026 is as follows:

Portfolio	Market Value 10/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$6,176	$338,776	$338,288	$6,664	$242

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,276,074 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2026 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$415,905,154	$382,619,429
U.S. government securities	3,471,435,282	3,488,832,647

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$32,936,816
Gross unrealized depreciation	(60,009,125)

Net unrealized depreciation	$(27,072,309)

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended April 30, 2026, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended April 30, 2026, the Fund held forward currency exchange contracts for hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or equity markets. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a

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NOTES TO FINANCIAL STATEMENTS (continued)

counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain (loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate, inflation and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is

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NOTES TO FINANCIAL STATEMENTS (continued)

closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2026, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the

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NOTES TO FINANCIAL STATEMENTS (continued)

respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended April 30, 2026, the Fund held credit default swaps for hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended April 30, 2026, the Fund held total return swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative

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NOTES TO FINANCIAL STATEMENTS (continued)

contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended April 30, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$6,573,573	*	Payable for variation margin on futures	$6,555,240	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	138,531		Unrealized depreciation on forward currency exchange contracts	39,655

Credit contracts	Receivable for variation margin on centrally cleared swaps	4,432,167	*	Payable for variation margin on centrally cleared swaps	371,667	*

Interest rate contracts				Payable for variation margin on centrally cleared swaps	1,309,733	*

Equity contracts	Unrealized appreciation on total return swaps	537,549

Total		$11,681,820			$8,276,295

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(2,528,775)	$2,012,812

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(437,424)	4,018,894

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	630,101	415,613

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	610,689	(2,576,445)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	593,827	(1,340,225)

Total		$(1,131,582)	$2,530,649

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2026:

Futures:
Average notional amount of buy contracts	$361,177,878
Average notional amount of sale contracts	$321,960,654
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$30,217,535	(a)
Average principal amount of sale contracts	$62,599,968
Centrally Cleared Interest Rate Swaps:
Average notional amount	$59,770,651
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$78,398,571
Average notional amount of sale contracts	$124,800,244
Total Return Swaps:
Average notional amount	$2,900,457

(a)	Positions were open for three months during the period.

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NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Goldman Sachs Bank USA/Goldman Sachs International	$373,958	$	– 0	–	$	– 0	–	$	– 0	–	$373,958
Morgan Stanley Bank NA	138,531		(13,736)			– 0	–		– 0	–	124,795
UBS/UBS AG	163,591		– 0	–		– 0	–		– 0	–	163,591

Total	$676,080		$(13,736)		$	– 0	–	$	– 0	–	$662,344	^

Counterparty	Derivative Liabilities Subject To a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
HSBC Bank USA	$21,346	$	– 0	–	$	– 0	–	$	– 0	–	$21,346
Morgan Stanley Bank NA	13,736		(13,736)			– 0	–		– 0	–	– 0	–
Societe Generale	82		– 0	–		– 0	–		– 0	–	82
Standard Chartered Bank	4,491		– 0	–		– 0	–		– 0	–	4,491

Total	$39,655		$(13,736)		$	– 0	–	$	– 0	–	$25,919	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended April 30, 2026, the Fund earned drop income of $1,809,489 which is included in interest income in the accompanying statement of operations.

4. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other master agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended April 30, 2026, the average amount of reverse repurchase agreements outstanding was $13,689,257 and the daily weighted average interest rate was 3.44%. At April 30, 2026, the Fund had reverse repurchase agreements outstanding in the amount of $11,974,486 as reported on the statement of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of April 30, 2026:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†	Net Amount of RVP Liabilities
HSBC Securities (USA), Inc.	$11,974,486	$(11,974,486)	$	– 0	–

Total	$11,974,486	$(11,974,486)	$	– 0	–

†	Including accrued interest.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 – authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025

Class A
Shares sold	2,159,487	3,094,135	$13,934,153	$19,737,665

Shares issued in reinvestment of dividends and distributions	241,106	548,712	1,556,031	3,517,446

Shares converted from Class C	821,353	1,493,360	5,307,161	9,573,670

Shares redeemed	(2,623,056)	(6,847,696)	(16,958,085)	(43,730,552)

Net increase (decrease)	598,890	(1,711,489)	$3,839,260	$(10,901,771)

Class C
Shares sold	354,323	675,254	$2,296,924	$4,340,733

Shares issued in reinvestment of dividends and distributions	92,937	287,957	601,017	1,847,656

Shares converted to Class A	(820,252)	(1,491,369)	(5,307,161)	(9,573,670)

Shares redeemed	(1,399,008)	(3,187,295)	(9,036,970)	(20,385,729)

Net decrease	(1,772,000)	(3,715,453)	$(11,446,190)	$(23,771,010)

Advisor Class
Shares sold	44,242,791	89,423,607	$286,419,737	$573,823,599

Shares issued in reinvestment of dividends and distributions	5,356,752	11,934,596	34,625,352	76,605,552

Shares redeemed	(44,469,565)	(138,507,230)	(287,773,038)	(885,755,650)

Net increase (decrease)	5,129,978	(37,149,027)	$33,272,051	$(235,326,499)

58 AB Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025

Class Z
Shares sold	405,429	2,696,304	$2,621,005	$17,347,848

Shares issued in reinvestment of dividends and distributions	77,757	132,362	502,643	850,861

Shares redeemed	(411,457)	(349,259)	(2,671,902)	(2,232,447)

Net increase	71,729	2,479,407	$451,746	$15,966,262

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

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NOTES TO FINANCIAL STATEMENTS (continued)

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline, as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk than investment in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate

60 AB Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment

ABFunds.com	AB Income Fund 61

NOTES TO FINANCIAL STATEMENTS (continued)

fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETFs’ unitary fee structure. The Fund did not utilize the Facility during the six months ended April 30, 2026.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$107,813,545	$136,136,615

Total taxable distributions paid	$107,813,545	$136,136,615
Return of Capital	11,476,360	– 0	–

Total distributions paid	$119,289,905	$136,136,615

As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(739,500,564	)(a)
Unrealized appreciation (depreciation)	(4,673,635	)(b)

Total accumulated earnings (deficit)	$(744,174,199	)(c)

(a)

As of October 31, 2025, the Fund had a net capital loss carryforward of $729,730,230. During the fiscal year, the Fund utilized $7,604,386 of capital loss carry forwards to offset current year net realized gains. As of October 31, 2025, the cumulative deferred loss on straddles was $9,770,334.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2025, the Fund had a net short-term capital loss carryforward of $176,710,154 and a net long-term capital loss carryforward of $553,020,076, which may be carried forward for an indefinite period.

62 AB Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Subsequent Events

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Income Fund 63

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 6.49	$ 6.40	$ 6.00	$ 6.19	$ 7.89	$ 7.96

Income From Investment Operations

Net investment income(a)(b)	.14	.30	.32	.28	.23	.24

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.10)	.11	.41	(.16)	(1.69)	(.04)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.04	.41	.73	.12	(1.46)	.20

Less: Dividends and Distributions

Dividends from net investment income	(.14)	(.29)	(.33)	(.26)	(.24)	(.27)
Return of capital	– 0	–	(.03)	– 0	–	(.05)	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.32)	(.33)	(.31)	(.24)	(.27)

Net asset value, end of period	$ 6.39	$ 6.49	$ 6.40	$ 6.00	$ 6.19	$ 7.89

Total Return

Total investment return based on net asset value(d)(e)	.71%	6.51%	12.24%	1.76%	(18.83)%	2.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$112,432	$110,208	$119,623	$126,078	$159,887	$265,990

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.79	%(g)	.80%	.80%	1.81%	1.04%	.79%

Expenses, before waiver/reimbursements(f)	.83	%(g)	.84%	.85%	1.86%	1.08%	.80%

Net investment income(b)	4.30	%(g)	4.74%	4.95%	4.30%	3.15%	3.04%

Portfolio turnover rate(h)	138%	290%	278%	231%	167%	166%

See footnote summary on page 68.

64 AB Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 6.50	$ 6.41	$ 6.01	$ 6.20	$ 7.90	$ 7.97

Income From Investment Operations

Net investment income(a)(b)	.11	.26	.27	.23	.17	.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.09)	.10	.41	(.16)	(1.68)	(.04)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.02	.36	.68	.07	(1.51)	.14

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.24)	(.28)	(.22)	(.19)	(.21)

Return of capital	– 0	–	(.03)	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.12)	(.27)	(.28)	(.26)	(.19)	(.21)

Net asset value, end of period	$ 6.40	$ 6.50	$ 6.41	$ 6.01	$ 6.20	$ 7.90

Total Return

Total investment return based on net asset value(d)(e)	.33%	5.71%	11.38%	1.00%	(19.41)%	1.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$42,287	$54,423	$77,464	$85,418	$113,982	$194,363

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	1.54	%(g)	1.54%	1.55%	2.54%	1.79%	1.54%

Expenses, before waiver/reimbursements(f)	1.58	%(g)	1.59%	1.60%	2.60%	1.82%	1.55%

Net investment income(b)	3.53	%(g)	3.99%	4.19%	3.57%	2.39%	2.29%

Portfolio turnover rate(h)	138%	290%	278%	231%	167%	166%

See footnote summary on page 68.

ABFunds.com	AB Income Fund 65

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 6.50	$ 6.40	$ 6.01	$ 6.20	$ 7.90	$ 7.97

Income From Investment Operations

Net investment income(a)(b)	.15	.32	.33	.29	.24	.26

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.10)	.11	.40	(.15)	(1.68)	(.04)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.05	.43	.73	.14	(1.44)	.22

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.30)	(.34)	(.27)	(.26)	(.29)

Return of capital	– 0	–	(.03)	– 0	–	(.06)	– 0	–	– 0	–

Total dividends and distributions	(.15)	(.33)	(.34)	(.33)	(.26)	(.29)

Net asset value, end of period	$ 6.40	$ 6.50	$ 6.40	$ 6.01	$ 6.20	$ 7.90

Total Return

Total investment return based on net asset value(d)(e)	.83%	6.93%	12.33%	2.02%	(18.60)%	2.73%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$2,098	$2,095	$2,304	$2,172	$2,334	$4,152

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.54	%(g)	.54%	.55%	1.55%	.79%	.54%

Expenses, before waiver/reimbursements(f)	.58	%(g)	.59%	.60%	1.61%	.82%	.55%

Net investment income(b)	4.54	%(g)	4.98%	5.19%	4.54%	3.38%	3.28%

Portfolio turnover rate(h)	138%	290%	278%	231%	167%	166%

See footnote summary on page 68.

66 AB Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 6.50	$ 6.41	$ 6.01	$ 6.20	$ 7.90	$ 7.97

Income From Investment Operations

Net investment income(a)(b)	.15	.32	.33	.29	.25	.27

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.10)	.10	.41	(.15)	(1.69)	(.05)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.05	.42	.74	.14	(1.44)	.22

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.30)	(.34)	(.27)	(.26)	(.29)

Return of capital	– 0	–	(.03)	– 0	–	(.06)	– 0	–	– 0	–

Total dividends and distributions	(.15)	(.33)	(.34)	(.33)	(.26)	(.29)

Net asset value, end of period	$ 6.40	$ 6.50	$ 6.41	$ 6.01	$ 6.20	$ 7.90

Total Return

Total investment return based on net asset value(d)(e)	.83%	6.77%	12.51%	2.02%	(18.57)%	2.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,888	$28,849	$12,562	$18,861	$21,026	$30,118

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.53	%(g)	.54%	.54%	1.55%	.78%	.49%

Expenses, before waiver/reimbursements(f)	.53	%(g)	.54%	.54%	1.55%	.78%	.49%

Net investment income(b)	4.55	%(g)	4.95%	5.18%	4.56%	3.44%	3.32%

Portfolio turnover rate(h)	138%	290%	278%	231%	167%	166%

See footnote summary on page 68.

ABFunds.com	AB Income Fund 67

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Includes the impact of proceeds received by the Fund in connection with a trade-error reimbursement from the Adviser, which enhanced performance by 0.04% for the year ended October 31, 2021.

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	.77%	.77%	.77%	.77%	.77%	.77%
Before waivers/reimbursements	.81%	.81%	.82%	.83%	.80%	.78%
Class C
Net of waivers/reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%
Before waivers/reimbursements	1.56%	1.56%	1.57%	1.58%	1.55%	1.53%
Advisor Class
Net of waivers/reimbursements	.52%	.52%	.52%	.52%	.52%	.52%
Before waivers/reimbursements	.56%	.56%	.57%	.58%	.55%	.53%
Class Z
Net of waivers/reimbursements	.51%	.51%	.51%	.51%	.49%	.47%
Before waivers/reimbursements	.51%	.51%	.51%	.52%	.49%	.47%

(g)	Annualized.

(h)	The Fund accounts for dollar roll transactions as purchases and sales.

See notes to financial statements.

68 AB Income Fund	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Income Fund (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

ABFunds.com	AB Income Fund 69

performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly

70 AB Income Fund	ABFunds.com

owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5-and 10-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. The directors also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is

ABFunds.com	AB Income Fund 71

responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was close to the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

72 AB Income Fund	ABFunds.com

AB INCOME FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

IF-0152-0426

April 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB MUNICIPAL BOND INFLATION STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

April 30, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.0%
Long-Term Municipal Bonds – 89.3%
Alabama – 5.4%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2036	$1,140	$1,304,331
Black Belt Energy Gas District (Bank of Montreal) Series 2026-I 5.00%, 10/01/2033(a)	1,440	1,535,468
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	5,965	6,353,732
Series 2025-E 5.00%, 12/01/2055	1,420	1,506,498
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034	2,000	2,152,415
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(b)	2,000	2,117,743
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035	1,000	1,002,713
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-A 5.25%, 01/01/2054	1,830	1,945,368
Series 2023-D 4.302% (SOFR + 1.85%), 06/01/2049(c)	2,500	2,540,851
Series 2025-G 5.00%, 10/01/2035	2,500	2,625,630
Series 2026-E 5.00%, 07/01/2033	1,000	1,050,346
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	1,015	1,063,428
Black Belt Energy Gas District (National Grid North America) Series 2026-F 5.00%, 06/01/2036	1,855	1,911,484

ABFunds.com	AB Municipal Bond Inflation Strategy 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	$1,100	$1,166,101
Series 2025-D 5.00%, 12/01/2055	1,000	1,059,875
Series 2026-F 5.00%, 12/01/2035	1,535	1,626,090
Black Belt Energy Gas District (Royal Bank of Canada) Series 2021 4.00%, 06/01/2051	16,155	16,370,983
Series 2022-D 4.00%, 07/01/2052	2,555	2,581,624
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	1,000	1,050,039
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	2,000	2,130,056
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,705	1,745,738
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	2,875	3,108,088
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,085	1,110,962
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,034,171
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	3,490	3,729,759
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	18,485	18,578,396

2 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	$1,000	$1,076,819
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,109,182
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	3,000	3,154,371

		88,742,261

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	190	196,620

Arizona – 2.4%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2030	935	959,163
5.00%, 11/01/2031	800	862,834
5.00%, 11/01/2032	650	697,605
5.00%, 11/01/2033	900	962,599
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2041	500	457,122
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(d)(e)(f)(g)(h)	1,000	15,700
6.75%, 07/01/2030(d)(e)(f)(g)(h)	1,000	15,700
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2039	1,800	1,758,985
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(b)	1,000	987,631
Series 2024-B 5.68%, 01/01/2043(b)	215	212,150

ABFunds.com	AB Municipal Bond Inflation Strategy 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	$5,000	$5,061,824
Series 2024 4.00%, 06/01/2049	2,000	2,019,563
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.542%, 07/01/2033	4,000	3,492,960
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor Intl Airport) Series 2018 5.00%, 07/01/2043	4,000	4,062,255
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	2,400	2,133,504
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	4,000	4,228,380
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2026 5.00%, 01/01/2033(a)	1,510	1,653,332
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2043	1,000	1,057,447
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	2,500	2,635,233
State of Arizona Lottery Revenue (Prerefunded - US Treasuries) Series 2019 5.00%, 07/01/2028	5,000	5,249,593
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) Series 2024 5.00%, 08/01/2041	1,600	1,729,114

		40,252,694

4 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	$1,000	$1,083,591
City of Fayetteville AR Sales & Use Tax Revenue (City of Fayetteville AR Sales & Use Tax Revenue) Series 2022 2.875%, 11/01/2032	370	367,985

		1,451,576

California – 9.4%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,863,172
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	2,500	2,261,289
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2033	1,000	1,106,331
5.00%, 07/01/2036	1,500	1,656,673
California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	1,000	1,042,789
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	1,000	1,025,763
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	1,500	1,607,330
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	1,025	1,108,500
Series 2026 5.00%, 02/01/2031	1,000	1,062,714
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	3,090	3,269,398

ABFunds.com	AB Municipal Bond Inflation Strategy 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	$1,125	$1,191,223
California Community Choice Financing Authority (Morgan Stanley) Series 2026-A 3.902% (SOFR + 1.45%), 04/01/2056(c)	1,685	1,674,463
California Community Choice Financing Authority (New York Life Insurance) Series 2025G 5.00%, 12/01/2035	3,000	3,261,781
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	2,000	2,090,866
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025B 5.00%, 03/01/2056	1,090	1,162,885
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	1,000	1,076,914
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	2,315	2,494,313
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	3,315	2,611,988
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	985	851,697
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032	1,360	1,491,584
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	920	914,345

6 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	$4,673	$4,727,259
Series 2021-2, Class X 0.825%, 03/25/2035(i)	2,336	85,574
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,857	1,791,206
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(b)	6,000	5,998,523
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	999	981,684
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	1,000	822,417
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	1,000	1,066,830
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2042	4,505	5,051,491
5.00%, 06/01/2043	1,500	1,669,325
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2021 5.00%, 05/15/2035	4,000	4,329,686
Series 2022 5.00%, 05/15/2028	4,000	4,173,378
Series 2025 5.00%, 05/15/2036	3,365	3,751,654
5.25%, 05/15/2044	1,000	1,086,778
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	2,000	1,644,031

ABFunds.com	AB Municipal Bond Inflation Strategy 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	$3,200	$2,746,945
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	2,300	1,974,814
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	2,000	1,566,841
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XUS 1.006%, 09/25/2036(i)	1,974	108,569
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	2,290	2,091,461
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-B 5.00%, 07/01/2036	1,000	1,105,379
5.00%, 07/01/2037	1,315	1,442,639
5.00%, 07/01/2038	1,855	2,023,257
5.00%, 07/01/2039	2,500	2,708,134
Series 2024-C 5.00%, 07/01/2041	1,700	1,833,074
Series 2024-D 5.00%, 07/01/2043	2,670	2,855,127
Series 2024-E 5.00%, 07/01/2039	2,550	2,774,166
BAM Series 2025-A 5.25%, 07/01/2045	1,000	1,078,622
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021 5.00%, 07/01/2045	1,065	1,102,673

8 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2020-B 4.00%, 07/01/2030	$1,435	$1,491,747
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	1,755	2,124,282
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.202% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(c)	5,000	4,689,879
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2025 5.25%, 07/01/2041	1,000	1,110,966
San Francisco Intl Airport (San Francisco Intl Airport) Series 2023-E 5.50%, 05/01/2040	5,000	5,556,961
Series 2024 5.00%, 05/01/2036	5,960	6,578,266
5.00%, 05/01/2037	2,000	2,194,461
5.25%, 05/01/2040	4,975	5,479,307
5.25%, 05/01/2044	3,380	3,630,543
Series 2025-D 5.00%, 05/01/2031	1,000	1,090,614
Series 2025-E 5.00%, 05/01/2033	1,000	1,110,284
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,060	1,166,941
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	1,400	1,464,207
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	3,760	4,055,206
Series 2024 5.00%, 07/01/2042	1,400	1,506,373

ABFunds.com	AB Municipal Bond Inflation Strategy 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State of California (State of California) Series 2023 5.00%, 09/01/2037	$10,000	$11,211,623
Series 2025 5.00%, 03/01/2044	1,200	1,324,133
Series 2026 5.00%, 10/01/2042	1,000	1,132,381
University of California (University of California) Series 2026-C 5.25%, 11/15/2041	1,000	1,151,430

		155,487,159

Colorado – 3.5%
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J) Series 2024 5.00%, 12/15/2026	1,135	1,152,212
City & County of Denver CO (City & County of Denver CO COP) Series 2023 5.00%, 12/01/2026	1,065	1,080,183
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2031	7,910	8,639,621
5.00%, 11/15/2033	10,000	10,974,958
5.00%, 11/15/2034	2,000	2,184,762
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2017-A 5.00%, 11/15/2029	1,685	1,736,787
Series 2018-A 5.00%, 12/01/2028	2,090	2,197,554
Colorado Health Facilities Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2041	2,600	2,779,394
Series 2023 5.00%, 11/15/2058	5,280	5,540,541
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2030	1,015	1,073,276

10 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 08/01/2032	$640	$673,695
5.00%, 08/01/2033	750	787,714
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2033	1,525	1,608,162
Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044	1,000	1,004,971
Denver City & County School District No. 1 (Denver City & County School District No. 1) Series 2025-A 5.00%, 12/01/2026	1,170	1,186,407
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.182% (SOFR + 0.75%), 09/01/2039(c)	2,000	1,998,361
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	1,629	1,593,075
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	190	194,001
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(b)	3,000	3,237,896
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	6,000	6,916,622
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,000	1,056,126

		57,616,318

Connecticut – 1.2%
City of New Haven CT (City of New Haven CT) Series 2018-A 5.50%, 08/01/2035	1,920	2,013,049

ABFunds.com	AB Municipal Bond Inflation Strategy 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group) Series 2022 4.00%, 07/01/2037	$4,665	$4,651,304
4.00%, 07/01/2040	1,500	1,450,641
State of Connecticut (State of Connecticut) Series 2016-A 5.00%, 03/15/2032	2,160	2,162,472
Series 2018-B 5.00%, 04/15/2028	1,440	1,506,898
Series 2022-E 5.00%, 11/15/2026	2,000	2,024,835
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2020 5.00%, 05/01/2038	3,040	3,244,984
Series 2023-A 5.25%, 07/01/2042	3,000	3,332,159

		20,386,342

District of Columbia – 3.1%
District of Columbia (District of Columbia) Series 2024-A 5.00%, 08/01/2042	1,015	1,118,795
District of Columbia (District of Columbia Intl School Obligated Group) Series 2019 5.00%, 07/01/2039	2,400	2,442,691
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2029	4,765	5,018,293
5.00%, 08/31/2030	5,025	5,357,570
5.00%, 02/29/2032	5,475	5,907,600
5.50%, 02/28/2033	1,000	1,115,757
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2024-A 5.00%, 10/01/2035	3,750	4,276,271
Series 2025-A 5.00%, 06/01/2045	10,000	10,770,524
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2026	3,065	3,090,840

12 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2020-A 5.00%, 10/01/2029	$1,995	$2,127,220
Series 2024-A 5.00%, 10/01/2034	2,000	2,208,115
5.00%, 10/01/2042	1,000	1,059,273
5.25%, 10/01/2041	2,000	2,169,147
Series 2025-A 5.00%, 10/01/2035	1,000	1,116,530
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.00%, 07/15/2040	2,540	2,757,624

		50,536,250

Florida – 4.6%
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.125%, 06/01/2042	2,400	2,427,297
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	2,600	2,583,034
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2026-A 5.00%, 10/01/2056	3,400	3,654,500
5.25%, 10/01/2037	1,000	1,130,664
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2034	7,130	7,936,457
5.00%, 10/01/2035	1,325	1,469,384
5.00%, 10/01/2036	6,030	6,643,179
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2036	1,715	1,835,384
5.00%, 10/01/2038	2,835	3,008,099
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	115	97,135
Zero Coupon, 10/01/2031	140	113,275
Zero Coupon, 10/01/2032	100	77,458
Zero Coupon, 10/01/2033	115	85,134
Zero Coupon, 10/01/2034	125	88,265

ABFunds.com	AB Municipal Bond Inflation Strategy 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2040	$1,710	$1,873,533
5.25%, 10/01/2041	1,750	1,914,898
5.25%, 10/01/2042	1,100	1,196,119
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	10,000	10,694,163
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,000	1,000,531
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	500	494,535
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2042	4,500	4,895,280
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044	1,000	1,025,451
Series 2024 5.00%, 10/01/2032	1,000	1,104,026
5.00%, 10/01/2036	2,175	2,404,491
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.50%, 11/01/2036	1,000	1,066,731
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2043	2,000	2,167,025
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 5.00%, 11/15/2034	1,000	1,133,425
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.00%, 04/01/2045	1,700	1,804,226

14 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-B 5.25%, 04/01/2040	$1,000	$1,120,604
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(b)	1,000	1,033,381
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2046	1,140	1,193,381
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	998,717
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.00%, 11/01/2032	1,210	1,309,009
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d)(e)(g)	950	190,000
School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2025-A 5.00%, 05/01/2026	3,500	3,500,000
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt) Series 2022 5.50%, 05/01/2053	2,545	2,580,932
Woodlands Section 9 Community Development District (Woodlands Section 9 Community Development District) Series 2026 4.25%, 05/01/2031	200	197,403
4.50%, 05/01/2036	120	117,241

		76,164,367

Georgia – 3.7%
Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 6.00%, 07/01/2045(b)	1,155	1,217,410

ABFunds.com	AB Municipal Bond Inflation Strategy 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2034	$4,490	$4,682,264
Augusta GA Water & Sewer Revenue (Augusta GA Water & Sewer Revenue) Series 2017 5.00%, 10/01/2026	1,740	1,756,339
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-B 5.00%, 07/01/2038	3,440	3,687,313
5.00%, 07/01/2042	6,830	7,201,271
Series 2025-B 5.00%, 07/01/2037	1,000	1,097,923
5.00%, 07/01/2038	1,000	1,091,956
Main Street Energy, Inc. (Citigroup, Inc.) Series 2025-D 5.00%, 12/01/2033	3,500	3,682,199
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-A 4.00%, 09/01/2052	2,075	2,107,460
Series 2022-B 5.00%, 12/01/2052	1,000	1,041,367
Series 2023-A 5.00%, 06/01/2053	1,155	1,213,318
Series 2024-C 5.00%, 12/01/2054	4,000	4,233,482
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-B 5.00%, 07/01/2053	8,000	8,457,493
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2025-A 5.00%, 06/01/2055	1,690	1,815,794
Metropolitan Atlanta Rapid Transit Authority (Metropolitan Atlanta Rapid Transit Authority Sales Tax) Series 2025-B 5.00%, 07/01/2037	1,400	1,637,514
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2024 5.00%, 01/01/2043	1,150	1,222,402

16 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	$10,000	$11,328,138
State of Georgia (State of Georgia) Series 2016-E 5.00%, 12/01/2026	2,000	2,028,081
Series 2017-C 5.00%, 07/01/2026	1,870	1,877,274

		61,378,998

Guam – 0.3%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2042	1,000	1,073,769
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2043	1,930	2,006,909
Territory of Guam (Territory of Guam) Series 2025-G 5.00%, 01/01/2034	1,000	1,090,588

		4,171,266

Hawaii – 0.1%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2044	1,000	1,057,049

Illinois – 5.1%
Chicago Board of Education (Chicago Board of Education) Series 2018-A 5.00%, 12/01/2027	1,200	1,215,882
Series 2025-B 5.50%, 12/01/2036	1,000	1,066,857
6.00%, 12/01/2037	2,550	2,811,134
6.00%, 12/01/2038	2,200	2,411,029
6.00%, 12/01/2039	2,000	2,180,059
6.00%, 12/01/2043	1,000	1,066,611
Chicago Housing Authority (Chicago Housing Authority) Series 2018-A 5.00%, 01/01/2034	2,500	2,565,158

ABFunds.com	AB Municipal Bond Inflation Strategy 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2037	$5,260	$5,374,472
5.00%, 01/01/2038	1,000	1,024,474
Chicago Midway International Airport (Chicago Midway Intl Airport) Series 2024-C 5.00%, 01/01/2033	1,020	1,109,444
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2022 5.00%, 01/01/2028	680	703,872
5.00%, 01/01/2031	600	647,262
5.00%, 01/01/2042	3,850	3,988,796
Series 2024-A 5.00%, 01/01/2039	3,400	3,626,026
Series 2025-A 5.00%, 01/01/2036	1,500	1,645,849
City of Chicago IL (City of Chicago IL) Series 2025-B 5.50%, 01/01/2040	1,000	1,053,284
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	1,000	998,529
Series 2025 4.80%, 12/01/2043(b)	1,000	1,034,126
Illinois Finance Authority (Prerefunded - US Treasuries) Series 2016 5.00%, 12/01/2040	2,000	2,003,532
Illinois Finance Authority (Washington & Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2040	9,375	8,470,768
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	3,500	3,398,078
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	125	128,752
Series 2024 5.67%, 11/01/2038(e)	1,190	1,185,288
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2020-A 5.00%, 01/01/2041	7,015	7,462,126

18 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2021-A 5.00%, 01/01/2041	$7,790	$8,349,812
5.00%, 01/01/2043	6,700	7,110,530
State of Illinois (State of Illinois) Series 2022-A 5.50%, 03/01/2042	2,945	3,160,638
Series 2022-B 5.25%, 10/01/2037	3,000	3,263,576
Series 2024-B 5.00%, 05/01/2038	1,000	1,085,422
5.00%, 05/01/2041	1,400	1,493,085
Series 2025-E 5.00%, 09/01/2043	1,000	1,052,818
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) BAM Series 2018-A 5.00%, 06/15/2028	1,100	1,149,495

		83,836,784

Indiana – 2.4%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d)(g)	87	9
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	5,000	5,216,850
Series 2025 4.20%, 06/01/2044	1,000	1,039,356
Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2042	1,500	1,633,390
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(d)(e)(g)	2,220	126,540
Indiana Finance Authority (CWA Authority, Inc.) Series 2014-A 4.25%, 10/01/2044	1,955	1,944,454
Series 2024 5.00%, 10/01/2033	2,000	2,268,742
Indiana Finance Authority (Duke Energy Indiana LLC) Series 2022 3.75%, 03/01/2031	5,750	5,781,908

ABFunds.com	AB Municipal Bond Inflation Strategy 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.50%, 05/01/2035	$7,555	$7,607,242
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2035	1,210	1,181,288
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2023-B 5.00%, 10/01/2062	3,285	3,422,062
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.251% (SOFR + 0.71%), 11/01/2046(c)(e)	1,910	1,900,774
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2037	5,000	5,097,785
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority) Series 2023 5.00%, 01/01/2033	1,440	1,583,338
Indianapolis Local Public Improvement Bond Bank (Indianapolis Local Public Improvement Bond Bank) Series 2023 5.00%, 02/01/2043	1,030	1,107,169

		39,910,907

Iowa – 0.8%
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.25%, 11/01/2040	2,275	2,169,640
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-A 4.00%, 06/01/2034	500	508,179
4.00%, 06/01/2035	515	522,230
4.00%, 06/01/2040	500	481,429
5.00%, 06/01/2031	900	983,624
PEFA, Inc. (Goldman Sachs Group) Series 2019 5.00%, 09/01/2049	9,300	9,353,630

		14,018,732

Kansas – 0.0%
Kansas Development Finance Authority (Prerefunded - US Treasuries) Series 2021 5.00%, 11/15/2054	720	757,258

20 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.2%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2027	$195	$197,521
5.00%, 02/01/2030	125	132,602
5.00%, 02/01/2031	150	159,071
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2042	2,000	2,150,472
Kentucky Public Energy Authority (BP PLC) Series 2025-C 5.00%, 05/01/2036	1,060	1,126,564

		3,766,230

Louisiana – 0.4%
Jefferson Sales Tax District (Jefferson Sales Tax District) AG Series 2017-B 5.00%, 12/01/2034	1,800	1,849,183
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031	1,764	1,784,426
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 6.00%, 06/15/2045(b)	1,000	1,039,352
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(b)	455	500,205
6.10%, 12/01/2040(b)	390	428,971
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,000	1,006,160

		6,608,297

Maryland – 0.6%
County of Baltimore MD (County of Baltimore MD) Series 2026 5.00%, 03/01/2028	1,000	1,044,560

ABFunds.com	AB Municipal Bond Inflation Strategy 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System) Series 2025 5.00%, 05/15/2035	$1,000	$1,149,010
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2038	2,190	2,436,178
State of Maryland (State of Maryland) Series 2022-A 5.00%, 06/01/2035	1,000	1,112,259
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2024 5.00%, 08/01/2039	1,000	1,078,517
State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2017 5.00%, 05/01/2026	3,210	3,210,000

		10,030,524

Massachusetts – 1.5%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 07/24/2026	4,120	4,140,538
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031	554	553,372
Series 2024-B 5.00%, 05/01/2043	2,000	2,180,684
Series 2025-A 5.00%, 04/01/2043	1,500	1,648,613
5.00%, 04/01/2044	1,000	1,090,043
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.00%, 07/01/2045	2,500	2,726,140
Massachusetts Development Finance Agency (Emerson College) Series 2025 5.00%, 01/01/2029	1,175	1,230,547

22 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.25%, 08/15/2045	$1,000	$1,044,817
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 4.00%, 07/01/2046	1,000	855,777
Massachusetts Port Authority (Massachusetts Port Authority) Series 2016-B 5.00%, 07/01/2043	1,000	1,000,355
Series 2019-A 5.00%, 07/01/2038	2,500	2,595,084
Series 2019-C 5.00%, 07/01/2039	3,050	3,158,892
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-C 5.00%, 08/01/2040	2,810	3,130,855

		25,355,717

Michigan – 1.3%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2035	750	770,190
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.248% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(c)	2,605	2,597,106
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,000	1,032,449
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2025-A 5.00%, 07/01/2033	1,000	1,134,289
Michigan Finance Authority (City of Detroit MI) Series 2016-C 5.00%, 04/01/2027	1,735	1,751,178

ABFunds.com	AB Municipal Bond Inflation Strategy 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	$1,785	$1,802,224
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	870	824,460
Michigan Finance Authority (Prerefunded - US Treasuries) Series 2019 3.75%, 11/15/2049	11,080	11,084,023
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2040	1,000	1,099,876

		22,095,795

Minnesota – 0.8%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b)(j)	1,500	1,565,031
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2041	1,000	1,082,450
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(b)	1,000	997,796
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2022-B 4.00%, 01/01/2038	4,250	4,232,173
5.00%, 01/01/2039	2,105	2,227,704
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035	2,010	2,088,156
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	1,000	1,044,284

		13,237,594

24 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Mississippi – 0.1%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2035	$1,000	$1,094,764
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 5.00%, 10/01/2033(b)	1,000	1,018,141

		2,112,905

Missouri – 0.3%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2036	2,000	2,277,580
Series 2026-A 5.00%, 04/01/2036	1,000	1,138,790
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	120	122,246
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,675	1,676,250

		5,214,866

Montana – 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031	1,925	1,952,626
5.00%, 02/15/2033	1,350	1,367,841

		3,320,467

Nebraska – 0.6%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	2,000	2,104,296
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	5,000	5,349,446
Lincoln Airport Authority (Lincoln Airport Authority) Series 2021 4.00%, 07/01/2035	3,045	3,105,292

		10,559,034

ABFunds.com	AB Municipal Bond Inflation Strategy 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Nevada – 1.4%
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2022-A 4.00%, 06/01/2036	$5,000	$5,156,154
4.00%, 06/01/2037	6,350	6,516,599
Series 2025-A 5.00%, 06/01/2045	5,650	6,089,813
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2036	1,000	1,077,934
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2029	2,625	2,761,700
5.00%, 07/01/2035	805	842,147

		22,444,347

New Hampshire – 2.0%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.162%, 10/01/2051	1,977	1,930,011
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(c)	1,990	1,992,836
National Finance Authority Subordinate Municipal Certificates Series 2025-1 (NFASM 2025-1) Series 2025-1, Class B1 5.15%, 09/28/2037	1,000	998,304
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	741	741,069
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	747	745,809
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025-A Zero Coupon, 02/01/2035(b)	994	561,922

26 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	$1,399	$1,419,175
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	9,486	9,642,652
Series 2022-1, Class X 0.350%, 09/20/2036(i)	8,063	145,937
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	4,754	4,720,276
Series 2022-2, Class X 0.691%, 10/01/2036(i)	4,754	188,405
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.548%, 07/01/2051(i)	2,133	73,859
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.597%, 08/20/2039(i)	985	37,089
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(b)	1,655	1,654,163
Series 2025-1, Class A1 4.167%, 01/20/2041	990	968,766
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.219%, 11/20/2042	3,475	3,386,520
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	2,000	1,953,945
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	687	685,482
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	565	565,393

		32,411,613

ABFunds.com	AB Municipal Bond Inflation Strategy 27

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey – 4.0%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(b)	$1,000	$1,048,817
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	2,000	2,011,644
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AG Series 2022-A 4.00%, 07/01/2039	550	555,345
4.00%, 07/01/2040	750	754,834
4.00%, 07/01/2041	835	841,056
5.00%, 07/01/2034	845	935,983
5.00%, 07/01/2035	400	440,954
5.00%, 07/01/2036	600	657,348
5.00%, 07/01/2037	600	654,340
5.00%, 07/01/2038	745	808,548
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,480	1,483,946
5.00%, 06/15/2029	4,390	4,401,776
Series 2018-A 5.00%, 06/15/2028	4,170	4,181,243
5.00%, 06/15/2029	17,500	17,546,944
5.00%, 06/15/2030	1,500	1,503,930
5.00%, 06/15/2031	3,000	3,007,536
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.00%, 06/15/2040	3,265	3,562,407
5.00%, 06/15/2043	1,250	1,340,593
Series 2024-A 4.00%, 06/15/2042	3,530	3,465,259
5.00%, 06/15/2037	3,750	4,203,524
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-C 5.00%, 01/01/2043	2,400	2,611,954
5.00%, 01/01/2044	1,000	1,081,833
Series 2025-C 5.00%, 01/01/2032	1,000	1,115,644
Series 2027-A 5.00%, 01/01/2031(a)	1,000	1,076,175

28 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2030	$4,750	$4,941,918
Series 2018-B 5.00%, 06/01/2046	2,200	2,138,788

		66,372,339

New Mexico – 0.1%
State of New Mexico Severance Tax Permanent Fund (State of New Mexico Severance Tax Permanent Fund) Series 2022-A 5.00%, 07/01/2031	1,000	1,108,471

New York – 6.9%
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027	3,120	3,020,674
Series 2024-C 5.25%, 09/01/2050	3,000	3,139,903
Series 2025-B 5.00%, 08/01/2028	1,500	1,576,594
Empire State Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029	37,115	40,133,077
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-B 5.00%, 11/15/2027	1,370	1,385,028
Series 2017 5.00%, 11/15/2026	555	561,931
Series 2017-C 5.00%, 11/15/2027	1,745	1,808,803
Series 2020-A 5.00%, 11/15/2045	5,120	5,474,527
Series 2025 5.00%, 11/15/2044	2,440	2,583,149
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2023 5.00%, 06/15/2034	2,000	2,311,131
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2038	6,800	7,560,868

ABFunds.com	AB Municipal Bond Inflation Strategy 29

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 11/01/2039	$1,900	$2,106,087
Series 2025 5.00%, 05/01/2043	2,500	2,721,945
Series 2025-H 5.00%, 11/01/2044	1,865	2,019,670
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	1,000	1,029,596
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	200	200,131
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,060,956
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.20%, 03/15/2034	2,000	1,705,836
2.252%, 03/15/2032	2,000	1,791,842
Series 2021-A 4.00%, 03/15/2039	1,000	1,004,930
Series 2022-A 4.00%, 03/15/2039	2,000	2,011,678
New York State Environmental Facilities Corp. (State of New York SRF) Series 2021 4.00%, 08/15/2038	800	816,884
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045	2,825	3,030,533
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2042	1,610	1,669,931
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	345	343,308
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 5.00%, 06/01/2028	2,265	2,359,779
5.00%, 06/01/2032	2,245	2,440,982

30 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	$2,000	$1,652,430
2.917%, 05/15/2040	1,000	773,851
Series 2024 5.00%, 11/15/2035	3,000	3,455,468
Series 2026 5.00%, 02/01/2028	7,750	8,071,120
Triborough Bridge & Tunnel Authority (Prerefunded - US Treasuries) Series 2021-A 2.00%, 05/15/2045	2,945	2,944,104
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 03/01/2028	1,000	1,043,461

		114,810,207

North Carolina – 0.3%
County of Wake NC (County of Wake NC) Series 2026 5.00%, 04/01/2037	2,000	2,323,811
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2025 3.125%, 12/01/2027	1,400	1,397,778
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2032(b)	655	706,905
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 3.20%, 11/01/2030	1,000	995,140

		5,423,634

Ohio – 2.3%
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,385	3,426,498
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037	1,125	1,226,329

ABFunds.com	AB Municipal Bond Inflation Strategy 31

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.25%, 01/01/2044	$2,000	$2,121,044
5.25%, 01/01/2045	1,430	1,506,033
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,023,159
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037	2,000	2,142,570
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2038	1,250	1,346,838
5.00%, 02/01/2039	3,860	4,142,453
Ohio Water Development Authority Water Pollution Control Loan Fund (Ohio Water Development Authority Water Pollution Control Loan Fund) Series 2024-D 5.00%, 12/01/2034	2,295	2,653,872
Port of Greater Cincinnati Development Authority (Port of Greater Cincinnati Development Authority) Series 2025-A 6.50%, 01/01/2045(b)	1,000	1,050,668
Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	750	784,162
Series 2014 4.939%, 09/01/2032	805	849,895
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	3,325	3,772,332
State of Ohio (Prerefunded - US Treasuries) Series 2024 5.00%, 01/01/2035	75	85,440
State of Ohio (State of Ohio) Series 2026-A 5.00%, 09/15/2035	2,000	2,317,382
University of Toledo (University of Toledo) Series 2023-B 3.455% (SOFR + 0.90%), 06/01/2036(b)(c)	9,525	9,437,668

		37,886,343

32 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oklahoma – 0.5%
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045	$2,500	$2,353,558
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	2,000	2,082,507
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045	2,000	2,137,695
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	1,000	1,126,579

		7,700,339

Oregon – 0.9%
Deschutes County Hospital Facilities Authority (St. Charles Health System Obligated Group) Series 2016-A 4.00%, 01/01/2033	1,000	1,000,115
Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2021-B 5.00%, 07/01/2046	4,750	5,045,564
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2040	3,175	3,096,179
Series 2023 5.25%, 07/01/2041	2,175	2,356,349
Series 2024-T 5.00%, 07/01/2038	3,000	3,264,834

		14,763,041

Other – 2.7%
2026 Loan Holding-1 (2026 Loan Holding-1) Series 2026-C 3.97% (MUNIPSA + 0.88%), 10/01/2027(b)(c)	4,800	4,771,200
ARC70 II Trust (ARC70 2023-1) Series 2023 5.00%, 04/01/2065(b)	5,528	5,343,142

ABFunds.com	AB Municipal Bond Inflation Strategy 33

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class ACA 2.046%, 06/25/2038	$936	$769,871
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML12) Series 2021-ML12, Class AUS 2.34%, 07/25/2041	2,370	1,935,421
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XCA 0.965%, 07/25/2036(i)	1,094	46,890
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.686%, 10/25/2040	2,461	2,472,905
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.704%, 04/25/2042	1,983	2,054,721
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML24) Series 2024-ML24, Class AUS 4.300%, 05/25/2041	1,964	1,929,305
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate (FMMV M052) Series M052, Class A 2.65%, 06/15/2036(c)	3,550	3,091,384
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.76%, 08/25/2041	1,982	2,034,607
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 4.837%, 03/25/2042	3,496	3,547,526
Series 2025-M 4.095%, 11/25/2042	1,935	1,957,706
4.604%, 06/25/2042	997	1,009,641
Series 2026-M 4.64%, 10/25/2040	1,999	2,043,719

34 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois Housing Development Authority (FCR 2019-B) Series 2019-B, Class 1 3.87%, 11/15/2035(b)	$12,139	$10,871,906

		43,879,944

Pennsylvania – 4.7%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 3.79% (MUNIPSA + 0.70%), 11/15/2047(c)	5,000	4,966,207
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039	2,200	2,066,027
8.00%, 06/30/2034	325	331,638
Series 2024-A 6.00%, 06/30/2034	155	164,197
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	750	750,462
City of Philadelphia PA (City of Philadelphia PA) Series 2017 5.00%, 08/01/2028	12,990	13,343,832
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2026 5.00%, 04/01/2036	1,000	1,162,537
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group) Series 2025 5.00%, 06/01/2029	1,000	1,066,044
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AG Series 2022 4.00%, 07/01/2040	10,000	9,722,328
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2022 5.00%, 03/01/2033	1,600	1,625,691
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	1,500	1,547,522

ABFunds.com	AB Municipal Bond Inflation Strategy 35

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022 4.00%, 05/01/2036	$1,100	$1,108,584
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,000,368
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.79% (MUNIPSA + 0.70%), 11/15/2047(c)	5,000	4,982,157
Pennsylvania State University (The) (Pennsylvania State University) Series 2025 5.00%, 09/01/2044	2,550	2,765,680
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2017 5.00%, 12/01/2028	1,750	1,816,106
5.00%, 12/01/2029	1,255	1,301,469
Series 2021-A 3.00%, 12/01/2042	1,245	1,059,886
Series 2022-A 5.00%, 12/01/2036	1,000	1,108,258
Series 2024 5.00%, 12/01/2038	2,800	3,126,734
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2040	1,000	1,005,267
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.341% (SOFR + 0.80%), 09/01/2040(b)(c)	10,000	9,932,811
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2016-F 5.00%, 09/01/2034	5,000	5,027,003
Series 2023-A 5.25%, 09/01/2039	2,000	2,210,206
5.25%, 09/01/2043	4,000	4,350,084

		77,541,098

Puerto Rico – 0.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,993,346

36 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	$970	$989,735

		2,983,081

South Carolina – 1.0%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	99,766
5.41%, 11/01/2039	1,315	1,294,132
6.28%, 11/01/2039	100	98,493
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028(e)(f)(h)(k)	390	390,446
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.25%, 10/15/2042(b)	1,000	1,027,603
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(d)(e)(g)	1,000	110,000
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.25%, 11/01/2044	2,500	2,694,969
5.50%, 11/01/2054	2,500	2,629,341
South Carolina Public Service Authority (Prerefunded - US Treasuries) Series 2016-A 5.00%, 12/01/2034	325	325,602
5.00%, 12/01/2036	500	500,925
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2034	675	676,005
5.00%, 12/01/2036	1,035	1,036,374
Series 2016-B 5.00%, 12/01/2037	5,040	5,084,082
Series 2016-C 5.00%, 12/01/2035	930	939,575

		16,907,313

Tennessee – 2.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,410	1,405,694

ABFunds.com	AB Municipal Bond Inflation Strategy 37

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2016-B Zero Coupon, 12/01/2031(b)	$1,000	$747,450
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(e)	1,000	980,056
9.25%, 11/01/2042(e)	1,000	978,531
Memphis-Shelby County Airport Authority (Memphis-Shelby County Airport Authority) Series 2021-A 5.00%, 07/01/2045	3,120	3,190,816
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2024 5.00%, 07/01/2034	2,000	2,247,824
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2037	1,000	1,108,006
5.50%, 07/01/2038	1,300	1,434,296
5.50%, 07/01/2042	1,485	1,611,857
Series 2026-B 5.00%, 07/01/2036	1,000	1,113,673
Series 2026-D 5.00%, 07/01/2035	1,000	1,114,289
Tennergy Corp./TN (Morgan Stanley) Series 2021-A 4.00%, 12/01/2051	9,015	9,133,420
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	5,000	5,313,285
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	4,000	4,117,087
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	2,425	2,591,653
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	3,500	3,706,269

38 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	$990	$800,178

		41,594,384

Texas – 6.1%
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2021-B 5.00%, 01/01/2034	1,575	1,702,761
5.00%, 01/01/2037	1,675	1,790,325
5.00%, 01/01/2039	1,000	1,061,615
City of Austin TX Airport System Revenue (City of Austin TX Airport System Revenue) Series 2022 5.00%, 11/15/2042	2,500	2,632,894
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AG Series 2023 5.00%, 07/01/2031	1,800	1,959,825
5.00%, 07/01/2033	4,000	4,425,325
Series 2025-A 5.25%, 07/01/2038	1,000	1,116,625
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.25%, 07/15/2034	6,000	6,396,668
5.50%, 07/15/2036	2,495	2,679,027
City of Houston TX Combined Utility System Revenue (City of Houston TX Combined Utility System Revenue) Series 2018-D 5.00%, 11/15/2043	1,780	1,835,364
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.00%, 09/01/2042	1,810	1,972,905
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2021-A 5.00%, 02/01/2038	1,750	1,870,510
5.00%, 02/01/2039	2,000	2,130,462

ABFunds.com	AB Municipal Bond Inflation Strategy 39

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2041	$905	$893,347
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.00%, 11/01/2032	1,500	1,645,337
5.00%, 11/01/2033	1,000	1,104,782
5.00%, 11/01/2035	1,000	1,105,414
5.25%, 11/01/2039	2,880	3,173,138
Dallas Independent School District (Dallas Independent School District) Series 2026-B 5.00%, 02/15/2056	1,000	1,072,848
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2013 5.80%, 10/01/2045(j)	1,000	1,049,851
Series 2018-A 5.00%, 10/01/2043	6,090	6,241,318
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital Obligated Group) Series 2026-A 5.00%, 12/01/2029	1,830	1,967,369
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 3.94% (MUNIPSA + 0.85%), 07/01/2049(c)	2,885	2,885,181
Series 2024 5.00%, 07/01/2034	2,000	2,261,757
Longview Independent School District (Prerefunded - US Treasuries) Series 2017 4.00%, 02/15/2035	1,625	1,652,470
Lower Colorado River Authority (LCRA Transmission Services) Series 2021 5.00%, 05/15/2029	800	851,811
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(d)(g)(j)	974	477,258

40 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

7.50%, 11/15/2036(d)(g)	$225	$225,000
7.50%, 11/15/2037(d)(g)	35	35,000
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	1,120	1,119,972
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2022 4.00%, 01/01/2042	1,825	1,550,895
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 5.75%, 07/01/2035(b)	1,000	1,023,788
North Texas Tollway Authority (North Texas Tollway System) Series 2021-B 4.00%, 01/01/2032	1,080	1,119,948
Plano Independent School District (Plano Independent School District) Series 2023 5.00%, 02/15/2043	1,260	1,347,041
Port Arthur Housing Authority (Foothill Willow Lakes LLC) Series 2026-A 3.90%, 04/01/2036	2,000	2,021,029
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(b)	1,000	910,059
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,000,412
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 2.00%, 01/01/2027(b)	550	534,700
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052	2,160	2,256,081
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group) Series 2026 5.00%, 11/15/2029	1,000	1,076,357

ABFunds.com	AB Municipal Bond Inflation Strategy 41

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018-A 5.00%, 07/01/2030	$2,465	$2,596,978
5.00%, 07/01/2031	10,940	11,505,645
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2025(d)(f)(h)(l)	904	– 0	–
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2039	1,000	1,106,354
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	5,790	6,123,379
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,132,313
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036(a)	2,000	2,083,693
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	1,570	1,657,578
Texas State University System (Texas State University System) Series 2024 5.00%, 03/15/2043	1,000	1,089,191

		100,471,600

Utah – 0.4%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2023-A 5.00%, 07/01/2034	1,400	1,541,537
Series 2025-A 5.25%, 07/01/2043	1,475	1,607,236
Intermountain Power Agency (Intermountain Power Agency) Series 2023 5.00%, 07/01/2039	2,000	2,160,190

42 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.00%, 07/01/2039	$1,000	$1,091,534
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(b)(j)	449	396,093

		6,796,590

Virginia – 0.4%
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2042	2,000	2,190,132
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,670	1,450,206
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	1,000	809,132
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2025 5.00%, 08/01/2040	2,000	2,231,314

		6,680,784

Washington – 2.8%
Port of Seattle WA (Port of Seattle WA) Series 2018-A 5.00%, 05/01/2029	8,280	8,442,541
5.00%, 05/01/2030	6,200	6,315,431
5.00%, 05/01/2038	1,000	1,010,443
Series 2021 4.00%, 08/01/2041	13,380	12,999,795
Series 2022 5.00%, 08/01/2030	1,000	1,077,932
Series 2024 5.25%, 07/01/2043	1,835	1,992,197
Snohomish County School District No. 201 Snohomish (Snohomish County School District No. 201 Snohomish) Series 2025 5.00%, 12/01/2027	1,000	1,038,482
State of Washington (State of Washington) Series 2017 5.00%, 08/01/2030	1,710	1,759,857

ABFunds.com	AB Municipal Bond Inflation Strategy 43

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-C 5.00%, 02/01/2045	$3,000	$3,210,271
Series 2026-C 5.00%, 02/01/2038	2,695	3,078,829
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(b)	2,125	2,133,803
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	912	879,985
Series 2021-1, Class X 0.727%, 12/20/2035(i)	912	32,583
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class X 1.496%, 04/20/2037(i)	2,923	270,800
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050	988	963,096
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 4.080%, 08/20/2063	1,987	1,915,927

		47,121,972

West Virginia – 0.3%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(b)	1,180	1,004,513
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	1,710	1,673,897
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(d)(e)(g)	2,500	1,500,000

		4,178,410

Wisconsin – 1.7%
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A1 4.157%, 01/20/2041	1,998	1,922,483

44 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Public Finance Authority (Wisconsin Public Finance Authority-MF Affordable Housing) Series 2024-1, Class A 4.10%, 09/25/2039	$916	$900,871
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(b)	1,000	923,675
State of Wisconsin (State of Wisconsin) Series 2027-1 5.00%, 05/01/2030(a)	1,000	1,066,728
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	1,000	1,003,052
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	1,060	1,087,183
Series 2025 6.375%, 07/01/2045	1,000	1,067,104
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(b)	280	253,895
Series 2022-A 3.875%, 12/01/2039(b)	1,285	1,159,525
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 6.00%, 01/01/2035(b)	1,045	1,084,449
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	1,000	460,725
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(e)	5,000	4,567,420
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(b)	3,100	3,231,881

ABFunds.com	AB Municipal Bond Inflation Strategy 45

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(b)	$2,000	$622,991
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2022 4.00%, 04/01/2032(b)	10	10,286
Wisconsin Public Finance Authority (PRG - The Grounds LLC) Series 2025 5.00%, 07/01/2035	2,000	2,206,943
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,500	1,549,522
Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 4.00%, 06/01/2035	1,220	1,222,952
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)	762	761,894
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2026 5.00%, 06/15/2036(b)	1,000	1,009,086
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 5.00%, 07/01/2035	300	307,537
5.00%, 07/01/2036	350	357,644
5.00%, 07/01/2038	375	381,006
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-Muni Certificates) Series 2026 3.625%, 06/15/2063	1,440	1,432,661

		28,591,513

Total Long-Term Municipal Bonds (cost $1,489,039,151)		1,477,933,033

46 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 5.7%
Arizona – 0.0%
Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2024 3.35%, 02/01/2048(m)	$560	$560,000

California – 0.9%
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	7,425	7,450,725
Long Beach Unified School District (Long Beach Unified School District) Series 2026-B 5.00%, 08/01/2026	5,500	5,531,318
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 3.54%, 10/01/2047(b)(m)	1,000	1,000,000

		13,982,043

Colorado – 0.9%
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026	5,200	5,219,076
Series 2026 5.00%, 06/30/2026	10,000	10,035,115

		15,254,191

Connecticut – 0.2%
Town of Greenwich CT (Town of Greenwich CT) Series 2026 4.00%, 02/04/2027	3,500	3,538,776

Florida – 0.3%
School District of Broward County/FL (School District of Broward County/FL) Series 2025 4.00%, 06/25/2026	5,000	5,008,193

Georgia – 0.1%
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026	1,500	1,512,531

ABFunds.com	AB Municipal Bond Inflation Strategy 47

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Idaho – 0.1%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2025 3.35%, 03/01/2060(m)	$1,000	$1,000,000

Michigan – 0.1%
Oakland University (Oakland University) Series 2010 2.90%, 03/01/2031(m)	1,000	1,000,000

New Jersey – 0.4%
County of Hudson NJ (County of Hudson NJ) Series 2026 4.00%, 02/24/2027	3,000	3,033,009
County of Mercer NJ (County of Mercer NJ) Series 2026-A 4.00%, 03/29/2027	2,000	2,027,461
Essex County Improvement Authority (County of Essex NJ) Series 2026 4.00%, 03/12/2027	1,000	1,011,928

		6,072,398

New York – 1.0%
City of New York NY (City of New York NY) Series 2008-L 3.45%, 04/01/2038(m)	3,000	3,000,000
County of Suffolk NY (County of Suffolk NY) Series 2025 4.00%, 07/24/2026	5,500	5,516,215
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	6,700	6,724,949
Series 2026 4.00%, 03/05/2027	1,500	1,518,445

		16,759,609

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 3.35%, 01/15/2044(m)	1,595	1,595,000

48 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oregon – 0.2%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 3.40%, 08/01/2034(m)	$700	$700,000
Series 2018-B 3.30%, 08/01/2034(m)	3,000	3,000,000

		3,700,000

Other – 0.9%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2026-M 4.052% (SOFR + 0.40%), 08/25/2041(c)	6,000	5,960,880
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 3.54%, 03/01/2029(m)	4,000	4,000,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 3.54%, 03/01/2029(m)	4,800	4,800,000

		14,760,880

Rhode Island – 0.1%
City of Cranston RI (City of Cranston RI) Series 2025-1 4.00%, 08/19/2026	2,000	2,006,314

South Carolina – 0.3%
Clover School District No. 2 (Clover School District No. 2) Series 2025 5.00%, 10/01/2026	2,140	2,159,931
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026	3,000	3,018,352

		5,178,283

ABFunds.com	AB Municipal Bond Inflation Strategy 49

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Virginia – 0.1%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	$2,000	$2,009,504

Total Short-Term Municipal Notes (cost $94,043,979)		93,937,722

Total Municipal Obligations (cost $1,583,083,130)		1,571,870,755

CORPORATES - INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Consumer Non-Cyclical – 0.3%
Baylor Scott & White Holdings Series 2021 1.777%, 11/15/2030	1,000	888,870
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	1,790	1,266,496
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,300	1,967,351
Sutter Health Series 20A 3.161%, 08/15/2040	1,000	770,860

Total Corporates - Investment Grade (cost $6,063,031)		4,893,577

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	1,933	1,620,608
DISH DBS Corp. 5.25%, 12/01/2026(b)	959	949,602
5.75%, 12/01/2028(b)	996	977,375

		3,547,585

50 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.0%
Buckingham Senior Living Community, Inc. Series 2025 12.00%, 05/01/2026(f)(h)(n)	$40	$40,748

Total Corporates - Non-Investment Grade (cost $3,927,714)		3,588,333

	Shares
SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(o)(p)(q) (cost $15,841,326)	15,841,326	15,841,326

Total Investments – 96.5%
(cost $1,608,915,201)		1,596,193,991
Other assets less liabilities – 3.5%		57,823,123

Net Assets – 100.0%		$1,654,017,114

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2026	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.31%	USD 27,410	$(2,112,426)	$(1,051,061)	$(1,061,365)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	50,000	04/15/2027	2.743%	CPI	#	Maturity	$289,713	$	– 0	–	$289,713
USD	35,000	04/15/2027	2.655%	CPI	#	Maturity	263,855		– 0	–	263,855
USD	70,000	07/15/2027	2.634%	CPI	#	Maturity	705,489		– 0	–	705,489
USD	19,310	01/15/2028	1.230%	CPI	#	Maturity	4,303,718		– 0	–	4,303,718
USD	14,770	01/15/2028	0.735%	CPI	#	Maturity	3,879,514		– 0	–	3,879,514
USD	12,000	08/29/2029	1.748%	CPI	#	Maturity	2,332,874		– 0	–	2,332,874
USD	4,825	01/15/2030	1.572%	CPI	#	Maturity	1,016,519		– 0	–	1,016,519
USD	4,825	01/15/2030	1.587%	CPI	#	Maturity	1,009,246		– 0	–	1,009,246
USD	1,670	01/15/2030	1.714%	CPI	#	Maturity	327,868		– 0	–	327,868
USD	1,670	01/15/2030	1.731%	CPI	#	Maturity	324,979		– 0	–	324,979

ABFunds.com	AB Municipal Bond Inflation Strategy 51

PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	7,850	01/15/2031	2.782%	CPI	#	Maturity	$744,346	$	– 0	–	$744,346
USD	6,150	01/15/2031	2.680%	CPI	#	Maturity	650,332		– 0	–	650,332
USD	5,000	04/01/2036	2.438%	CPI	#	Maturity	578,931		– 0	–	578,931
USD	32,000	04/29/2036	2.503%	CPI	#	Maturity	3,346,209		– 0	–	3,346,209
USD	10,000	05/01/2036	2.510%	CPI	#	Maturity	1,033,601		– 0	–	1,033,601
USD	10,000	08/03/2036	2.488%	CPI	#	Maturity	920,602		– 0	–	920,602
USD	20,000	08/06/2036	2.440%	CPI	#	Maturity	1,957,967		– 0	–	1,957,967
USD	40,000	10/04/2036	2.510%	CPI	#	Maturity	3,090,601		– 0	–	3,090,601
USD	25,000	02/15/2045	2.388%	CPI	#	Maturity	415,959		55,106		360,853

							$27,192,323		$55,106		$27,137,217

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	12,700	01/03/2033	1 Day SOFR	3.571%	Annual	$(169,860)	$	– 0	–	$(169,860)
USD	18,300	03/25/2033	1 Day SOFR	3.743%	Annual	(61,344)		– 0	–	(61,344)
USD	5,200	03/25/2033	1 Day SOFR	3.731%	Annual	(21,288)		– 0	–	(21,288)
USD	23,400	09/25/2035	3.587%	1 Day SOFR	Annual	647,103		– 0	–	647,103
USD	12,500	09/25/2035	3.509%	1 Day SOFR	Annual	428,819		– 0	–	428,819

						$823,430	$	– 0	–	$823,430

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Bank of America NA	USD	75,000	10/15/2027	2.865%	CPI	#	Maturity	$290,986	$	– 0	–	$290,986
Bank of America NA	USD	145,000	07/15/2030	2.730%	CPI	#	Maturity	3,545,267		– 0	–	3,545,267
Bank of America NA	USD	5,000	01/15/2031	2.548%	CPI	#	Maturity	43,905		– 0	–	43,905
Bank of America NA	USD	25,000	02/02/2032	2.403%	CPI	#	Maturity	3,024,898		– 0	–	3,024,898
Bank of America NA	USD	57,000	01/15/2036	2.468%	CPI	#	Maturity	815,925		– 0	–	815,925
Bank of America NA	USD	50,000	02/15/2041	2.403%	CPI	#	Maturity	1,456,957		– 0	–	1,456,957
Bank of America NA	USD	9,500	02/15/2041	2.463%	CPI	#	Maturity	192,833		– 0	–	192,833
Bank of America NA	USD	20,000	02/15/2045	2.359%	CPI	#	Maturity	491,191		– 0	–	491,191
Bank of America NA	USD	16,500	02/15/2046	2.429%	CPI	#	Maturity	216,030		– 0	–	216,030
Barclays Bank PLC	USD	240,000	07/15/2027	2.926%	CPI	#	Maturity	1,041,430		– 0	–	1,041,430
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI	#	Maturity	3,263,073		– 0	–	3,263,073
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI	#	Maturity	2,360,078		– 0	–	2,360,078
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI	#	Maturity	2,628,767		– 0	–	2,628,767
Citibank NA	USD	12,500	01/15/2030	2.516%	CPI	#	Maturity	189,793		– 0	–	189,793
Citibank NA	USD	10,000	01/15/2030	2.509%	CPI	#	Maturity	155,207		– 0	–	155,207
Citibank NA	USD	12,000	11/05/2033	2.273%	CPI	#	Maturity	1,630,567		– 0	–	1,630,567
Citibank NA	USD	70,000	02/15/2035	2.477%	CPI	#	Maturity	924,903		– 0	–	924,903
Citibank NA	USD	50,000	02/15/2035	2.410%	CPI	#	Maturity	956,113		– 0	–	956,113
Citibank NA	USD	40,000	02/15/2035	2.456%	CPI	#	Maturity	604,519		– 0	–	604,519
Citibank NA	USD	15,000	02/15/2035	2.495%	CPI	#	Maturity	174,291		– 0	–	174,291
Goldman Sachs International	USD	75,000	07/15/2030	2.413%	CPI	#	Maturity	1,358,416		– 0	–	1,358,416

52 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	18,000	04/15/2032	2.994%	CPI	#	Maturity	$1,083,853	$	– 0	–	$1,083,853
Goldman Sachs International	USD	35,000	01/15/2036	2.404%	CPI	#	Maturity	530,166		– 0	–	530,166
Goldman Sachs International	USD	12,000	01/15/2036	2.470%	CPI	#	Maturity	114,648		– 0	–	114,648
Goldman Sachs International	USD	14,000	02/15/2041	2.380%	CPI	#	Maturity	992,172		– 0	–	992,172
Goldman Sachs International	USD	7,000	02/15/2041	2.413%	CPI	#	Maturity	460,371		– 0	–	460,371
Goldman Sachs International	USD	21,000	02/15/2046	2.396%	CPI	#	Maturity	381,067		– 0	–	381,067
JPMorgan Chase Bank NA	USD	5,000	03/01/2027	2.279%	CPI	#	Maturity	707,780		– 0	–	707,780
JPMorgan Chase Bank NA	USD	10,000	07/03/2028	2.356%	CPI	#	Maturity	1,251,150		– 0	–	1,251,150
JPMorgan Chase Bank NA	USD	25,000	11/05/2028	2.234%	CPI	#	Maturity	3,483,013		– 0	–	3,483,013
JPMorgan Chase Bank NA	USD	18,000	04/17/2030	2.378%	CPI	#	Maturity	2,191,622		– 0	–	2,191,622
JPMorgan Chase Bank NA	USD	29,000	04/15/2032	2.944%	CPI	#	Maturity	1,917,075		– 0	–	1,917,075
JPMorgan Chase Bank NA	USD	24,000	11/17/2032	2.183%	CPI	#	Maturity	3,764,422		– 0	–	3,764,422
JPMorgan Chase Bank NA	USD	28,000	02/15/2045	2.413%	CPI	#	Maturity	367,303		– 0	–	367,303

								$42,609,791	$	– 0	–	$42,609,791

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank NA	USD	11,075	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$557,268	$	– 0	–	$557,268

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2026, the aggregate market value of these securities amounted to $134,286,608 or 8.1% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2026.

(d)	Non-income producing security.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.79% of net assets as of April 30, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	$1,023,088	$15,700	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030	07/21/2022	1,019,704	15,700	0.00%

ABFunds.com	AB Municipal Bond Inflation Strategy 53

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	$1,190,000	$1,185,288	0.07%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/28/2019	2,195,475	126,540	0.01%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.251%, 11/01/2046	06/24/2024	1,910,000	1,900,774	0.11%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032	11/25/2022	1,000,000	980,056	0.06%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	1,000,000	978,531	0.06%
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028	03/26/2025- 12/18/2025	390,446	390,446	0.02%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,120,000	1,119,972	0.07%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	950,000	190,000	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021	1,000,000	110,000	0.01%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	2,500,000	1,500,000	0.09%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	5,000,000	4,567,420	0.28%

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PORTFOLIO OF INVESTMENTS (continued)

(f)	Fair valued by the Adviser.

(g)	Defaulted.

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(i)	IO – Interest Only.

(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2026.

(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2026.

(l)	Defaulted matured security.

(m)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Buckingham Senior Living Community, Inc. Series 2025 12.00%, 05/01/2026	12/18/2025	$40,000	$40,748	0.00%

(o)	The rate shown represents the 7-day yield as of period end.

(p)	Affiliated investments.

(q)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of April 30, 2026, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.4% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Association

ID – Improvement District

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ABFunds.com	AB Municipal Bond Inflation Strategy 55

STATEMENT OF ASSETS & LIABILITIES

April 30, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,593,073,875)	$1,580,352,665
Affiliated issuers (cost $15,841,326)	15,841,326
Cash	29,887
Cash collateral due from broker	13,496,662
Unrealized appreciation on inflation swaps	42,609,791
Interest receivable	21,382,593
Receivable for capital stock sold	2,616,068
Unrealized appreciation on interest rate swaps	557,268
Receivable for investment securities sold	335,732
Receivable for variation margin on centrally cleared swaps	139,212
Receivable due from Adviser	114,175
Affiliated dividends receivable	27,763

Total assets	1,677,503,142

Liabilities
Cash collateral due to broker	14,492,500
Payable for investment securities purchased	7,444,337
Advisory fee payable	669,786
Payable for capital stock redeemed	600,877
Distribution fee payable	90,042
Administrative fee payable	87,179
Transfer Agent fee payable	12,557
Directors’ fees payable	1,952
Accrued expenses	86,798

Total liabilities	23,486,028

Net Assets	$1,654,017,114

Composition of Net Assets
Capital stock, at par	$150,421
Additional paid-in capital	1,666,659,763
Accumulated loss	(12,793,070)

Net Assets	$1,654,017,114

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$173,642,908	15,746,593	$11.03	(a)

C	$11,908,073	1,081,033	$11.02

Advisor	$692,780,969	62,777,529	$11.04

1	$552,133,294	50,418,235	$10.95

2	$223,551,870	20,397,811	$10.96

(a)	The maximum offering price per share for Class A was $11.37, which reflects a sales charge of 3.00%.

See notes to financial statements.

56 AB Municipal Bond Inflation Strategy	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2026 (unaudited)

Investment Income
Interest	$28,489,875
Dividends—Affiliated issuers	237,012
Other income	79	$28,726,966

Expenses
Advisory fee (see Note B)	3,932,127
Distribution fee—Class A	202,328
Distribution fee—Class C	60,922
Distribution fee—Class 1	268,031
Transfer agency—Class A	46,584
Transfer agency—Class C	3,425
Transfer agency—Advisor Class	182,657
Transfer agency—Class 1	12,271
Transfer agency—Class 2	5,212
Custody and accounting	75,871
Registration fees	54,539
Administrative	44,107
Audit and tax	43,691
Legal	31,857
Printing	26,824
Directors’ fees	15,150
Miscellaneous	25,002

Total expenses	5,030,598
Less: expenses waived and reimbursed by the Adviser (see Note B)	(578,080)

Net expenses		4,452,518

Net investment income		24,274,448

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		(1,279,516)
Swaps		2,949,690
Net change in unrealized appreciation (depreciation) of:
Investments		(2,899,631)
Swaps		13,482,815

Net gain on investment transactions		12,253,358

Net Increase in Net Assets from Operations		$36,527,806

See notes to financial statements.

ABFunds.com	AB Municipal Bond Inflation Strategy 57

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$24,274,448	$44,098,122
Net realized gain on investment transactions	1,670,174	7,430,641
Net change in unrealized appreciation of investments	10,583,184	17,298,194

Net increase in net assets from operations	36,527,806	68,826,957
Distributions to Shareholders
Class A	(2,274,275)	(3,855,559)
Class C	(124,830)	(265,493)
Advisor Class	(9,675,297)	(17,334,074)
Class 1	(7,985,177)	(14,823,231)
Class 2	(3,510,250)	(7,116,978)
Capital Stock Transactions
Net increase	94,078,508	88,123,286

Total increase	107,036,485	113,554,908
Net Assets
Beginning of period	1,546,980,629	1,433,425,721

End of period	$1,654,017,114	$1,546,980,629

See notes to financial statements.

58 AB Municipal Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of six portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Municipal Bond Inflation Strategy (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class, Class 1 and Class 2 shares. Class 1 shares are sold only to the private clients of Sanford C. Bernstein & Co. LLC by its registered representatives. Class B, Class R, Class K, Class I and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases not exceeding $500,000. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class 2 shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Class 1 shares are sold without an initial or contingent deferred sales charge, but are subject to ongoing distribution expenses. All 10 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically recorded at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available

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NOTES TO FINANCIAL STATEMENTS (continued)

documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are

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NOTES TO FINANCIAL STATEMENTS (continued)

typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,477,511,187		$421,846	(a)	$1,477,933,033
Short-Term Municipal Notes		– 0	–	93,937,722		– 0	–	93,937,722
Corporates — Investment Grade		– 0	–	4,893,577		– 0	–	4,893,577
Corporates — Non-Investment Grade		– 0	–	3,547,585		40,748		3,588,333
Short-Term Investments		15,841,326		– 0	–	– 0	–	15,841,326

Total Investments in Securities		15,841,326		1,579,890,071		462,594	(a)	1,596,193,991
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	27,192,323		– 0	–	27,192,323	(c)
Centrally Cleared Interest Rate Swaps		– 0	–	1,075,922		– 0	–	1,075,922	(c)
Inflation (CPI) Swaps		– 0	–	42,609,791		– 0	–	42,609,791
Interest Rate Swaps		– 0	–	557,268		– 0	–	557,268
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(2,112,426)		– 0	–	(2,112,426	)(c)
Centrally Cleared Interest Rate Swaps		– 0	–	(252,492)		– 0	–	(252,492	)(c)

Total		$15,841,326		$1,648,960,457		$462,594	(a)	$1,665,264,377

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

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NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes original issue and markets discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to the fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

8. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has

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NOTES TO FINANCIAL STATEMENTS (continued)

operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding extraordinary expenses, interest expense, and acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest) on an annual basis (the “Expense Caps”) to .75%, 1.50%, .50%, .60% and .50% of the daily average net assets for the Class A, Class C, Advisor Class, Class 1 and Class 2 shares, respectively. This fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2027 and then may be extended by the Adviser for additional one-year terms. For the six months ended April 30, 2026, such reimbursements/waivers amounted to $565,315.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2026, the reimbursement for such services amounted to $44,107.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $41,843 for the six months ended April 30, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $0 from the

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NOTES TO FINANCIAL STATEMENTS (continued)

sale of Class A shares and received $1,482 and $4,181 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2026.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2026, such amounted to $12,765.

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2026 is as follows:

Portfolio	Market Value 10/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$11,629	$193,883	$189,671	$15,841	$237

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares and .10% of the Fund’s average daily net assets attributable to Class 1 shares. There are no distribution and servicing fees on the Advisor Class and Class 2 shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $538,584 and $1,822,437 for Class C and Class 1 shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by

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NOTES TO FINANCIAL STATEMENTS (continued)

the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2026 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$179,955,229	$113,615,471
U.S. government securities	11,790,546	31,305

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$92,251,377
Gross unrealized depreciation	(34,906,245)

Net unrealized appreciation	$57,345,132

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

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NOTES TO FINANCIAL STATEMENTS (continued)

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain (loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate, inflation and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each

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NOTES TO FINANCIAL STATEMENTS (continued)

centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2026, the Fund held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended April 30, 2026, the Fund held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk

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exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended April 30, 2026, the Fund held credit default swaps for hedging purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended April 30, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$1,061,365	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$28,213,139	*	Payable for variation margin on centrally cleared swaps	252,492	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	557,268

Interest rate contracts	Unrealized appreciation on inflation swaps	42,609,791

Total		$71,380,198			$1,313,857

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$393,511	$(1,007,852)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	2,556,179	14,490,667

Total		$2,949,690	$13,482,815

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2026:

Interest Rate Swaps:
Average notional amount	$11,075,000
Inflation Swaps:
Average notional amount	$1,225,000,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$64,018,571
Centrally Cleared Inflation Swaps:
Average notional amount	$325,070,000
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$26,217,400

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*		Net Amount of Derivative Assets
Bank of America NA	$10,077,992	$	– 0 –	$	– 0	–	$	– 0 –	$10,077,992
Barclays Bank PLC	9,293,348		– 0 –		(9,105,500)			– 0 –	187,848
Citibank NA	5,192,661		– 0 –		(5,095,000)			– 0 –	97,661
Goldman Sachs International	4,920,693		– 0 –		– 0	–		– 0 –	4,920,693
JPMorgan Chase Bank NA	13,682,365		– 0 –		(292,000)			– 0 –	13,390,365

Total	$43,167,059	$	– 0 –		$(14,492,500)		$	– 0 –	$28,674,559	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

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NOTES TO FINANCIAL STATEMENTS (continued)

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for Class A, Class C, Advisor Class, Class 1 and Class 2 were as follows:

	Shares		Amount
	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025

Class A
Shares sold	2,417,054	4,078,655	$26,394,365	$43,864,320

Shares issued in reinvestment of dividends	117,374	218,601	1,282,336	2,344,844

Shares converted from Class C	20,889	29,387	228,752	316,724

Shares redeemed	(1,196,256)	(3,080,002)	(13,060,879)	(33,018,411)

Net increase	1,359,061	1,246,641	$14,844,574	$13,507,477

Class C
Shares sold	51,684	181,460	$565,009	$1,958,105

Shares issued in reinvestment of dividends	8,314	18,269	90,731	195,785

Shares converted to Class A	(20,917)	(29,423)	(228,752)	(316,724)

Shares redeemed	(143,498)	(366,696)	(1,570,409)	(3,936,669)

Net decrease	(104,417)	(196,390)	$(1,143,421)	$(2,099,503)

Advisor Class
Shares sold	12,096,080	21,123,844	$132,474,584	$227,147,810

Shares issued in reinvestment of dividends	506,598	954,556	5,537,520	10,236,533

Shares redeemed	(5,629,689)	(17,651,038)	(61,625,827)	(189,298,710)

Net increase	6,972,989	4,427,362	$76,386,277	$48,085,633

Class 1
Shares sold	4,024,467	8,931,044	$43,557,053	$95,107,254

Shares issued in reinvestment of dividends	494,625	945,869	5,365,090	10,072,995

Shares redeemed	(3,111,382)	(6,162,248)	(33,763,821)	(65,716,314)

Net increase	1,407,710	3,714,665	$15,158,322	$39,463,935

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025

Class 2
Shares sold	724,205	2,075,446	$7,853,998	$22,168,183

Shares issued in reinvestment of dividends	204,637	398,561	2,221,113	4,248,019

Shares redeemed	(1,959,640)	(3,486,136)	(21,242,355)	(37,250,458)

Net decrease	(1,030,798)	(1,012,129)	$(11,167,244)	$(10,834,256)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund is vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased

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NOTES TO FINANCIAL STATEMENTS (continued)

risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward

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NOTES TO FINANCIAL STATEMENTS (continued)

commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETFs’ unitary fee structure. The Fund did not utilize the Facility during the six months ended April 30, 2026.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$1,880,506	$1,601,312

Total taxable distributions	1,880,506	1,601,312
Tax exempt distributions	41,514,829	38,242,568

Total distributions paid	$43,395,335	$39,843,880

As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed tax-exempt income	$658,876
Accumulated capital and other losses	(72,703,998	)(a)
Unrealized appreciation (depreciation)	46,294,076	(b)

Total accumulated earnings (deficit)	$(25,751,046)

(a)

As of October 31, 2025, the Fund had a net capital loss carryforward of $72,703,998. During the fiscal year, the Fund utilized $7,545,828 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of bond restructuring.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2025, the Fund had a net short-term capital loss carryforward of $72,703,998, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.94	$ 10.76	$ 10.28	$ 10.24	$ 11.03	$ 10.30

Income From Investment Operations

Net investment income(a)(b)	.16	.30	.26	.21	.13	.16

Net realized and unrealized gain (loss) on investment transactions	.08	.18	.48	.06	(.79)	.75

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.24	.48	.74	.27	(.66)	.91

Less: Dividends

Dividends from net investment income	(.15)	(.30)	(.26)	(.23)	(.13)	(.18)

Net asset value, end of period	$ 11.03	$ 10.94	$ 10.76	$ 10.28	$ 10.24	$ 11.03

Total Return

Total investment return based on net asset value(d)(e)	2.24%	4.54%	7.29%	2.60%	(6.06)%	8.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$173,643	$157,415	$141,375	$185,881	$308,986	$364,599

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.75	%(g)	.75%	.75%	.75%	.75%	.75%

Expenses, before waiver/reimbursements(f)	.85	%(g)	.84%	.84%	.85%	.82%	.84%

Net investment income(b)	2.91	%(g)	2.83%	2.44%	2.02%	1.24%	1.51%

Portfolio turnover rate	8%	18%	25%	26%	27%	10%

See footnote summary on page 82.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.93	$ 10.75	$ 10.27	$ 10.23	$ 11.02	$ 10.29

Income From Investment Operations

Net investment income(a)(b)	.12	.22	.18	.13	.06	.08

Net realized and unrealized gain (loss) on investment transactions	.08	.18	.48	.06	(.80)	.74

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.01

Net increase (decrease) in net asset value from operations	.20	.40	.66	.19	(.74)	.83

Less: Dividends

Dividends from net investment income	(.11)	(.22)	(.18)	(.15)	(.05)	(.10)

Net asset value, end of period	$ 11.02	$ 10.93	$ 10.75	$ 10.27	$ 10.23	$ 11.02

Total Return

Total investment return based on net asset value(d)(e)	1.85%	3.75	%(h)	6.47%	1.83%	(6.75)%	8.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,908	$12,955	$14,848	$18,850	$25,986	$20,086

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	1.50	%(g)	1.50%	1.50%	1.51%	1.50%	1.50%

Expenses, before waiver/reimbursements(f)	1.60	%(g)	1.59%	1.59%	1.60%	1.58%	1.59%

Net investment income(b)	2.15	%(g)	2.07%	1.69%	1.28%	.54%	.75%

Portfolio turnover rate	8%	18%	25%	26%	27%	10%

See footnote summary on page 82.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.95	$ 10.77	$ 10.29	$ 10.25	$ 11.04	$ 10.31

Income From Investment Operations

Net investment income(a)(b)	.17	.33	.29	.24	.16	.18

Net realized and unrealized gain (loss) on investment transactions	.09	.18	.48	.06	(.80)	.75

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.01

Net increase (decrease) in net asset value from operations	.26	.51	.77	.30	(.64)	.94

Less: Dividends

Dividends from net investment income	(.17)	(.33)	(.29)	(.26)	(.15)	(.21)

Net asset value, end of period	$ 11.04	$ 10.95	$ 10.77	$ 10.29	$ 10.25	$ 11.04

Total Return

Total investment return based on net asset value(d)(e)	2.36%	4.79	%(h)	7.56%	2.85%	(5.82)%	9.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$692,781	$610,997	$553,109	$610,806	$948,603	$837,132

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.50	%(g)	.50%	.50%	.50%	.50%	.50%

Expenses, before waiver/reimbursements(f)	.60	%(g)	.59%	.59%	.60%	.58%	.59%

Net investment income(b)	3.16	%(g)	3.08%	2.69%	2.28%	1.52%	1.70%

Portfolio turnover rate	8%	18%	25%	26%	27%	10%

See footnote summary on page 82.

ABFunds.com	AB Municipal Bond Inflation Strategy 79

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 1
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.87	$ 10.69	$ 10.21	$ 10.18	$ 10.97	$ 10.25

Income From Investment Operations

Net investment income(a)(b)	.16	.32	.28	.23	.15	.18

Net realized and unrealized gain (loss) on investment transactions	.08	.17	.48	.05	(.79)	.74

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.24	.49	.76	.28	(.64)	.92

Less: Dividends

Dividends from net investment income	(.16)	(.31)	(.28)	(.25)	(.15)	(.20)

Net asset value, end of period	$ 10.95	$ 10.87	$ 10.69	$ 10.21	$ 10.18	$ 10.97

Total Return

Total investment return based on net asset value(d)(e)	2.24%	4.82%	7.51%	2.71%	(5.92)%	9.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$552,133	$532,580	$484,090	$504,943	$594,155	$555,642

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.60	%(g)	.60%	.60%	.61%	.60%	.60%

Expenses, before waiver/reimbursements(f)	.64	%(g)	.66%	.65%	.66%	.64%	.66%

Net investment income(b)	3.05	%(g)	2.98%	2.59%	2.19%	1.43%	1.72%

Portfolio turnover rate	8%	18%	25%	26%	27%	10%

See footnote summary on page 82.

80 AB Municipal Bond Inflation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 2
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$10.87	$10.69	$10.22	$10.19	$10.98	$10.25

Income From Investment Operations

Net investment income(a)(b)	.17	.33	.29	.24	.17	.20

Net realized and unrealized gain (loss) on investment transactions	.09	.18	.47	.05	(.80)	.74

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.26	.51	.76	.29	(.63)	.94

Less: Dividends

Dividends from net investment income	(.17)	(.33)	(.29)	(.26)	(.16)	(.21)

Net asset value, end of period	$10.96	$10.87	$10.69	$10.22	$10.19	$10.98

Total Return

Total investment return based on net asset value(d)(e)	2.38%	4.83%	7.51%	2.81%	(5.83)%	9.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$223,552	$233,034	$240,004	$257,816	$315,364	$238,315

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.50	%(g)	.50%	.50%	.51%	.50%	.50%

Expenses, before waiver/reimbursements(f)	.54	%(g)	.56%	.55%	.56%	.55%	.56%

Net investment income(b)	3.15	%(g)	3.08%	2.69%	2.28%	1.56%	1.84%

Portfolio turnover rate	8%	18%	25%	26%	27%	10%

See footnote summary on page 82.

ABFunds.com	AB Municipal Bond Inflation Strategy 81

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Includes the impact of proceeds received by the Fund in connection with a trade-error reimbursement from the Adviser, which enhanced performance by .03% for the year ended October 31, 2021.

(f)	The expense ratios presented below exclude interest expense are:

	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.85%	.84%	.84%	.84%	.82%	.84%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.60%	1.59%	1.59%	1.59%	1.58%	1.59%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.60%	.59%	.59%	.59%	.58%	.59%
Class 1
Net of waivers/reimbursements	.60%	.60%	.60%	.60%	.60%	.60%
Before waivers/reimbursements	.64%	.65%	.65%	.65%	.64%	.66%
Class 2
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.54%	.55%	.55%	.55%	.55%	.56%

(g)	Annualized.

(h)

The net asset value and total investment return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total investment return for shareholder transactions may differ from financial statements.

See	notes to financial statements.

82 AB Municipal Bond Inflation Strategy	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Municipal Bond Inflation Strategy (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Municipal Bond Inflation Strategy 83

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly

84 AB Municipal Bond Inflation Strategy	ABFunds.com

owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in recent periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. The directors also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as

ABFunds.com	AB Municipal Bond Inflation Strategy 85

relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

86 AB Municipal Bond Inflation Strategy	ABFunds.com

NOTES

ABFunds.com	AB Municipal Bond Inflation Strategy 87

NOTES

88 AB Municipal Bond Inflation Strategy	ABFunds.com

AB MUNICIPAL BOND INFLATION STRATEGY

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

MBIS-0152-0426

April 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

April 30, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.8%
Long-Term Municipal Bonds – 94.3%
Alabama – 5.6%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2039	$2,500	$2,808,393
Black Belt Energy Gas District (Athene Annuity & Life Co.) Series 2024-A 5.25%, 05/01/2055	2,000	2,074,943
Black Belt Energy Gas District (Bank of Montreal) Series 2026-I 5.00%, 10/01/2033(a)	2,450	2,612,429
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	3,765	4,010,361
Series 2025-E 5.00%, 12/01/2055	2,400	2,546,194
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034	2,000	2,152,415
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(b)	2,000	2,117,743
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035	1,000	1,002,713
Black Belt Energy Gas District (Goldman Sachs Group) Series 2022-F 5.50%, 11/01/2053	2,000	2,091,133
Series 2023-2 5.43%, 06/01/2049(b)(c)	10,000	10,163,405
Series 2023-A 5.25%, 01/01/2054	2,000	2,126,085
Series 2025-G 5.00%, 10/01/2035	1,520	1,596,383
Series 2026-E 5.00%, 07/01/2033	1,465	1,538,756

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	$1,000	$1,047,712
Black Belt Energy Gas District (National Grid North America) Series 2026-F 5.00%, 06/01/2036	3,050	3,142,871
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,000	1,007,594
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	1,000	1,060,092
Series 2025-D 5.00%, 12/01/2055	1,000	1,059,875
Series 2026-F 5.00%, 12/01/2035	1,210	1,281,804
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	1,000	1,033,965
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	1,000	1,050,039
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.50%, 10/01/2049	250	254,909
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	3,820	4,068,407
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,315	1,346,420
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	2,600	2,810,793
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,023,928

2 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	$3,650	$3,900,751
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 4.872% (SOFR + 2.42%), 01/01/2053(d)	2,000	2,081,157
5.50%, 01/01/2053	1,000	1,063,119
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	1,000	1,076,819
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	10,000	10,545,912
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	1,000	1,051,457

		76,748,577

Alaska – 0.4%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060	1,000	888,112
Municipality of Anchorage AK Solid Waste Services Revenue (Municipality of Anchorage AK Solid Waste Services Revenue) Series 2022-A 5.25%, 11/01/2062	4,000	4,078,556
Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	2,000	226,374

		5,193,042

Arizona – 2.4%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	159	158,928
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2023 5.25%, 11/01/2053	1,550	1,577,874

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2026 5.00%, 11/01/2031	$1,000	$1,087,579
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.875%, 03/01/2055(b)	1,200	1,242,969
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061	1,000	782,741
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(e)(f)(g)(h)(i)	1,000	15,700
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(b)	1,000	987,631
Series 2024-B 5.68%, 01/01/2043(b)	215	212,150
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,024,381
5.00%, 09/01/2052	3,030	3,067,466
Series 2024 4.00%, 06/01/2049	2,000	2,019,563
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	1,000	922,570
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor Intl Airport) Series 2018 5.00%, 07/01/2033	1,310	1,357,257
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.521%, 07/01/2036	1,000	812,393
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	3,000	3,171,285
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	100	100,079

4 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.75%, 11/15/2042(b)	$1,250	$1,348,933
7.00%, 11/15/2057(b)	250	265,408
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2026 5.00%, 01/01/2034(a)	2,675	2,956,811
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042	1,000	1,064,143
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	2,000	2,108,186
Series 2025-C 5.00%, 01/01/2046	1,080	1,164,027
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	2,000	2,143,966
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AG Series 2024 5.25%, 08/01/2043	1,250	1,369,142

		31,961,182

Arkansas – 0.2%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,300	1,408,669
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	200	202,436
Arkansas Development Finance Authority (Weyerhaeuser Co.) Series 2025-C 3.875%, 10/15/2065	1,000	1,000,031

		2,611,136

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California – 12.5%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2049(j)	$1,000	$582,352
AG Series 2024 Zero Coupon, 10/01/2053	1,000	253,904
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	500	465,793
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	1,000	904,515
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(b)	1,000	1,027,823
ARC70 II Trust (ARC70 2021-1) Series 2021 4.00%, 12/01/2059	300	256,549
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) AG Series 2024-B 4.50%, 07/01/2054	2,000	1,887,008
5.00%, 07/01/2033	1,000	1,106,331
5.00%, 07/01/2034	1,225	1,363,876
California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	2,800	2,919,810
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	1,000	1,025,763
Series 2025-A 5.00%, 01/01/2056	560	575,375
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	2,685	2,877,121

6 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	$1,430	$1,546,492
Series 2026 5.00%, 02/01/2031	2,000	2,125,429
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	2,315	2,449,403
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.00%, 12/01/2053	1,000	1,045,098
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.082% (SOFR + 1.63%), 07/01/2053(d)	2,000	2,023,039
Series 2024-E 5.00%, 02/01/2055	1,000	1,060,523
Series 2026-2 3.902%, 04/01/2056(b)(c)	10,000	9,937,465
5.00%, 04/01/2056(b)(c)	10,000	10,713,720
California Community Choice Financing Authority (New York Life Insurance) Series 2025G 5.00%, 12/01/2035	1,000	1,087,260
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	2,600	2,718,126
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025B 5.00%, 03/01/2056	1,315	1,402,930
California Community Choice Financing Authority (Realty Income Corp.) Series 2026 5.25%, 02/01/2036	1,000	1,076,914
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	1,000	831,253
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	250	205,830

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	$1,000	$684,730
4.00%, 08/01/2046(b)	495	428,011
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	1,000	677,794
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(b)	2,500	96,638
5.50%, 02/01/2040(b)	1,000	878,627
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2035	1,000	1,114,415
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	935	945,452
Series 2021-2, Class X 0.825%, 03/25/2035(k)	935	34,230
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	232	223,901
Series 2021-3, Class X 0.794%, 08/20/2036(k)	929	38,763
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(b)	4,000	3,999,015
12.00%, 01/01/2065(b)	4,215	2,444,700
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(b)	1,000	1,011,926
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(b)	970	82,356

8 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2040	$250	$257,066
California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	1,998	1,963,368
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	1,000	1,031,689
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	1,000	1,005,757
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(b)	1,000	1,000,245
Series 2019 5.00%, 11/21/2045(b)	1,000	1,016,831
Series 2023 5.00%, 07/01/2035(b)	1,250	1,351,747
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2055(b)	1,105	1,154,319
California Public Finance Authority (Marisol HB Obligated Group) Series 2026-A 5.10%, 04/01/2066(b)	1,000	1,001,151
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2052(b)	1,000	941,368
California Statewide Communities Development Authority (California Statewide Community Development Authority PACE Assessments) Series 2026 5.125%, 09/02/2048(b)	585	584,139
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2016 5.00%, 05/15/2040	1,750	1,751,298

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.375%, 08/15/2057	$1,000	$1,018,689
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034	1,000	1,063,518
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	2,100	2,240,342
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055	6,225	6,602,485
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2018 5.00%, 05/15/2028	2,000	2,086,689
Series 2020-C 5.00%, 05/15/2039	1,000	1,048,597
Series 2022 5.25%, 05/15/2047	2,000	2,083,169
Series 2025 5.00%, 05/15/2031	1,790	1,953,098
5.50%, 05/15/2055	1,190	1,268,283
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)	400	303,863
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(b)	210	138,389
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	1,000	857,019
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(b)	1,000	682,369

10 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	$1,000	$689,374
4.00%, 05/01/2057(b)	350	247,758
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	1,000	823,925
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	1,000	784,238
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	1,000	689,288
4.00%, 07/01/2058(b)	1,000	476,384
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	1,000	718,577
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	800	546,614
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,000	691,648
4.00%, 12/01/2056(b)	400	297,804
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(b)	1,000	798,365
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	1,000	823,190

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	$1,000	$705,396
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,000	684,363
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XUS 1.006%, 09/25/2036(k)	1,128	62,040
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(b)	1,000	981,972
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	3,200	2,922,566
Series 2021-B Zero Coupon, 06/01/2066	19,320	1,900,352
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023-E 5.00%, 07/01/2038	2,245	2,436,989
Series 2024-B 5.00%, 07/01/2039	2,000	2,166,507
Series 2024-C 5.00%, 07/01/2041	1,300	1,401,763
Series 2024-E 5.00%, 07/01/2039	1,000	1,087,908
BAM Series 2025-A 5.25%, 07/01/2045	1,000	1,078,622
Series 2026-A 5.00%, 07/01/2043	1,100	1,187,801
5.00%, 07/01/2044	1,050	1,123,909
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022 5.00%, 07/01/2040	1,335	1,411,216

12 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	$4,865	$5,001,411
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 7.00%, 11/01/2034	1,000	1,196,304
Northern California Energy Authority (Pacific Life Insurance) Series 2024 5.00%, 12/01/2054	1,000	1,054,200
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 2) Series 2022 5.75%, 09/01/2052	1,000	1,020,105
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2025 5.25%, 07/01/2045	1,000	1,077,461
5.50%, 07/01/2055	1,000	1,064,947
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	1,000	1,022,003
Series 2023-E 5.00%, 05/01/2033	1,500	1,665,426
5.50%, 05/01/2040	1,315	1,461,481
Series 2024 5.25%, 05/01/2040	3,400	3,744,652
Series 2025-D 5.00%, 05/01/2031	1,000	1,090,613
5.50%, 05/01/2055	2,500	2,654,481
Series 2025-E 5.00%, 05/01/2033	1,015	1,126,938
5.00%, 05/01/2036	1,200	1,337,751
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,750	1,926,553
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	1,400	1,464,207

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2048	$1,000	$1,030,276
5.25%, 07/01/2053	2,975	3,080,094
Series 2024 5.00%, 07/01/2042	1,000	1,075,981
Southern California Public Power Authority (Southern California Public Power Authority) BAM Series 2025 5.25%, 07/01/2050	1,000	1,053,625
State of California (State of California) Series 2026 5.00%, 10/01/2044	1,400	1,559,660
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	2,000	319,967
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	1,000	250,642
University of California (University of California) Series 2025-C 5.50%, 05/15/2040	2,000	2,355,425
Series 2026-C 5.25%, 11/15/2041	1,000	1,151,430

		167,059,950

Colorado – 2.1%
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	500	495,059
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2022 6.50%, 12/01/2053	500	523,538
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	615	615,524

14 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2034	$2,000	$2,184,762
5.00%, 11/15/2036	1,500	1,621,348
Series 2022-D 5.50%, 11/15/2029	1,800	1,958,092
5.75%, 11/15/2035	2,000	2,282,714
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2017-A 5.00%, 11/15/2029	1,905	1,963,549
Series 2018-A 5.00%, 12/01/2029	1,000	1,049,495
5.00%, 12/01/2036	1,000	1,113,530
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2062	1,000	933,138
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,000	751,861
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2049	100	79,350
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	1,000	960,953
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2041	100	95,347
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	2,000	2,038,467
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2056	1,000	981,714

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044	$1,000	$1,004,971
Colorado State University Research Foundation (Colorado State University System) Series 2025-A 5.375%, 03/01/2055(b)	1,000	986,556
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(e)(f)(g)(h)(i)	250	123,686
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.182% (SOFR + 0.75%), 09/01/2039(d)	2,000	1,998,361
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	500	488,973
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	131	133,759
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	1,000	642,045
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(b)	2,000	2,158,597
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(b)(j)	1,000	741,465
State of Colorado (State of Colorado COP) Series 2018-A 5.00%, 12/15/2027	1,015	1,054,259
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	500	528,063

16 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	$1,000	$1,063,599
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 5.00%, 12/15/2028	380	387,970
AG Series 2020 5.00%, 12/01/2050	100	101,101

		31,061,846

Connecticut – 0.5%
City of New Haven CT (City of New Haven CT) Series 2018-A 5.50%, 08/01/2038	615	639,178
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group) Series 2022 4.00%, 07/01/2036	2,570	2,581,787
4.00%, 07/01/2037	1,020	1,017,005
4.00%, 07/01/2040	1,400	1,353,932
4.00%, 07/01/2041	2,555	2,450,277
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	100	105,651

		8,147,830

District of Columbia – 4.1%
District of Columbia (Catholic University of America) Series 2025 5.75%, 10/01/2055	2,000	2,112,195
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2028	1,000	1,038,279
5.00%, 02/28/2030	2,070	2,191,314
5.50%, 02/28/2033	1,255	1,400,275
5.50%, 02/28/2034	2,000	2,251,457
5.50%, 08/31/2034	4,610	5,224,397
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.00%, 06/01/2050	6,545	6,841,763

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	$2,500	$245,178
District of Columbia Water & Sewer Authority (District of Columbia Water & Sewer Authority) Series 2026 5.00%, 10/01/2027	2,000	2,064,839
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2024-A 5.00%, 10/01/2029	1,000	1,066,276
5.50%, 10/01/2054	10,000	10,469,936
Series 2025-A 5.00%, 10/01/2035	3,410	3,807,369
5.00%, 10/01/2036	1,000	1,111,872
5.00%, 10/01/2050	1,000	1,018,016
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037	10,000	6,241,469
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.25%, 07/15/2053	10,000	10,401,906
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055	1,000	1,048,960
5.50%, 07/15/2060	1,430	1,527,411

		60,062,912

Florida – 6.1%
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	100	97,434
Capital Projects Finance Authority/FL (Imagine School At North Port) Series 2025 6.25%, 06/15/2045(b)	1,000	1,016,790

18 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(b)	$535	$541,540
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(b)(j)	13,430	1,170,145
5.00%, 06/01/2049(b)	1,360	1,154,164
5.00%, 06/01/2054(b)	2,500	2,117,990
5.00%, 06/01/2058(b)	1,135	962,529
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(b)	2,000	171,266
5.00%, 07/01/2056(b)	1,090	950,672
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 4.75%, 12/01/2042	1,000	1,005,574
5.25%, 12/01/2055	1,000	997,425
Capital Trust Authority (QSH/St Augustine LLC) Series 2026 8.50%, 07/01/2057(b)	1,000	1,001,125
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.375%, 06/01/2057	1,000	1,002,576
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2053	1,000	243,023
County of Broward FL Port Facilities Revenue (County of Broward FL Port Facilities Revenue) Series 2019-B 4.00%, 09/01/2044	1,500	1,413,997
5.00%, 09/01/2032	2,000	2,084,990
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2054	1,000	1,026,611
Series 2026-A 5.00%, 10/01/2056	4,375	4,702,482
5.25%, 10/01/2040	1,250	1,387,025

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2033	$1,460	$1,616,114
5.00%, 10/01/2034	6,400	7,123,888
5.00%, 10/01/2035	4,445	4,929,369
Series 2025-A 5.50%, 10/01/2055	1,345	1,412,177
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2034	1,000	1,080,617
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2036	230	148,323
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(b)	1,000	1,034,215
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	1,015,996
6.125%, 06/01/2054	1,000	991,461
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	100	101,871
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2051(b)	1,000	946,467
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2043	1,000	1,080,552
5.25%, 10/01/2044	1,100	1,179,399
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	3,000	3,208,249
Edgewater West Community Development District (Edgewater West Community Development District Master Infrastructure Bond Area) Series 2026 6.00%, 05/01/2041	1,000	1,000,105

20 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(b)	$100	$105,918
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(b)	350	327,883
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	2,500	2,455,341
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.00%, 10/01/2042(b)	1,000	977,862
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 4.00%, 07/01/2051(b)	100	82,744
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	1,000	1,005,498
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 5.75%, 06/15/2047(b)	1,000	1,018,308
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,000	1,000,531
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.25%, 06/15/2055(b)	1,000	1,023,438
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(b)	1,000	1,003,305
6.75%, 11/15/2055(b)	1,000	1,043,775
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044	1,280	1,312,578

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024 5.00%, 10/01/2032	$1,000	$1,104,026
5.00%, 10/01/2034	1,015	1,136,890
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.25%, 11/01/2034	1,500	1,589,151
5.50%, 11/01/2036	1,250	1,333,414
5.50%, 11/01/2037	1,000	1,063,453
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.50%, 10/01/2034	1,000	1,063,217
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051	2,000	1,828,271
5.50%, 11/15/2054	1,000	1,063,914
Lake Flores Community Development District (Lake Flores Community Development District) Series 2026 4.00%, 05/01/2033	485	477,801
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040	1,000	1,120,604
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.50%, 07/01/2061(b)	1,000	913,078
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(b)	1,100	1,136,719
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2046	1,100	1,151,508
5.25%, 10/01/2056	1,000	1,038,500
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	897,149
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	200	162,865

22 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(b)	$100	$150,869
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.25%, 11/01/2041	1,500	1,590,706
Palm Beach County School District (Palm Beach County School District COP) Series 2022-B 5.25%, 08/01/2039	1,000	1,099,329
Pinellas County Industrial Development Authority (Pinellas County Industrial Development Authority) Series 2019 5.00%, 07/01/2039	1,000	1,010,381
Pinery Community Development District (Pinery Community Development District Assessment Area One) Series 2026 5.60%, 05/01/2046	250	251,318
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.55%, 05/01/2039	595	553,650
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(b)	100	99,413

		83,109,568

Georgia – 3.0%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(b)(j)	1,000	905,720
Series 2024-A 5.50%, 04/01/2039(b)	1,000	1,022,278
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2031	1,065	1,116,435
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2020-B 5.00%, 07/01/2029	1,000	1,061,993

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-B 5.00%, 07/01/2035	$1,500	$1,633,377
Series 2025-B 5.00%, 07/01/2035	1,000	1,115,543
5.00%, 07/01/2037	1,000	1,097,923
5.00%, 07/01/2038	1,100	1,201,152
5.00%, 07/01/2040	1,000	1,081,017
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2043	1,200	1,241,934
5.25%, 10/01/2054	2,500	2,532,218
Gainesville & Hall County Hospital Authority (Northeast Georgia Health System Obligated Group) Series 2024 5.00%, 10/15/2034	1,000	1,131,227
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	3,215	3,223,622
Series 2022-B 5.00%, 12/01/2052	1,050	1,093,436
Series 2023-A 5.00%, 06/01/2053	3,000	3,151,474
Series 2025-B 5.00%, 12/01/2055	1,255	1,323,740
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.132% (SOFR + 1.70%), 12/01/2053(d)	2,000	2,054,450
Series 2023-B 5.00%, 07/01/2053	1,000	1,057,187
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	2,500	2,659,815
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049	2,000	2,002,140
AG Series 2023 5.00%, 07/01/2064	2,505	2,542,609
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2022 5.50%, 07/01/2063	1,500	1,535,783

24 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	$5,000	$5,664,069

		41,449,142

Guam – 0.3%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2024-A 5.00%, 10/01/2029	1,300	1,352,967
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.50%, 07/01/2044	1,000	1,079,136
Territory of Guam (Territory of Guam) Series 2025-G 5.00%, 01/01/2034	1,500	1,635,883

		4,067,986

Hawaii – 0.1%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	1,000	669,413
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2045	1,000	1,047,771

		1,717,184

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	1,000	1,056,457

Illinois – 6.1%
Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042	1,040	1,009,532
Series 2012-B 5.00%, 12/01/2033	1,000	998,373
Series 2017-A 7.00%, 12/01/2046(b)	2,000	2,046,440

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2017-B 7.00%, 12/01/2042(b)	$1,000	$1,029,463
Series 2019-A 5.00%, 12/01/2029	100	102,643
Series 2021-A 5.00%, 12/01/2033	1,000	1,020,654
Series 2025 6.25%, 12/01/2050	2,500	2,624,832
Series 2025-B 6.00%, 12/01/2041	2,035	2,198,408
6.00%, 12/01/2043	2,500	2,666,528
Chicago Midway International Airport (Chicago Midway Intl Airport) Series 2024-C 5.00%, 01/01/2033	1,705	1,854,512
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.50%, 01/01/2053	3,245	3,375,265
Series 2024-C 5.25%, 01/01/2041	1,980	2,159,037
5.25%, 01/01/2042	2,000	2,166,884
Series 2025-A 5.00%, 01/01/2039	1,300	1,400,835
Series 2025-G 5.00%, 01/01/2035	1,655	1,827,050
5.00%, 01/01/2036	1,550	1,694,693
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049	3,870	3,958,895
Series 2026-A 5.00%, 12/01/2041	500	547,474
5.00%, 12/01/2043	1,000	1,086,019
City of Chicago IL (City of Chicago IL) Series 2025-A 6.00%, 01/01/2050	1,000	1,042,767
Series 2025-B 5.00%, 01/01/2033	1,000	1,044,438
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 6.50%, 02/15/2040	1,000	1,006,359
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	1,000	998,529

26 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

4.125%, 12/01/2050(b)	$2,500	$2,496,322
Series 2025 4.80%, 12/01/2043(b)	1,000	1,034,126
Illinois Finance Authority (DePaul College Prep) Series 2023 5.625%, 08/01/2053(b)	1,000	1,022,479
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.50%, 10/01/2047	1,000	1,013,230
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2024 5.00%, 11/15/2034	1,515	1,662,005
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	139	106,754
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-2 4.00%, 01/01/2042(b)(c)	10,000	9,708,794
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	100	103,002
Series 2024 5.67%, 11/01/2038(f)	955	951,218
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	1,000	1,055,396
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2015-B 5.00%, 12/15/2045	600	600,090
Series 2017 0.00%, 12/15/2042(j)	1,000	776,200
Series 2022 4.00%, 12/15/2042	2,625	2,504,887
Sales Tax Securitization Corp. (Sales Tax Securitization) Series 2025-A 5.00%, 01/01/2041	2,135	2,305,713
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	179	191,300

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 27

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2017-D 5.00%, 11/01/2026	$930	$939,879
Series 2022-A 5.50%, 03/01/2047	1,000	1,043,612
Series 2022-C 5.50%, 10/01/2045	1,000	1,056,983
Series 2024 5.00%, 02/01/2031	1,345	1,461,184
Series 2024-B 5.00%, 05/01/2038	1,000	1,085,422
5.25%, 05/01/2043	1,000	1,070,584
Series 2025-E 5.00%, 09/01/2043	1,000	1,052,817
Series 2026-C 5.50%, 04/01/2051	2,500	2,614,090
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2025 5.00%, 06/15/2038	4,000	4,389,172
Upper Illinois River Valley Development Authority (High Point Residence Fox Valley Obligated Group) Series 2025 7.00%, 11/01/2060	1,000	976,853

		79,081,742

Indiana – 1.7%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(e)(h)	33	3
City of Valparaiso IN (Green Oaks of Valparaiso) Series 2021 5.375%, 12/01/2041(b)	150	138,493
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	1,000	1,043,370
Series 2025 4.20%, 06/01/2044	2,500	2,598,390
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(e)(f)(h)	1,070	60,990
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	100	103,918
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	1,000	900,708

28 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-2 4.00%, 11/15/2037	$100	$96,599
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.251% (SOFR + 0.71%), 11/01/2046(d)(f)	9,540	9,493,920
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2054	1,000	985,156
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	1,000	907,210
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(b)	1,000	891,923
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) BAM Series 2023 5.25%, 03/01/2067	3,000	3,099,957
5.75%, 03/01/2043	330	350,793
6.00%, 03/01/2053	250	259,433
Series 2023-F 7.75%, 03/01/2067	250	273,704

		21,204,567

Iowa – 0.1%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	100	98,262
4.00%, 12/01/2041	170	149,929
4.00%, 12/01/2046	115	92,981
4.00%, 12/01/2051	205	155,093
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	3,595	515,782
PEFA, Inc. (Goldman Sachs Group) Series 2019 5.00%, 09/01/2049	1,000	1,005,767

		2,017,814

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 29

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kansas – 0.0%
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(b)	$100	$104,858
6.50%, 11/15/2042(b)	300	315,223

		420,081

Kentucky – 0.5%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2034	385	382,314
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(b)	230	229,201
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2049	3,000	3,101,953
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037	175	178,170
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	1,000	1,000,291
Kentucky Economic Development Finance Authority (CommonSpirit Health Obligated Group) Series 2019-A 4.00%, 08/01/2039	160	156,493
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	65	57,098
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2037	425	426,556
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 5.75%, 11/01/2040(b)	600	619,326
Series 2022-B 6.75%, 11/01/2040(b)	100	103,106

30 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (BP PLC) Series 2025-C 5.00%, 05/01/2036	$2,625	$2,789,840

		9,044,348

Louisiana – 0.6%
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AG Series 2021 2.889%, 12/01/2041	1,000	750,121
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	1,000	1,022,143
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	687,222
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.75%, 09/01/2064	1,000	1,027,316
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 6.125%, 06/01/2052(b)	1,025	1,034,899
New Orleans Aviation Board (New Orleans Aviation Board) Series 2017-B 5.00%, 01/01/2043	215	215,857
Series 2024 5.00%, 01/01/2035	1,000	1,092,828
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,000	1,006,160

		6,836,546

Maryland – 1.9%
Maryland Economic Development Corp. (Air Cargo Obligated Group) Series 2019 4.00%, 07/01/2044	600	543,119

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 31

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	$1,000	$1,058,205
AG Series 2026 5.25%, 07/01/2061	1,000	1,033,066
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 06/30/2040	1,450	1,497,673
5.25%, 06/30/2047	2,090	2,104,618
5.25%, 06/30/2052	1,000	1,000,883
5.25%, 06/30/2055	7,080	7,046,101
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2036	500	520,293
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System) Series 2025 5.00%, 05/15/2035	3,200	3,676,832
5.00%, 05/15/2037	1,000	1,157,787
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	2,200	2,340,731
Maryland Stadium Authority Sports Entertainment Facilities Revenue (Maryland Stadium Authority Sports Entertainment Facilities Revenue State Lease) Series 2025 5.00%, 06/15/2035	1,600	1,818,906
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2024 5.00%, 08/01/2038	1,000	1,084,125
State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2017 5.00%, 05/01/2026	1,315	1,315,000
Series 2025-C 5.00%, 11/01/2027	2,000	2,073,268

		28,270,607

32 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts – 2.7%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 07/24/2026	$1,000	$1,004,985
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2024 5.00%, 12/01/2054	10,000	10,346,283
Series 2025-A 5.00%, 04/01/2044	2,000	2,180,085
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	5,195	5,528,912
Series 2024-A 5.25%, 07/01/2052	1,000	1,059,084
Series 2025-B 5.25%, 07/01/2055	1,500	1,592,804
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(b)	1,000	1,009,683
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.25%, 01/01/2042	1,000	1,003,934
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.50%, 08/15/2050	1,000	1,033,867
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2060	1,000	1,026,578
5.25%, 06/01/2065	5,215	5,338,228
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2036	2,450	2,460,446
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2026 5.50%, 10/01/2045	1,500	1,597,865
7.375%, 10/01/2035	1,000	1,029,063

		36,211,817

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 33

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan – 0.8%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(e)(h)	$623	$699,575
Series 2014-B 4.00%, 04/01/2044(j)	242	193,562
Series 2018 5.00%, 04/01/2038	75	76,697
Series 2021-B 3.644%, 04/01/2034	200	182,767
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.248% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(d)	1,000	996,970
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2025-C 5.25%, 07/01/2050	1,000	1,054,265
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	2,305	2,305,398
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	865	819,722
Series 2020-B Zero Coupon, 06/01/2065	1,000	101,492
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2044	1,000	1,072,733
Michigan State Hospital Finance Authority (Corewell Health Obligated Group) Series 2025-A 5.00%, 08/15/2046	2,000	2,091,879
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) AG Series 2018 4.125%, 06/30/2035	1,610	1,604,553

34 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	$10,000	$230,294

		11,429,907

Minnesota – 1.7%
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(b)	1,000	1,002,372
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b)(j)	1,000	1,043,354
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(b)	1,000	1,006,174
City of Center City MN (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2044	1,000	1,053,856
5.00%, 11/01/2047	1,000	1,028,874
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(b)	1,000	1,019,606
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2042	1,000	1,075,902
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(b)	585	583,711
Dakota County Community Development Agency (Valley Station Apartments Project) Series 2026 5.68%, 05/01/2043	1,400	1,406,174
7.25%, 05/01/2030	615	614,947
7.50%, 11/01/2043	100	100,326
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051(f)	225	130,157
4.00%, 06/01/2056(f)	100	54,909

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 35

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2036	$1,500	$1,643,861
5.00%, 01/01/2041	1,000	1,063,778
Minnesota Health & Education Facilities Authority (Kingspath Target Housing of Minnesota) Series 2026 5.00%, 11/15/2036(a)(b)	200	197,858
6.25%, 11/15/2046(a)(b)	580	571,392
6.625%, 11/15/2056(a)(b)	1,085	1,076,915
6.625%, 11/15/2061(a)(b)	3,075	3,030,562
8.00%, 11/15/2031(a)(b)	100	99,876
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035	3,350	3,480,260
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	1,000	1,015,320
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	1,000	1,044,284

		23,344,468

Mississippi – 0.3%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2034	1,000	1,091,892
5.50%, 07/01/2050	1,400	1,442,784
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(e)(f)(h)	500	25,000
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(b)	1,800	1,639,202

		4,198,878

36 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Missouri – 0.6%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2026-A 5.00%, 04/01/2036	$1,150	$1,309,609
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	295	261,019
Metropolitan St. Louis Sewer District (Metropolitan St. Louis Sewer District) Series 2025-C 5.00%, 05/01/2036	2,000	2,304,600
Missouri Development Finance Board (Missouri Development Finance Board) Series 2025-A 6.00%, 06/15/2040(b)	1,000	1,009,289
Missouri Highway & Transportation Commission (Missouri Highway & Transportation Commission) Series 2025 5.00%, 05/01/2027	3,000	3,070,418
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(b)	100	100,178

		8,055,113

Montana – 0.1%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2021-A 4.00%, 10/15/2036(b)	125	92,367
Series 2025 0.00%, 10/15/2055(b)(j)	1,000	833,647

		926,014

Nebraska – 0.3%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,052,148
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	1,410	1,508,544

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 37

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Nebraska Public Power District (Nebraska Public Power District) Series 2026-A 5.25%, 01/01/2055(a)	$1,785	$1,880,353

		4,441,045

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	1,500	240,935
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2032	1,300	1,404,634
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(b)	1,055	611,900

		2,257,469

New Hampshire – 2.6%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.162%, 10/01/2051	1,977	1,930,011
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(d)	1,990	1,992,836
National Finance Authority Subordinate Municipal Certificates Series 2025-1 (NFASM 2025-1) Series 2025-1, Class B1 5.15%, 09/28/2037	1,000	998,304
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041(d)	1,994	2,052,418
New Hampshire Business Finance Authority (ARC70 2026-1) Series 2026-1, Class A1 4.125%, 04/20/2043	4,377	4,291,961
Series 2026-1, Class A2 4.50%, 04/20/2043	999	985,687

38 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	$1,000	$1,000,093
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2055	1,000	977,757
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	747	745,809
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 5.875%, 11/01/2045	1,525	1,515,396
6.00%, 11/01/2055	4,115	3,899,320
10.00%, 05/01/2036	1,000	992,391
Series 2025-A Zero Coupon, 02/01/2035(b)	994	561,922
Series 2026 Zero Coupon, 12/15/2034(b)	1,000	573,561
6.50%, 12/01/2034(b)	1,000	1,002,442
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	1,897	1,928,531
Series 2022-1, Class X 0.350%, 09/20/2036(k)	949	17,169
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	951	944,055
Series 2022-2, Class X 0.691%, 10/01/2036(k)	951	37,681
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	643	641,844
Series 2024-1, Class X 0.548%, 07/01/2051(k)	831	28,760
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	1,970	1,870,995
Series 2024-2, Class X 0.597%, 08/20/2039(k)	1,970	74,179

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 39

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(b)	$1,655	$1,654,163
Series 2025-1, Class A1 4.167%, 01/20/2041	990	968,765
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.219%, 11/20/2042	1,986	1,935,154
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class B 4.946%, 10/20/2042	1,000	726,626
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	2,730	2,667,135
Series 2026-1, Class B 9.465%, 07/20/2041(b)	1,000	1,511,457
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.25%, 06/01/2045	1,375	1,449,080

		39,975,502

New Jersey – 2.0%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.625%, 01/01/2045(b)	1,000	1,055,733
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	1,200	1,206,987
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2023 5.398%, 03/01/2033	1,000	1,033,455
Series 2024-S 5.00%, 06/15/2034	1,000	1,132,810
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	150	150,187
New Jersey Educational Facilities Authority (Stevens Institute of Technology Intl) Series 2020-A 5.00%, 07/01/2045	100	102,564

40 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	$280	$284,880
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	550	551,475
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AG Series 2006-C Zero Coupon, 12/15/2033	2,000	1,560,575
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.00%, 06/15/2040	1,250	1,363,862
Series 2024-A 4.00%, 06/15/2042	3,530	3,465,259
5.00%, 06/15/2037	3,750	4,203,524
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-C 5.00%, 01/01/2044	1,000	1,081,833
Series 2025-C 5.00%, 01/01/2032	1,000	1,115,645
Series 2027-A 5.00%, 01/01/2032(a)	1,000	1,090,555
5.00%, 01/01/2033(a)	1,000	1,102,941
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2046	1,000	990,704
Series 2018-B 5.00%, 06/01/2046	3,665	3,563,026

		25,056,015

New Mexico – 0.2%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	1,000	902,192
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	1,000	1,062,945

		1,965,137

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 41

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York – 6.2%
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2062	$1,000	$1,008,215
City of New York NY (City of New York NY) Series 2024-D 4.00%, 04/01/2045	1,000	952,506
Series 2025-B 5.00%, 08/01/2028	1,000	1,051,062
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.50%, 06/15/2057	2,000	1,949,657
Long Island Power Authority (Long Island Power Authority) Series 2023-E 5.00%, 09/01/2048	1,000	1,043,848
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2020-A 5.00%, 11/15/2045	1,000	1,069,244
Series 2020-C 4.75%, 11/15/2045	3,170	3,188,169
5.00%, 11/15/2050	1,000	1,009,039
5.25%, 11/15/2055	1,000	1,015,120
Series 2020-E 4.00%, 11/15/2026	1,155	1,163,286
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	550	548,774
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032	865	906,639
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2046	1,370	1,446,391
Series 2025-E 5.00%, 11/01/2053	1,000	1,024,310

42 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-H 5.00%, 11/01/2044	$1,000	$1,082,933
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	350	53,682
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	2,000	2,059,191
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(b)	1,215	1,215,961
5.375%, 11/15/2040(b)	115	115,075
New York Liberty Development Corp. (7 World Trade Center II) Series 2022 3.00%, 09/15/2043	2,000	1,665,897
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2053	2,000	2,081,127
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(b)	1,000	981,959
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2025-C 5.25%, 03/15/2050	1,000	1,061,746
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022 5.00%, 03/15/2055	10,000	10,263,739
Series 2025-A 5.00%, 03/15/2045	1,610	1,727,136
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	1,990	2,044,055
5.00%, 01/01/2032	3,435	3,515,846
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 0.00%, 12/31/2054(j)	2,000	1,312,627
5.50%, 12/31/2060	1,845	1,864,776

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 43

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK NTO LLC) AG Series 2023 5.00%, 06/30/2049	$1,000	$999,521
5.125%, 06/30/2060	2,000	2,009,069
AG Series 2024 5.00%, 06/30/2049	4,800	4,797,702
5.50%, 06/30/2054	2,000	2,017,682
Series 2025 6.00%, 06/30/2059	6,330	6,674,634
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	150	150,054
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	1,000	1,080,610
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2023-2 5.00%, 12/01/2035	1,285	1,426,506
Series 2024-2 5.00%, 09/01/2034	3,000	3,352,600
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	1,000	1,022,370
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.917%, 05/15/2040	500	386,925
Series 2026 5.00%, 02/01/2028	6,130	6,383,995
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2023-A 4.50%, 05/15/2063	2,310	2,260,120
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2036	1,500	1,578,380
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	300	281,596

44 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 06/01/2048	$1,000	$933,570
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	120	120,209
Westchester County Local Development Corp. (QSH/Tarrytown LLC) Series 2026 6.50%, 12/01/2065(b)	1,000	1,022,654
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(b)	100	93,710

		85,013,917

North Carolina – 1.4%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2048	2,800	2,863,762
5.25%, 07/01/2053	1,575	1,627,546
County of Wake NC (County of Wake NC) Series 2026 5.00%, 04/01/2037	2,000	2,323,811
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2025 3.125%, 12/01/2027	1,085	1,083,278
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2038(b)	1,045	1,125,662
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2023 5.25%, 07/01/2048	2,500	2,580,827
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.25%, 02/01/2055	1,000	1,023,805
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 5.25%, 11/01/2056	1,105	1,110,047

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 45

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2025 5.125%, 10/01/2056	$2,720	$2,730,523
North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2017 5.00%, 01/01/2032	500	506,102
AG Series 2024 Zero Coupon, 01/01/2053	1,000	267,752
Raleigh Durham Airport Authority (Raleigh Durham Airport Authority) Series 2020-A 5.00%, 05/01/2036	1,710	1,804,843
University of North Carolina at Charlotte (The) (University of North Carolina at Charlotte/The) AG Series 2021 2.802%, 04/01/2045	1,000	686,998

		19,734,956

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) AG Series 2023-A 5.00%, 12/01/2048	1,000	1,016,995
5.00%, 12/01/2053	1,250	1,264,582
North Dakota Housing Finance Agency (Prairie Ridge 4 LLLP) Series 2025 6.25%, 10/01/2040	1,000	1,111,504

		3,393,081

Ohio – 3.1%
American Municipal Power, Inc. (American Municipal Power Greenup Hydroelectric Revenue) Series 2025 5.00%, 02/15/2045	2,250	2,392,806
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B Zero Coupon, 06/01/2057	2,000	152,669
5.00%, 06/01/2055	4,000	3,172,484
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	175	174,180

46 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2044	$10,000	$10,605,221
5.25%, 01/01/2045	1,050	1,105,828
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health) Series 2017-A 5.00%, 08/01/2042	1,120	1,139,012
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	205	203,368
5.50%, 02/15/2057	1,500	1,500,056
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,023,159
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	100	76,346
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(e)(f)(g)(h)(i)	79	941
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,064,001
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(b)	1,000	810,563
Ohio Housing Finance Agency (Ohio Housing Finance Agency) Series 2024 7.50%, 03/01/2049	1,000	1,201,789
Ohio State University (The) (Ohio State University) Series 2026 5.00%, 06/01/2035	3,070	3,552,597
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056	100	99,827

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 47

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Reynoldsburg City School District (Reynoldsburg City School District) Series 2014 4.939%, 09/01/2032	$800	$844,617
State of Ohio (State of Ohio) Series 2026-A 5.00%, 09/15/2035	2,000	2,317,382
University of Toledo (University of Toledo) Series 2023-2 4.63%, 06/01/2036(b)(c)	9,520	9,432,714

		40,869,560

Oklahoma – 0.5%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.50%, 08/15/2052	1,000	997,190
Series 2022-A 5.50%, 08/15/2044	1,000	1,023,930
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	4,000	4,506,317

		6,527,437

Oregon – 0.1%
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2024-T 5.00%, 07/01/2032	1,020	1,118,078

Other – 1.4%
2026 Loan Holding-1 (2026 Loan Holding-1) Series 2026-C 3.97% (MUNIPSA + 0.88%), 10/01/2027(b)(d)	2,600	2,584,400
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(b)	444	449,548
ARC70 II Trust (ARC70 2023-1) Series 2023 5.00%, 04/01/2065(b)	2,209	2,135,336

48 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML21) Series 2024-ML21, Class AUS 4.614%, 08/25/2041	$1,279	$1,295,708
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.686%, 10/25/2040	984	989,162
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.704%, 04/25/2042	991	1,027,360
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML24) Series 2024-ML24, Class AUS 4.300%, 05/25/2041	982	964,653
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate (FMMV M052) Series M052, Class A 2.65%, 06/15/2036(d)	375	326,555
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.76%, 08/25/2041	1,982	2,034,607
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 4.837%, 03/25/2042	3,995	4,054,316
Series 2025-M 4.095%, 11/25/2042	1,290	1,305,137
Series 2026-M 4.64%, 10/25/2040	999	1,021,860

		18,188,642

Pennsylvania – 2.9%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 3.79% (MUNIPSA + 0.70%), 11/15/2047(d)	2,000	1,986,483
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2022 5.25%, 05/01/2042(b)	1,215	1,256,402

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 49

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Development Authority) Series 2025 6.00%, 05/01/2042(b)	$1,850	$2,032,863
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039	1,000	939,103
7.00%, 06/30/2039	1,280	1,073,947
8.00%, 06/30/2034	110	112,247
Series 2024-A 6.00%, 06/30/2034	100	105,933
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(b)	250	251,597
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2020-A 5.00%, 11/01/2045	1,500	1,561,686
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2026 5.00%, 04/01/2027	4,000	4,087,220
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	975,060
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,014,152
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.25%, 06/30/2053	1,000	1,003,323
5.75%, 06/30/2048	2,270	2,375,095
5.75%, 12/31/2062	1,000	1,044,383

50 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	$630	$630,441
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(b)	1,000	1,053,966
Series 2026 5.45%, 03/01/2056(b)	1,000	1,006,326
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	100,072
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.79% (MUNIPSA + 0.70%), 11/15/2047(d)	3,000	2,989,294
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) AG Series 2024 5.25%, 11/01/2048	2,500	2,635,757
Pennsylvania State University (The) (Pennsylvania State University) Series 2025 5.00%, 09/01/2044	1,450	1,572,641
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(b)	1,000	1,001,734
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-2 4.53%, 09/01/2040(b)(c)	10,000	9,932,811

		41,742,536

Puerto Rico – 1.7%
Children’s Trust Fund (Children’s Trust Fund) Series 2008-B Zero Coupon, 05/15/2057	5,000	154,177
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A Zero Coupon, 11/01/2051	731	449,283

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 51

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

0.00%, 11/01/2051	$11,600	$3,992,000
5.069%, 11/01/2051	2,253	1,560,157
Series 2022-C Zero Coupon, 11/01/2043	6,963	4,735,179
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	137	134,406
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,993,347
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(e)(h)	85	59,925
5.00%, 07/01/2037(e)(h)	600	423,000
AG Series 2007-V 5.25%, 07/01/2027	1,000	1,006,514
5.25%, 07/01/2031	375	382,629
Series 2008-W 5.00%, 07/01/2028(e)(h)	245	172,725
Series 2008WW 5.375%, 07/01/2024(e)(l)	125	88,125
Series 2010-A 5.25%, 07/01/2025(e)(l)	1,090	768,450
5.25%, 07/01/2029(e)(h)	100	70,500
5.25%, 07/01/2030(e)(h)	15	10,575
Series 2010AAA 5.25%, 07/01/2021(e)(l)	1,360	958,800
Series 2010-C 5.00%, 07/01/2024(e)(l)	25	17,625
5.25%, 07/01/2027(e)(h)	150	105,750
5.25%, 07/01/2028(e)(h)	305	215,025
Series 2010DDD 5.00%, 07/01/2021(e)(l)	15	10,575
Series 2010-X 5.25%, 07/01/2040(e)(h)	820	578,100
5.75%, 07/01/2036(e)(h)	625	440,625
Series 2010ZZ 5.25%, 07/01/2018(e)(l)	150	105,750
5.25%, 07/01/2024(e)(l)	40	28,200
Series 2012-A 5.00%, 07/01/2029(e)(h)	50	35,250
5.00%, 07/01/2042(e)(h)	100	70,500
5.05%, 07/01/2042(e)(h)	110	77,550

52 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2013-A 7.00%, 07/01/2033(e)(h)	$100	$70,500
7.00%, 07/01/2040(e)(h)	100	70,500
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	32	32,190
6.625%, 01/01/2028	246	245,136
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,113,847
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	12	11,564
Zero Coupon, 07/01/2046	2,111	752,452
Series 2019-A 5.00%, 07/01/2058	3,967	3,853,167

		24,794,098

South Carolina – 1.0%
Charleston County Airport District (Charleston County Airport District) Series 2024-A 5.25%, 07/01/2043	1,600	1,729,077
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	99,766
5.41%, 11/01/2039	310	305,081
6.28%, 11/01/2039	100	98,493
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(b)	1,000	906,099
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028(f)(g)(i)(m)	160	160,457
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	1,000	1,072,166

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 53

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2044	$3,000	$3,236,673
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(b)	1,200	1,219,014
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023-A 6.50%, 02/01/2056(b)	565	572,021
Series 2023-B 7.50%, 08/01/2047(b)	210	207,345
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(e)(f)(h)	100	11,000
6.50%, 06/01/2051(e)(f)(h)	300	33,000
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.25%, 11/01/2044	2,000	2,155,975
5.50%, 11/01/2050	1,000	1,059,023
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(j)	410	313,261
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 4.00%, 12/01/2030	1,000	1,002,428
South Carolina Public Service Authority (Prerefunded - US Treasuries) Series 2016-A 5.00%, 12/01/2036	85	85,157
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2036	180	180,239
Series 2025-B 5.00%, 12/01/2045	2,000	2,121,309

		16,567,584

South Dakota – 0.1%
County of Lincoln SD (Augustana University Association/SD) Series 2021 4.00%, 08/01/2061	1,000	748,541

54 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	$150	$155,113

		903,654

Tennessee – 2.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,070	1,066,732
5.125%, 12/01/2042(b)	1,000	983,466
Series 2016-B Zero Coupon, 12/01/2031(b)	150	112,117
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(f)	200	195,706
9.5%, 11/01/2052(f)	415	388,648
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (EC Burning Tree LLC) Series 2025 5.00%, 10/01/2028	1,000	1,026,873
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Prerefunded - US Govt Agencies) Series 2016 5.00%, 07/01/2035	215	215,784
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2024 5.00%, 07/01/2034	1,000	1,123,912
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(e)(f)(g)(h)(i)	107	1,270
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Govt of Nashville & Davidson County TN) AG Series 2023-A 5.25%, 07/01/2053	1,000	1,044,532

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 55

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Government of Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(b)	$955	$429,368
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue (Metropolitan Govt of Nashville & Davidson County TN Water & Sewer Revenue) Series 2025 5.00%, 07/01/2050	2,500	2,610,751
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2052	3,500	3,642,143
Series 2026-B 5.00%, 07/01/2035	2,375	2,646,438
5.00%, 07/01/2036	1,000	1,113,673
5.00%, 07/01/2039	3,000	3,278,120
5.00%, 07/01/2040	1,000	1,088,304
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	1,000	1,062,657
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	1,000	1,029,272
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	3,910	4,178,706
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	2,000	2,117,868
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	200	161,652

		29,517,992

Texas – 4.9%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2025 5.75%, 06/15/2055(b)	1,000	1,009,129

56 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(b)	$200	$197,192
6.375%, 06/01/2062(b)	250	246,948
Austin Convention Enterprises, Inc. (Austin Convention Enterprises) Series 2017-A 5.00%, 01/01/2034	500	501,480
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(b)	400	299,303
Beaumont Housing Authority (Beaumont Housing Authority) Series 2025 6.50%, 07/01/2055(b)	1,000	990,633
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040	1,000	993,072
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2019-B 5.00%, 08/15/2049	2,915	3,225,486
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042(e)(f)(g)(h)(i)	469	47
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(b)	4,760	327,438
6.00%, 12/01/2062	555	521,349
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(b)	270	241,225
6.25%, 12/01/2054(b)	100	84,591
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.50%, 07/15/2038	4,645	4,945,996

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 57

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.50%, 09/01/2058	$1,500	$1,574,726
AG Series 2026-C Zero Coupon, 09/01/2049	2,000	616,929
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,000	926,135
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2028(b)	100	100,024
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.00%, 11/01/2033	1,000	1,104,782
5.00%, 11/01/2034	2,370	2,631,670
5.00%, 11/01/2035	2,000	2,210,828
5.25%, 11/01/2037	1,000	1,113,594
5.25%, 11/01/2039	1,850	2,038,300
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital Obligated Group) Series 2026-A 5.00%, 12/01/2029	4,680	5,031,306
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 3.94% (MUNIPSA + 0.85%), 07/01/2049(d)	2,070	2,070,130
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050	2,575	2,633,986
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B Zero Coupon, 12/01/2042	1,400	604,132
Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	500	501,795

58 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Lower Colorado River Authority (Lower Colorado River Authority) Series 2024 5.00%, 05/15/2040	$1,690	$1,826,214
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	755	754,981
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	300	256,984
Series 2025 6.75%, 07/01/2044	220	229,764
7.125%, 07/01/2056	100	103,124
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	84,283
Series 2022 4.00%, 01/01/2047	100	76,634
5.00%, 01/01/2057	200	165,990
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	1,000	1,031,370
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(b)	1,000	1,009,706
North East Texas Regional Mobility Authority (North East Texas Regional Mobility Authority) Series 2025-A 5.00%, 01/01/2042	1,500	1,596,987
North Texas Tollway Authority (North Texas Tollway System) AG Series 2008D Zero Coupon, 01/01/2034	1,000	775,451
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(b)	2,000	1,820,117
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.25%, 01/01/2054(b)	2,000	1,817,426

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 59

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

10.00%, 07/01/2026(b)	$1,000	$1,000,413
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 2.625%, 01/01/2031(b)	300	254,925
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052	2,000	2,088,964
Tarrant County Cultural Education Facilities Finance Corp. (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2051	1,000	1,114,611
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group) Series 2026 5.00%, 11/15/2029	1,480	1,593,009
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	329	284,513
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2025(e)(g)(i)(l)	552	– 0	–
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2039	1,000	1,106,354
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.506% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(d)	1,725	1,728,483
Series 2012-C 3.287% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(d)	1,735	1,736,554
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	1,000	1,050,417
5.00%, 12/15/2031	1,000	1,066,163

60 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	$3,000	$3,277,934
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,132,313
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036(a)	2,730	2,844,240
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	2,000	2,111,564

		71,681,714

Utah – 1.0%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2017-A 5.00%, 07/01/2042	2,000	2,004,001
Series 2023-A 5.00%, 07/01/2034	1,000	1,101,098
Series 2025-A 5.00%, 07/01/2036	1,870	2,074,814
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	1,000	995,305
Mida Mountain Village Public Infrastructure District (Mida Mountain Village Public Infrastructure District) Series 2025-1 5.50%, 06/01/2050(b)	1,850	1,872,188
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	500	422,329
Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	1,000	1,015,914
Series 2025-A 5.875%, 03/01/2045	1,655	1,730,356

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 61

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(b)(j)	$434	$383,036
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2022 5.00%, 10/15/2046	1,000	1,001,325
Series 2024 5.00%, 10/15/2027	465	474,951
Series 2025 5.25%, 10/15/2037	1,000	1,068,413
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(b)	200	168,214
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,000	1,034,721

		15,346,665

Vermont – 0.0%
Vermont Economic Development Authority (Casella Waste Systems) Series 2022 5.00%, 06/01/2052(b)	500	504,916

Virginia – 0.7%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(b)	615	600,850
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(b)	1,000	992,956
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	420	364,723
Virginia College Building Authority (Marymount University) Series 2015-A 5.00%, 07/01/2045(b)	1,000	767,106

62 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	$2,000	$1,618,263
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	1,000	892,745
5.00%, 07/01/2038	1,180	1,234,056
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 07/01/2034	2,000	2,009,189
Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2056	1,765	1,706,235
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(b)	430	415,974
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.069% (SOFR + 5.50%), 06/01/2029(d)(e)(f)(h)	530	212,000
8.50%, 06/01/2042(e)(f)(h)	615	246,000

		11,060,097

Washington – 2.6%
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	100	108,853
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2025 7.00%, 12/01/2060	1,300	1,315,868
King County School District No. 405 Bellevue (King County School District No. 405 Bellevue) Series 2026 5.00%, 12/01/2027(a)	1,000	1,036,273
Port of Seattle WA (Port of Seattle WA) Series 2022 5.00%, 08/01/2030	1,000	1,077,932
5.00%, 08/01/2033	2,500	2,739,789
5.50%, 08/01/2047	1,500	1,582,920
Series 2025-B 5.00%, 10/01/2029	1,000	1,066,276

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 63

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2033	$3,000	$3,320,781
5.00%, 10/01/2040	7,000	7,575,745
State of Washington (State of Washington) Series 2023-2 5.00%, 08/01/2037	2,500	2,786,807
Series 2026-C 5.00%, 02/01/2038	2,000	2,284,845
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	2,140	2,179,999
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2017 5.00%, 08/15/2035	1,245	1,267,128
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.25%, 01/01/2043(b)	1,000	956,643
Series 2019-A 5.00%, 01/01/2055(b)	1,000	911,372
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	260	250,796
Series 2021-1, Class X 0.727%, 12/20/2035(k)	912	32,583
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class X 1.496%, 04/20/2037(k)	1,949	180,533
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050	1,976	1,926,192
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 4.080%, 08/20/2063	994	957,964

		33,559,299

West Virginia – 0.3%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(b)	250	212,821

64 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.75%, 06/01/2043(b)	$880	$940,803
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(b)(j)	510	115,144
7.00%, 06/01/2043(b)	100	106,116
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.006%, 06/01/2040	3,000	2,486,184
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(e)(f)(h)	1,000	600,000

		4,461,068

Wisconsin – 4.3%
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(e)(g)(i)(l)	284	– 0	–
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A1 4.157%, 01/20/2041	2,997	2,883,724
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(b)	200	184,735
State of Wisconsin (State of Wisconsin) Series 2027-1 5.00%, 05/01/2030(a)	2,000	2,133,456
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	200	194,566
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	1,000	1,025,644
5.875%, 07/01/2055	1,000	1,004,624

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 65

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	$100	$84,853
4.00%, 01/01/2057	1,000	779,822
Wisconsin Health & Educational Facilities Authority (Sanford Obligated Group) BAM Series 2024 5.25%, 02/15/2054	2,500	2,585,124
Wisconsin Health & Educational Facilities Authority (St. John’s Communities Obligated Group) Series 2022 4.00%, 09/15/2036	775	753,327
4.00%, 09/15/2041	765	714,438
4.00%, 09/15/2045	650	571,857
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(b)	100	90,677
Series 2022-A 3.875%, 12/01/2039(b)	460	415,083
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 3.75%, 06/01/2030(b)	275	262,244
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(b)	1,000	1,077,234
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	1,000	460,725
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(f)	1,000	913,484
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2062	1,000	968,555
6.00%, 02/01/2062(b)	1,000	1,023,574
Wisconsin Public Finance Authority (Creekhaven Wildrye & Furst Ranch Projects) Series 2026 Zero Coupon, 12/15/2036(b)	1,000	508,940

66 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(e)(f)(h)	$1,000	$793,633
Wisconsin Public Finance Authority (Denton County Municipal Utility District No. 16) Series 2024 5.75%, 12/15/2033(b)	1,000	999,029
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(b)	500	452,534
6.625%, 02/01/2046(b)	375	313,229
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	1,315	1,265,429
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(b)	2,585	805,216
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(b)	1,840	1,918,975
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	680	490,450
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 7.25%, 12/01/2042(b)	265	276,266
7.50%, 12/01/2052(b)	160	167,179
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(b)	295	226,986
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(b)	1,000	588,119
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	100	78,069

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 67

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2050(b)	$25	$26,953
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.75%, 07/01/2049	2,500	2,588,218
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(b)	1,000	1,105,586
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	1,000	1,040,449
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(b)	1,000	1,113,854
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	500	354,377
Series 2022 4.00%, 06/01/2049(b)	100	74,911
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	1,000	1,004,405
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2034	1,300	1,207,571
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	3,985	4,082,025
5.75%, 12/31/2065	5,450	5,570,840
6.50%, 06/30/2060	3,535	3,891,123
6.50%, 12/31/2065	4,955	5,450,369
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.50%, 06/15/2055	1,000	955,075

68 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2027(b)	$130	$132,260
5.00%, 10/01/2029(b)	100	103,814
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051(b)	1,000	807,468
Wisconsin Public Finance Authority (Waterstone Projects) 5.50%, 12/15/2038(b)	924	925,313
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061	1,000	979,200
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-Muni Certificates) Series 2026 3.625%, 06/15/2063	1,440	1,432,661

		59,858,272

Total Long-Term Municipal Bonds (cost $1,308,045,681)		1,303,827,448

Short-Term Municipal Notes – 6.5%
California – 0.5%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2024-H 3.00%, 04/01/2059(n)	4,000	4,000,000
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	2,000	2,006,929
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 3.54%, 10/01/2047(b)(n)	1,000	1,000,000

		7,006,929

Colorado – 1.1%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County) Series 2008 3.35%, 02/01/2038(n)	615	615,000

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 69

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026	$3,150	$3,161,556
Series 2026 5.00%, 06/30/2026	13,000	13,045,650

		16,822,206

Connecticut – 0.4%
City of Danbury CT (City of Danbury CT) Series 2026 4.00%, 02/22/2027	2,500	2,529,315
Town of Greenwich CT (Town of Greenwich CT) Series 2026 4.00%, 02/04/2027	3,000	3,033,236

		5,562,551

Florida – 0.2%
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2025-B 5.00%, 10/01/2026	1,750	1,766,579
Florida Gulf Coast University Financing Corp. (Florida Gulf Coast University Financing) Series 2009-A 3.12%, 02/01/2039(n)	900	900,000

		2,666,579

Idaho – 0.3%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 3.45%, 03/01/2048(n)	3,425	3,425,000

Illinois – 0.2%
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018 3.35%, 11/15/2037(n)	2,180	2,180,000

Kentucky – 0.1%
Kentucky Economic Development Finance Authority (St. Elizabeth Community Health Support) Series 2018 3.50%, 05/01/2033(n)	835	835,000

70 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland – 0.1%
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) Series 2008 3.30%, 07/01/2041(n)	$1,060	$1,060,000

Massachusetts – 0.5%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	5,595	5,646,168
Massachusetts Development Finance Agency (Trustees of The College of The Holy Cross) Series 2018 3.35%, 09/01/2037(n)	1,600	1,600,000

		7,246,168

Michigan – 0.4%
Grand Traverse County Hospital Finance Authority (Munson Healthcare Obligated Group) Series 2019 3.40%, 07/01/2041(n)	5,800	5,800,000
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 3.35%, 06/01/2034(n)	600	600,000

		6,400,000

New Jersey – 0.6%
Essex County Improvement Authority (County of Essex NJ) Series 2026 4.00%, 03/12/2027	2,000	2,023,857
Jersey City Redevelopment Agency (Jersey City Redevelopment Agency) Series 2025 5.00%, 12/09/2026	2,000	2,027,510
Monmouth County Improvement Authority (The) (Monmouth County Improvement Authority/The) Series 2026 4.00%, 03/12/2027	2,000	2,025,214

		6,076,581

New York – 0.5%
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2019-2 3.45%, 11/01/2032(n)	565	565,000

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 71

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	$3,150	$3,161,730
Series 2026 4.00%, 03/05/2027	2,500	2,530,742
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2018-2 3.45%, 01/01/2031(n)	2,000	2,000,000
Series 2022-B 3.45%, 01/01/2033(n)	150	150,000

		8,407,472

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 3.35%, 01/15/2044(n)	1,100	1,100,000

Oregon – 0.0%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 3.40%, 08/01/2034(n)	600	600,000

Other – 1.1%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2026-M 4.052% (SOFR + 0.40%), 08/25/2041(d)	10,000	9,934,800
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 3.54%, 03/01/2029(n)	2,200	2,200,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 3.54%, 03/01/2029(n)	2,700	2,700,000

		14,834,800

Pennsylvania – 0.0%
Delaware Valley Regional Finance Authority (Delaware Valley Regional Finance Authority) Series 2024-B 3.35%, 09/01/2059(n)	400	400,000

72 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Rhode Island – 0.0%
Rhode Island Health & Educational Building Corp. (Bryant University) Series 2008 3.50%, 06/01/2035(n)	$300	$300,000

South Carolina – 0.1%
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026	1,500	1,509,176

Virginia – 0.2%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	2,000	2,009,504

Wisconsin – 0.1%
Wisconsin Public Finance Authority (Deutsche Bank AG) Series 2026 3.588% (SOFR + 1.15%), 12/01/2068(b)(d)	1,070	1,070,308
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(e)(f)(g)(i)(l)	600	– 0	–
Series 2023 15.00%, 04/30/2023(e)(f)(g)(i)(l)	175	2

		1,070,310

Total Short-Term Municipal Notes (cost $90,399,436)		89,512,276

Total Municipal Obligations (cost $1,398,445,117)		1,393,339,724

CORPORATES - INVESTMENT GRADE – 0.4%
Industrial – 0.3%
Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 4.00%, 08/01/2028(b)	400	390,832
YMCA of Greater New York 2.303%, 08/01/2026	495	492,228

		883,060

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 73

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Other Industrial – 0.2%
Trustees of Columbia University in the City of New York (The) Series 2024 4.355%, 10/01/2035	$3,000	$2,898,810

		3,781,870

Financial Institutions – 0.1%
Banking – 0.1%
Bank of New York Mellon Corp. (The) Series H 7.166%, 06/20/2026(o)	100	100,349
Citigroup, Inc. Series Z 7.375%, 05/15/2028(o)	1,000	1,026,920
Huntington Bancshares, Inc./OH Series F 5.625%, 07/15/2030(o)	100	101,247
Truist Financial Corp. Series Q 5.10%, 03/01/2030(o)	100	100,650

		1,329,166

Total Corporates - Investment Grade (cost $5,183,822)		5,111,036

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Floating Rate CMBS – 0.2%
DBC Mortgage Trust Series 2025-DBC, Class B 5.255% (CME Term SOFR 1 Month + 1.60%), 11/15/2042(b)(d)	2,441	2,440,601

Non-Agency Fixed Rate CMBS – 0.1%
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.912%, 10/15/2042(b)	2,000	1,990,801

Total Commercial Mortgage-Backed Securities (cost $4,440,601)		4,431,402

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Risk Share Floating Rate – 0.3%
Connecticut Avenue Securities Trust Series 2026-R01, Class 2M1 4.645% (CME Term SOFR + 1.00%), 01/25/2046(b)(d)	2,520	2,520,072

74 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Structured Agency Credit Risk Series 2026-DNA1, Class A1 4.495% (CME Term SOFR + 0.85%), 02/25/2046(b)(d)	$1,850	$1,849,488

Total Collateralized Mortgage Obligations (cost $4,369,646)		4,369,560

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Industrial – 0.1%
Communications - Media – 0.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	309	259,062
DISH DBS Corp. 5.25%, 12/01/2026(b)	240	237,648
5.75%, 12/01/2028(b)	250	245,325

		742,035

Consumer Cyclical - Entertainment – 0.1%
Wild Rivers Water Park 8.50%, 11/01/2051(g)(i)(p)	1,225	753,069

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(e)(g)(i)(l)	159	1,896

		1,497,000

Utility – 0.1%
Electric – 0.0%
Vistra Corp. 7.00%, 12/15/2026(b)(o)	225	225,538

Other Utility – 0.1%
YMCA of Greater New York 2.303%, 08/01/2026	505	502,551

		728,089

Total Corporates - Non-Investment Grade (cost $2,739,689)		2,225,089

ASSET-BACKED SECURITIES – 0.0%
Autos - Fixed Rate – 0.0%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	322	325,000

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 75

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Other ABS - Fixed Rate – 0.0%
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)	$195	$184,411

Total Asset-Backed Securities (cost $516,495)		509,411

	Shares
WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
DesertXpress Enterprises LLC, expiring 12/31/2026(e)(g)(i)(p) (cost $0)	41,330	61,995

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(e)(g)(i) (cost $96,593)	5,418	15,766

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio-Class AB, 3.50%(q)(r)(s) (cost $16,406,405)	16,406,405	16,406,405

Total Investments – 103.2% (cost $1,432,198,368)		1,426,470,388
Other assets less liabilities – (3.2%)		(44,481,072)

Net Assets – 100.0%		$1,381,989,316

76 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2026	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.31%	USD 22,700	$(1,749,438)	$(870,452)	$(878,986)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	35,600	10/15/2029	2.545%	CPI#	Maturity	$481,694	$	– 0	–	$481,694
USD	12,700	10/15/2029	2.485%	CPI#	Maturity	208,904		– 0	–	208,904

						$690,598	$	– 0	–	$690,598

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	7,900	10/15/2030	1 Day SOFR	4.092%	Annual	$138,671	$	– 0	–	$138,671
USD	14,900	03/12/2032	1 Day SOFR	3.772%	Annual	11,814		– 0	–	11,814
USD	9,400	03/12/2032	1 Day SOFR	3.789%	Annual	16,063		– 0	–	16,063
USD	20,400	01/03/2033	1 Day SOFR	3.695%	Annual	(115,486)		– 0	–	(115,486)
USD	3,800	02/15/2035	3.603%	1 Day SOFR	Annual	83,440		(262)		83,702
USD	2,525	02/15/2035	3.838%	1 Day SOFR	Annual	10,021		(651)		10,672
USD	15,200	09/25/2035	3.587%	1 Day SOFR	Annual	420,340		– 0	–	420,340
USD	10,900	10/25/2035	3.521%	1 Day SOFR	Annual	361,393		– 0	–	361,393

						$926,256		$(913)		$927,169

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 77

PORTFOLIO OF INVESTMENTS (continued)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Bank of America NA	USD	1,500	05/06/2026	MMD 10 Year^	3.660%	Maturity	$102,418	$	– 0	–	$102,418
Bank of America NA	USD	2,000	06/25/2026	MMD 10 Year^	3.570%	Maturity	97,449		– 0	–	97,449
Bank of America NA	USD	2,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	86,313		– 0	–	86,313
Bank of America NA	USD	5,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	(71,259)		– 0	–	(71,259)
Bank of America NA	USD	5,000	04/14/2027	MMD 10 Year^	3.320%	Maturity	(29,921)		– 0	–	(29,921)
Citibank NA	USD	2,220	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	111,722		– 0	–	111,722
JPMorgan Chase Bank NA	USD	1,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	63,781		– 0	–	63,781
JPMorgan Chase Bank NA	USD	5,000	12/02/2026	MMD 5 Year^	2.680%	Maturity	(37,929)		– 0	–	(37,929)
JPMorgan Chase Bank NA	USD	5,000	01/13/2027	MMD 5 Year^	2.520%	Maturity	(86,057)		– 0	–	(86,057)
JPMorgan Chase Bank NA	USD	5,000	02/10/2027	MMD 5 Year^	2.600%	Maturity	(72,586)		– 0	–	(72,586)
JPMorgan Chase Bank NA	USD	5,000	02/18/2027	MMD 5 Year^	2.540%	Maturity	(88,835)		– 0	–	(88,835)
JPMorgan Chase Bank NA	USD	5,000	03/01/2027	MMD 5 Year^	2.540%	Maturity	(99,404)		– 0	–	(99,404)
JPMorgan Chase Bank NA	USD	5,000	04/22/2027	MMD 5 Year^	2.850%	Maturity	(27,966)		– 0	–	(27,966)
Morgan Stanley Bank NA	USD	1,500	05/29/2026	MMD 10 Year^	3.660%	Maturity	92,607		– 0	–	92,607
Morgan Stanley Bank NA	USD	1,500	07/13/2026	MMD 5 Year^	2.930%	Maturity	16,355		– 0	–	16,355
Royal Bank of Canada	USD	5,000	10/13/2026	MMD 5 Year^	2.610%	Maturity	(44,939)		– 0	–	(44,939)
Royal Bank of Canada	USD	3,000	03/29/2027	MMD 10 Year^	3.600%	Maturity	66,955		– 0	–	66,955

							$78,704	$	– 0	–	$78,704

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2026, the aggregate market value of these securities amounted to $242,252,144 or 17.5% of net assets.

(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2026.

(e)	Non-income producing security.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.08% of net assets as of April 30, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020 - 07/20/2022	$1,086,617	$15,700	0.00%

78 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042	06/08/2022	$459,352	$47	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	04/07/2020	41,277	941	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	246,505	123,686	0.01%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021 - 03/07/2025	155,172	130,157	0.01%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021	101,512	54,909	0.00%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	955,000	951,218	0.07%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019 - 06/09/2022	941,757	60,990	0.00%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.251%, 11/01/2046	06/24/2024	9,540,000	9,493,920	0.69%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	200,000	195,706	0.01%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.5%, 11/01/2052	11/25/2022 - 06/13/2025	414,628	388,648	0.03%
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028	03/26/2025 - 12/18/2025	160,457	160,457	0.01%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	106,436	1,270	0.00%

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PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	$494,687	$25,000		0.00%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	755,000	754,981		0.05%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	07/20/2022	84,555	11,000		0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 - 10/20/2022	269,304	33,000		0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.069%, 06/01/2029	06/08/2022	530,000	212,000		0.01%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022	615,000	246,000		0.02%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	1,000,000	600,000		0.04%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	1,000,000	913,484		0.07%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053	07/10/2023	1,000,000	793,633		0.06%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	600,000	– 0	–	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	175,000	2		0.00%

(g)	Fair valued by the Adviser.

(h)	Defaulted.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2026.

(k)	IO – Interest Only.

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PORTFOLIO OF INVESTMENTS (continued)

(l)	Defaulted matured security.

(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2026.

(n)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(p)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value	Percentage of Net Assets
DesertXpress Enterprises LLC	11/28/2025 - 12/16/2025	$	– 0	–	$61,995	0.00%
Wild Rivers Water Park 8.50%, 11/01/2051	06/10/2021 - 05/09/2022		1,158,340		753,069	0.05%

(q)	The rate shown represents the 7-day yield as of period end.

(r)	Affiliated investments.

(s)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

As of April 30, 2026, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.6% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Association

ID – Improvement District

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index.

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

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STATEMENT OF ASSETS & LIABILITIES

April 30, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,415,791,963)	$1,410,063,983
Affiliated issuers (cost $16,406,405)	16,406,405
Cash collateral due from broker	3,008,281
Interest receivable	18,743,090
Receivable for capital stock sold	3,242,905
Unrealized appreciation on interest rate swaps	637,600
Receivable for investment securities sold	216,830
Receivable due from Adviser	125,795
Affiliated dividends receivable	58,075
Receivable for terminated centrally cleared interest rate swaps	28,508

Total assets	1,452,531,472

Liabilities
Due to custodian	44,358
Cash collateral due to broker	654,000
Payable for floating rate notes issued(a)	44,310,000
Payable for investment securities purchased	21,335,717
Payable for capital stock redeemed	2,841,123
Unrealized depreciation on interest rate swaps	558,896
Advisory fee payable	500,473
Administrative fee payable	80,764
Payable for variation margin on centrally cleared swaps	39,733
Distribution fee payable	33,928
Dividends payable	9,533
Transfer Agent fee payable	1,062
Directors’ fees payable	984
Accrued expenses and other liabilities	131,585

Total liabilities	70,542,156

Net Assets	$1,381,989,316

Composition of Net Assets
Capital stock, at par	$130,330
Additional paid-in capital	1,396,892,741
Accumulated loss	(15,033,755)

Net Assets	$1,381,989,316

Net Asset Value Per Share—21 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$120,921,991	11,403,721	$10.60	*

C	$11,739,085	1,107,126	$10.60

Advisor	$1,249,328,240	117,818,750	$10.60

*	The maximum offering price per share for Class A shares was $10.93, which reflects a sales charge of 3.00%.
(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended April 30, 2026 (unaudited)

Investment Income
Interest	$27,022,977
Dividends—Affiliated issuers	617,655
Other income	2,505	$27,643,137

Expenses
Advisory fee (see Note B)	2,734,560
Distribution fee—Class A	126,651
Distribution fee—Class C	58,229
Transfer agency—Class A	35,826
Transfer agency—Class C	3,892
Transfer agency—Advisor Class	379,784
Custody and accounting	81,710
Registration fees	70,055
Administrative	47,953
Legal	32,389
Audit and tax	32,146
Printing	25,617
Directors’ fees	12,661
Miscellaneous	18,776

Total expenses before interest/bank overdraft expense	3,660,249
Interest/bank overdraft expense	737,635

Total expenses	4,397,884
Less: expenses waived and reimbursed by the Adviser (see Note B)	(466,189)

Net expenses		3,931,695

Net investment income		23,711,442

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		(278,027)
Swaps		2,225,229
Net change in unrealized appreciation (depreciation) of:
Investments		(8,815,210)
Swaps		(2,834,559)

Net loss on investment transactions		(9,702,567)

Net Increase in Net Assets from Operations		$14,008,875

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$23,711,442	$32,075,973
Net realized gain (loss) on investment transactions	1,947,202	(2,584,123)
Net change in unrealized appreciation (depreciation) of investments	(11,649,769)	11,250,266

Net increase in net assets from operations	14,008,875	40,742,116
Distributions to Shareholders
Class A	(1,815,777)	(2,472,025)
Class C	(165,382)	(288,696)
Advisor Class	(21,146,123)	(29,030,837)
Capital Stock Transactions
Net increase	338,913,489	395,444,529

Total increase	329,795,082	404,395,087
Net Assets
Beginning of period	1,052,194,234	647,799,147

End of period	$1,381,989,316	$1,052,194,234

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of six portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares are currently not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases not exceeding $500,000. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange

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NOTES TO FINANCIAL STATEMENTS (continued)

(other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically recorded at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including

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NOTES TO FINANCIAL STATEMENTS (continued)

broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are

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NOTES TO FINANCIAL STATEMENTS (continued)

determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,303,525,347		$302,101	(a)	$1,303,827,448
Short-Term Municipal Notes		– 0	–	89,512,274		2	(a)	89,512,276
Corporates – Investment Grade		– 0	–	5,111,036		– 0	–	5,111,036
Commercial Mortgage-Backed Securities		– 0	–	4,431,402		– 0	–	4,431,402
Collateralized Mortgage Obligations		– 0	–	4,369,560		– 0	–	4,369,560
Corporates – Non-Investment Grade		– 0	–	1,470,124		754,965		2,225,089
Asset-Backed Securities		– 0	–	509,411		– 0	–	509,411
Warrants		– 0	–	– 0	–	61,995		61,995
Preferred Stocks		– 0	–	– 0	–	15,766		15,766
Short-Term Investments		16,406,405		– 0	–	– 0	–	16,406,405

Total Investments in Securities		16,406,405		1,408,929,154		1,134,829	(a)	1,426,470,388
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	690,598		– 0	–	690,598	(c)
Centrally Cleared Interest Rate Swaps		– 0	–	1,041,742		– 0	–	1,041,742	(c)
Interest Rate Swaps		– 0	–	637,600		– 0	–	637,600
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(1,749,438)		– 0	–	(1,749,438	)(c)
Centrally Cleared Interest Rate Swaps		– 0	–	(115,486)		– 0	–	(115,486	)(c)
Interest Rate Swaps		– 0	–	(558,896)		– 0	–	(558,896)

Total		$16,406,405		$1,408,875,274		$1,134,829	(a)	$1,426,416,508

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

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NOTES TO FINANCIAL STATEMENTS (continued)

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes s discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to the fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

8. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the excess over $2.5 billion up to $5 billion and .35% in excess of $5 billion of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with securities sold short, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to .75%, 1.50% and .50%, of average daily net assets for Class A, Class C and Advisor Class shares, respectively. For the six months ended April 30, 2026, such reimbursements/waivers amounted to $432,242. The Expense Caps may not be terminated before January 31, 2027.

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NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2026, the reimbursement for such services amounted to $47,953.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $35,226 for the six months ended April 30, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $230 from the sale of Class A shares and received $0 and $1,029 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2026.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2026, such waiver amounted to $33,947.

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2026 is as follows:

Portfolio	Market Value 10/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$33,334	$218,350	$235,278	$16,406	$618

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up

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to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $78,495 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2026 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$414,697,417	$63,170,785
U.S. government securities	20,257,307	19,592

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$22,129,330
Gross unrealized depreciation	(27,039,825)

Net unrealized depreciation	$(4,910,495)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. A swap is an agreement

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that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain (loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate, inflation and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash

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collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2026, the Fund held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund

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against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended April 30, 2026, the Fund held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect

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upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended April 30, 2026, the Fund held credit default swaps for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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During the six months ended April 30, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts				Payable for variation margin on centrally cleared swaps	$878,986	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$1,733,253	*	Payable for variation margin on centrally cleared swaps	115,486	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	637,600		Unrealized depreciation on interest rate swaps	558,896

Total		$2,370,853			$1,553,368

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) of centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$328,827	$(848,150)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	1,896,402	(1,986,409)

Total		$2,225,229	$(2,834,559)

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The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2026:

Interest Rate Swaps:
Average notional amount	$48,720,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$101,937,857
Centrally Cleared Inflation Swaps:
Average notional amount	$64,150,000
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$21,006,571

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$286,180	$(101,180)		$(185,000)		$	– 0	–	$	– 0	–
Citibank NA	111,722	– 0	–	(111,722)			– 0	–		– 0	–
JPMorgan Chase Bank NA	63,781	(63,781)		– 0	–		– 0	–		– 0	–
Morgan Stanley Bank NA	108,962	– 0	–	(108,962)			– 0	–		– 0	–
Royal Bank of Canada	66,955	(44,939)		– 0	–		– 0	–		22,016

Total	$637,600	$(209,900)		$(405,684)		$	– 0	–		$22,016	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*			Net Amount of Deriviatives Liabilities
Bank of America NA	$101,180	$(101,180)		$ – 0	–	$	– 0	–	$	– 0	–
JPMorgan Chase Bank NA	412,777	(63,781)		(262,000)			– 0	–		86,996
Royal Bank of Canada	44,939	(44,939)		– 0	–		– 0	–		– 0	–

Total	$558,896	$(209,900)		$(262,000)		$	– 0	–		$86,996	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025

Class A
Shares sold	4,947,542	5,313,829	$52,755,819	$55,975,345

Shares issued in reinvestment of dividends	107,055	157,491	1,139,792	1,655,130

Shares converted from Class C	10,384	59,955	110,655	630,923

Shares redeemed	(994,800)	(2,440,728)	(10,560,613)	(25,544,175)

Net increase	4,070,181	3,090,547	$43,445,653	$32,717,223

Class C
Shares sold	178,751	459,592	$1,905,120	$4,853,817

Shares issued in reinvestment of dividends	11,728	21,155	124,894	222,615

Shares converted to Class A	(10,384)	(59,955)	(110,655)	(630,923)

Shares redeemed	(124,449)	(268,267)	(1,326,872)	(2,829,996)

Net increase	55,646	152,525	$592,487	$1,615,513

Advisor Class
Shares sold	37,887,565	54,907,208	$403,593,314	$574,901,352

Shares issued in reinvestment of dividends	1,098,427	1,561,279	11,696,997	16,418,117

Shares redeemed	(11,315,212)	(22,027,588)	(120,414,962)	(230,207,676)

Net increase	27,670,780	34,440,899	$294,875,349	$361,111,793

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a

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security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating.

There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk—From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Fund

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shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

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Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum of the Facility amount is allocated among the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETFs’unitary fee structure. The Fund did not utilize the Facility during the six months ended April 30, 2026.

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NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$1,939,646	$1,513,214

Total taxable distributions	$1,939,646	$1,513,214
Tax exempt distributions	29,851,912	20,527,287

Total distributions paid	$31,791,558	$22,040,501

As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(13,524,233	)(a)
Unrealized appreciation (depreciation)	7,608,886	(b)

Total accumulated earnings (deficit)	$(5,915,347	)(c)

(a)	As of October 31, 2025, the Fund had a net capital loss carryforward of $13,529,660.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of tender option bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of bond restructuring.

(c)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2025, the Fund had a net short-term capital loss carryforward of $11,644,074 and a net long-term capital loss carryforward of $1,885,586, which may be carried forward for an indefinite period.

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

The Fund may engage in tender option bond (“TOB”) transactions in which the Fund transfers a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Fund buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have

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the trustee transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Fund’s expense ratio. At April 30, 2026, the amount of the Fund’s Floating Rate Notes outstanding was $44,310,000 and the related interest rate was 3.10% to 3.50%. For the six months ended April 30, 2026, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were $47,727,127 and 3.07%, respectively.

The Fund may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the Fund’s portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Fund’s financial statements as a secured borrowing.

NOTE J

Subsequent Events

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.68	$ 10.65	$ 9.76	$ 9.87	$ 11.56	$ 10.82

Income From Investment Operations

Net investment income(a)(b)	.19	.40	.40	.36	.21	.22

Net realized and unrealized gain (loss) on investment transactions	(.08)	.03	.87	(.10)	(1.69)	.75

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.11	.43	1.27	.26	(1.48)	.97

Less: Dividends

Dividends from net investment income	(.19)	(.40)	(.38)	(.37)	(.21)	(.23)

Net asset value, end of period	$ 10.60	$ 10.68	$ 10.65	$ 9.76	$ 9.87	$ 11.56

Total Return

Total investment return based on net asset value(d)	1.03%	4.10%	13.13	%(e)	2.43%	(12.93)%	9.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$120,922	$78,309	$45,168	$44,249	$29,037	$29,381

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)	.87	%(h)	.96%	1.06%	.88%	.76%	.76%

Expenses, before waiver/reimbursements(f)(g)	.95	%(h)	1.02%	1.16%	1.00%	.91%	1.08%

Net investment income(b)	3.68	%(h)	3.79%	3.75%	3.48%	1.91%	1.88%

Portfolio turnover rate	5%	25%	31%	34%	33%	30%

See footnote summary on page 108.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.68	$ 10.65	$ 9.76	$ 9.87	$ 11.56	$ 10.83

Income From Investment Operations

Net investment income(a)(b)	.15	.32	.32	.28	.12	.11

Net realized and unrealized gain (loss) on investment transactions	(.08)	.03	.87	(.09)	(1.68)	.77

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.07	.35	1.19	.19	(1.56)	.88

Less: Dividends

Dividends from net investment income	(.15)	(.32)	(.30)	(.30)	(.13)	(.15)

Net asset value, end of period	$ 10.60	$ 10.68	$ 10.65	$ 9.76	$ 9.87	$ 11.56

Total Return

Total investment return based on net asset value(d)	.66%	3.32%	12.29	%(e)	1.67%	(13.59)%	8.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,739	$11,228	$9,570	$8,042	$5,964	$7,943

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)	1.62	%(h)	1.71%	1.81%	1.63%	1.51%	1.51%

Expenses, before waiver/reimbursements(f)(g)	1.69	%(h)	1.77%	1.91%	1.75%	1.66%	1.81%

Net investment income(b)	2.94	%(h)	3.03%	3.00%	2.73%	1.08%	.96%

Portfolio turnover rate	5%	25%	31%	34%	33%	30%

See footnote summary on page 108.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.68	$ 10.65	$ 9.76	$ 9.87	$ 11.56	$ 10.83

Income From Investment Operations

Net investment income(a)(b)	.21	.42	.42	.38	.24	.24

Net realized and unrealized gain (loss) on investment transactions	(.09)	.03	.88	(.09)	(1.69)	.75

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.12	.45	1.30	.29	(1.45)	.99

Less: Dividends

Dividends from net investment income	(.20)	(.42)	(.41)	(.40)	(.24)	(.26)

Net asset value, end of period	$ 10.60	$ 10.68	$ 10.65	$ 9.76	$ 9.87	$ 11.56

Total Return

Total investment return based on net asset value(d)	1.16%	4.36%	13.42%	2.80%	(12.71)%	9.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,249,328	$962,657	$593,061	$357,411	$276,044	$159,988

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)	.62	%(h)	.71%	.81%	.63%	.51%	.51%

Expenses, before waiver/reimbursements(f)(g)	.69	%(h)	.77%	.91%	.75%	.66%	.82%

Net investment income(b)	3.93	%(h)	4.04%	3.99%	3.72%	2.23%	2.05%

Portfolio turnover rate	5%	25%	31%	34%	33%	30%

See footnote summary on page 108.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

The net asset value and total investment return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total investment return for shareholder transactions may differ from financial statements.

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021

Class A
Net of waivers/reimbursements	.75%	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.82%	.81%	.85%	.87%	.90%	1.07%
Class C
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.57%	1.56%	1.60%	1.62%	1.65%	1.79%
Advisor Class
Net of waivers/reimbursements	.50%	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.57%	.56%	.60%	.62%	.65%	.80%

(g)

In connection with the Fund investments in affiliated underlying portfolios, the Fund incur no direct expenses, but bear proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund pro rata share of certain acquired fund fees and expenses, and for the six months ended April 30, 2026, such waiver amounted to 0.01%.

(h)	Annualized.

See	notes to financial statements.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

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research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned

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subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5-and 10-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for

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coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the median for a peer group and higher than the median for a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

TAFIO-0152-0426

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 26, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	June 26, 2026